UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6332
                                                      --------

                           Rochester Portfolio Series
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

    PRINCIPAL                                                                                              EFFECTIVE
       AMOUNT                                                                  COUPON      MATURITY        MATURITY*        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--103.3%
NEW YORK--84.9%
$      20,000    Albany County, NY Airport Authority                            5.125%   12/15/2019     12/15/2010 A   $   20,513
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000    Albany County, NY IDA (Albany College of Pharmacy)             5.250    12/01/2019     01/07/2018 B    1,488,915
-----------------------------------------------------------------------------------------------------------------------------------
        5,000    Albany, NY GO                                                  7.000    01/15/2010     07/01/2008 A        5,019
-----------------------------------------------------------------------------------------------------------------------------------
      250,000    Albany, NY Hsg. Authority                                      6.250    10/01/2012 1   10/01/2008 A      250,550
-----------------------------------------------------------------------------------------------------------------------------------
      200,000    Albany, NY Hsg. Authority (Lark Drive)                         5.200    12/01/2013     12/01/2010 A      205,926
-----------------------------------------------------------------------------------------------------------------------------------
      150,000    Albany, NY Hsg. Authority (Lark Drive)                         5.400    12/01/2018     12/01/2010 A      152,235
-----------------------------------------------------------------------------------------------------------------------------------
    1,365,000    Albany, NY IDA (Brighter Choice Charter School)                4.500    04/01/2018     04/11/2017 B    1,245,836
-----------------------------------------------------------------------------------------------------------------------------------
    5,335,000    Albany, NY IDA (Charitable Leadership)                         5.500    07/01/2011     07/13/2010 B    5,535,863
-----------------------------------------------------------------------------------------------------------------------------------
    8,810,000    Albany, NY IDA (Charitable Leadership)                         6.000    07/01/2019 1   07/01/2013 A    8,834,580
-----------------------------------------------------------------------------------------------------------------------------------
    2,660,000    Albany, NY IDA (Daughters of Sarah Nursing Home)               5.250    10/20/2021     04/20/2014 A    2,761,745
-----------------------------------------------------------------------------------------------------------------------------------
    1,260,000    Albany, NY IDA (H. Johnson Office Park)                        5.750    03/01/2018     07/16/2014 B    1,247,224
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000    Albany, NY IDA (St. Peter's Hospital)                          5.750    11/15/2022     11/15/2017 A    3,095,970
-----------------------------------------------------------------------------------------------------------------------------------
   10,625,000    Albany, NY IDA (University at Albany Foundation
                 Student Hsg. Corp.)                                            6.750 2  11/01/2032     04/10/2008 C   10,625,000
-----------------------------------------------------------------------------------------------------------------------------------
    1,935,000    Albany, NY Municipal Water Finance Authority                   5.250    12/01/2017     06/01/2008 A    1,942,469
-----------------------------------------------------------------------------------------------------------------------------------
      200,000    Albany, NY Municipal Water Finance Authority                   5.250    12/01/2019     06/01/2008 A      200,498
-----------------------------------------------------------------------------------------------------------------------------------
    2,915,000    Albany, NY Municipal Water Finance Authority                   5.250    12/01/2020     06/01/2008 A    2,922,258
-----------------------------------------------------------------------------------------------------------------------------------
    3,235,000    Albany, NY Municipal Water Finance Authority 3                 5.250    12/01/2022     06/01/2008 A    3,242,311
-----------------------------------------------------------------------------------------------------------------------------------
    2,590,000    Albany, NY Municipal Water Finance Authority                   5.250    12/01/2023     06/01/2008 A    2,595,853
-----------------------------------------------------------------------------------------------------------------------------------
      890,000    Albany, NY Parking Authority                                   5.625    07/15/2020 1   07/15/2011 A      918,605
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      445,000    Albany, NY Parking Authority                                   5.625    07/15/2025 1   07/15/2011 A      452,832
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      140,000    Allegany County, NY IDA (Houghton College)                     5.000    01/15/2010     07/15/2008 A      141,560
-----------------------------------------------------------------------------------------------------------------------------------
    4,380,000    Allegany County, NY IDA (Houghton College)                     5.250    01/15/2018     07/15/2008 A    4,425,026
-----------------------------------------------------------------------------------------------------------------------------------
    1,550,000    Amherst, NY IDA (Daemen College)                               5.750    10/01/2011     04/26/2010 B    1,631,933
-----------------------------------------------------------------------------------------------------------------------------------
      490,000    Amherst, NY IDA (Faculty-Student Assoc. of SUNY at Buffalo)    5.750    04/01/2016     04/01/2012 A      499,888
-----------------------------------------------------------------------------------------------------------------------------------
      720,000    Amherst, NY IDA (Faculty-Student Assoc. of SUNY at Buffalo)    5.750    04/01/2017 1   04/01/2012 A      730,634
-----------------------------------------------------------------------------------------------------------------------------------
       10,000    Arlington, NY Central School District                          5.625    05/15/2022     05/15/2009 E       10,436
-----------------------------------------------------------------------------------------------------------------------------------
    6,940,000    Babylon, NY IDA (WSNCHS East, Inc.)                            6.500    08/01/2019 1   08/01/2010 A    7,276,174
-----------------------------------------------------------------------------------------------------------------------------------
      110,000    Batavia, NY GO                                                 5.000    11/01/2015     11/01/2015        118,458
-----------------------------------------------------------------------------------------------------------------------------------

                    1 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                  COUPON    MATURITY       MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     110,000  Batavia, NY GO                                                  5.000%  11/01/2016    11/01/2015 A   $    117,413
----------------------------------------------------------------------------------------------------------------------------------
      110,000  Batavia, NY GO                                                  5.000   11/01/2017    11/01/2015 A        116,445
----------------------------------------------------------------------------------------------------------------------------------
      110,000  Batavia, NY GO                                                  5.000   11/01/2018    11/01/2015 A        115,405
----------------------------------------------------------------------------------------------------------------------------------
      110,000  Batavia, NY GO                                                  5.000   11/01/2019    11/01/2015 A        114,811
----------------------------------------------------------------------------------------------------------------------------------
      110,000  Batavia, NY GO                                                  5.000   11/01/2020    11/01/2015 A        114,299
----------------------------------------------------------------------------------------------------------------------------------
    6,000,000  Battery Park, NY City Authority, Series A                       5.250   11/01/2022    11/01/2013 A      6,319,620
----------------------------------------------------------------------------------------------------------------------------------
      500,000  Bethlehem, NY Water System                                      5.500   03/01/2022    03/01/2013 A        516,470
----------------------------------------------------------------------------------------------------------------------------------
       85,000  Blauvelt, NY Volunteer Fire Company                             6.000   10/15/2008    10/15/2008           84,993
----------------------------------------------------------------------------------------------------------------------------------
      555,000  Brookhaven, NY IDA (Alternatives for Children)                  7.000   02/01/2013    03/22/2011 B        565,145
----------------------------------------------------------------------------------------------------------------------------------
      965,000  Brookhaven, NY IDA (Dowling College)                            6.500   11/01/2012    11/01/2012        1,024,598
----------------------------------------------------------------------------------------------------------------------------------
      860,000  Brookhaven, NY IDA (Enecon Corp.)                               5.800   11/01/2018    10/15/2014 B        815,822
----------------------------------------------------------------------------------------------------------------------------------
      130,000  Brookhaven, NY IDA (Stony Brook Foundation)                     5.750   11/01/2008    11/01/2008          131,201
----------------------------------------------------------------------------------------------------------------------------------
      645,000  Broome County, NY COP                                           5.250   04/01/2022 1  10/01/2008 A        645,774
----------------------------------------------------------------------------------------------------------------------------------
       10,000  Broome County, NY GO                                            5.400   04/15/2011    10/01/2008 A         10,143
----------------------------------------------------------------------------------------------------------------------------------
      925,000  Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)           5.250   11/01/2015    12/14/2013 B        880,147
----------------------------------------------------------------------------------------------------------------------------------
      320,000  Cattaraugus County, NY IDA (Olean General Hospital)             5.250   08/01/2023    08/01/2010 A        324,250
----------------------------------------------------------------------------------------------------------------------------------
    4,275,000  Cayuga County, NY COP (Auburn Memorial Hospital)                6.000   01/01/2021    07/01/2008 A      4,280,600
----------------------------------------------------------------------------------------------------------------------------------
    1,250,000  Chautauqua County, NY Tobacco Asset Securitization Corp.        6.000   07/01/2012    07/01/2010 A      1,284,675
----------------------------------------------------------------------------------------------------------------------------------
    1,075,000  Chautauqua County, NY Tobacco Asset Securitization Corp.        6.250   07/01/2016    07/01/2010 A      1,103,907
----------------------------------------------------------------------------------------------------------------------------------
    3,795,000  Chautauqua County, NY Tobacco Asset Securitization Corp.        6.500   07/01/2024    07/01/2010 A      3,907,863
----------------------------------------------------------------------------------------------------------------------------------
   18,160,000  Chautauqua County, NY Tobacco Asset Securitization Corp.        6.750   07/01/2040    07/01/2010 A     18,722,960
----------------------------------------------------------------------------------------------------------------------------------
    2,425,000  Clarence, NY IDA (Bristol Village)                              6.000   01/20/2044    01/20/2013 A      2,551,755
----------------------------------------------------------------------------------------------------------------------------------
       45,000  Clifton Park, NY Water Authority                                5.000   10/01/2029    08/24/2025 B         44,591
----------------------------------------------------------------------------------------------------------------------------------
    4,195,000  Cortland County, NY IDA (Cortland Memorial Hospital)            5.625   07/01/2024 1  07/01/2012 A      4,291,066
----------------------------------------------------------------------------------------------------------------------------------
       50,000  Cortland, NY GO                                                 5.625   05/01/2010    05/01/2008 A         50,123
----------------------------------------------------------------------------------------------------------------------------------
        5,000  Deerfield, NY GO                                                5.250   06/15/2008    06/15/2008            5,027
----------------------------------------------------------------------------------------------------------------------------------
       10,000  Deerfield, NY GO                                                5.250   06/15/2009    06/15/2009           10,282
----------------------------------------------------------------------------------------------------------------------------------
       10,000  Deerfield, NY GO                                                5.250   06/15/2010    06/15/2010           10,447
----------------------------------------------------------------------------------------------------------------------------------
       10,000  Deerfield, NY GO                                                5.250   06/15/2011    06/15/2011           10,573
----------------------------------------------------------------------------------------------------------------------------------
       10,000  Deerfield, NY GO                                                5.250   06/15/2012    06/15/2012           10,661
----------------------------------------------------------------------------------------------------------------------------------
       10,000  Deerfield, NY GO                                                5.250   06/15/2013    06/15/2013           10,714
----------------------------------------------------------------------------------------------------------------------------------
       10,000  Deerfield, NY GO                                                5.500   06/15/2014    06/15/2014           10,869
----------------------------------------------------------------------------------------------------------------------------------
       10,000  Deerfield, NY GO                                                5.500   06/15/2015    06/15/2015           10,870
----------------------------------------------------------------------------------------------------------------------------------
       10,000  Deerfield, NY GO                                                5.500   06/15/2016    06/15/2016           10,870
----------------------------------------------------------------------------------------------------------------------------------
       10,000  Deerfield, NY GO                                                5.500   06/15/2017    06/15/2016 A         10,794
----------------------------------------------------------------------------------------------------------------------------------

                    2 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                  COUPON    MATURITY       MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$      10,000  Deerfield, NY GO                                                5.500%  06/15/2018    06/15/2016 A   $     10,705
----------------------------------------------------------------------------------------------------------------------------------
       15,000  Deerfield, NY GO                                                5.500   06/15/2019    06/15/2016 A         16,009
----------------------------------------------------------------------------------------------------------------------------------
       15,000  Deerfield, NY GO                                                5.500   06/15/2020    06/15/2016 A         15,939
----------------------------------------------------------------------------------------------------------------------------------
    5,205,000  Dutchess County, NY IDA (Marist College)                        5.150   07/01/2017    07/01/2013 A      5,432,979
----------------------------------------------------------------------------------------------------------------------------------
    6,725,000  Dutchess County, NY IDA (Vassar Brothers Medical Center) 4      6.180 2 04/01/2022    04/08/2008 C      6,725,000
----------------------------------------------------------------------------------------------------------------------------------
       25,000  East Hampton, NY Town GO                                        5.000   04/15/2018    10/15/2008 A         25,275
----------------------------------------------------------------------------------------------------------------------------------
      515,000  East Rochester, NY Hsg. Authority (Gates Senior Hsg.)           5.200   04/20/2021    10/20/2013 A        528,709
----------------------------------------------------------------------------------------------------------------------------------
    2,800,000  East Rochester, NY Hsg. Authority (Rochester St. Mary's
               Residence Facility)                                             5.375   12/20/2022 1  12/20/2015 A      2,904,636
----------------------------------------------------------------------------------------------------------------------------------
    8,300,000  East Rochester, NY Hsg. Authority (St. John's Meadows)          5.000   08/15/2027    03/12/2022 B      8,128,107
----------------------------------------------------------------------------------------------------------------------------------
      210,000  East Syracuse, NY Hsg. Authority (Bennett Manor Associates)     6.700   04/01/2021    04/01/2010 A        220,960
----------------------------------------------------------------------------------------------------------------------------------
      415,000  Elmira, NY GO                                                   5.000   10/01/2015    10/01/2015          444,494
----------------------------------------------------------------------------------------------------------------------------------
      440,000  Elmira, NY GO                                                   5.000   10/01/2016    10/01/2015 A        470,197
----------------------------------------------------------------------------------------------------------------------------------
      460,000  Elmira, NY GO                                                   5.000   10/01/2017    10/01/2015 A        487,089
----------------------------------------------------------------------------------------------------------------------------------
      485,000  Elmira, NY GO                                                   5.000   10/01/2018    10/01/2017 A        508,503
----------------------------------------------------------------------------------------------------------------------------------
      505,000  Elmira, NY GO                                                   5.000   10/01/2019    10/01/2017 A        526,478
----------------------------------------------------------------------------------------------------------------------------------
    1,300,000  Erie County, NY IDA (Buffalo City School District)              5.750   05/01/2025    05/01/2014 A      1,405,469
----------------------------------------------------------------------------------------------------------------------------------
    6,500,000  Erie County, NY IDA (Buffalo City School District)              5.750   05/01/2026    05/01/2014 A      6,971,510
----------------------------------------------------------------------------------------------------------------------------------
    1,430,000  Erie County, NY IDA (Medaille College)                          6.875   10/01/2013    03/17/2011 B      1,478,906
----------------------------------------------------------------------------------------------------------------------------------
      295,000  Erie County, NY IDA (Medaille College)                          7.250   11/01/2010    11/19/2009 B        300,404
----------------------------------------------------------------------------------------------------------------------------------
   29,615,000  Erie County, NY Tobacco Asset Securitization Corp.              5.000   06/01/2031    03/22/2017 B     26,683,707
----------------------------------------------------------------------------------------------------------------------------------
    9,750,000  Erie County, NY Tobacco Asset Securitization Corp.              5.000   06/01/2038    08/15/2020 B      8,669,310
----------------------------------------------------------------------------------------------------------------------------------
    1,635,000  Erie County, NY Tobacco Asset Securitization Corp.              5.750   07/15/2013    07/15/2010 E      1,766,127
----------------------------------------------------------------------------------------------------------------------------------
    7,305,000  Erie County, NY Tobacco Asset Securitization Corp.              6.000   07/15/2020    07/15/2010 E      7,931,185
----------------------------------------------------------------------------------------------------------------------------------
      250,000  Essex County, NY IDA (International Paper Company) 3            6.450   11/15/2023    11/15/2009 A        250,255
----------------------------------------------------------------------------------------------------------------------------------
      690,000  Essex County, NY IDA (North Country Community
               College Foundation)                                             4.600   06/01/2015    12/25/2013 B        678,187
----------------------------------------------------------------------------------------------------------------------------------
      540,000  Franklin County, NY IDA (North Country Community College
               Foundation)                                                     4.600   06/01/2015    12/24/2013 B        530,755
----------------------------------------------------------------------------------------------------------------------------------
      500,000  Hamilton County, NY IDA (Adirondack Historical Assoc.)          5.250   11/01/2018    11/01/2008 A        511,540
----------------------------------------------------------------------------------------------------------------------------------
       75,000  Hempstead Village, NY GO                                        5.000   09/15/2017    09/15/2016 A         76,527
----------------------------------------------------------------------------------------------------------------------------------

                    3 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                 COUPON     MATURITY       MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     500,000  Hempstead Village, NY GO                                        5.000%  07/01/2018    07/01/2014 A     $  502,225
----------------------------------------------------------------------------------------------------------------------------------
       75,000  Hempstead Village, NY GO                                        5.000   09/15/2018    09/15/2016 A         75,435
----------------------------------------------------------------------------------------------------------------------------------
    1,195,000  Hempstead Village, NY GO                                        5.000   07/01/2019    07/01/2019        1,193,375
----------------------------------------------------------------------------------------------------------------------------------
       75,000  Hempstead Village, NY GO                                        5.000   09/15/2019    09/15/2019           74,901
----------------------------------------------------------------------------------------------------------------------------------
       75,000  Hempstead Village, NY GO                                        5.000   09/15/2020    09/15/2020           74,415
----------------------------------------------------------------------------------------------------------------------------------
       75,000  Hempstead Village, NY GO                                        5.000   09/15/2021    09/15/2021           73,524
----------------------------------------------------------------------------------------------------------------------------------
       75,000  Hempstead Village, NY GO                                        5.000   09/15/2022    09/15/2022           72,930
----------------------------------------------------------------------------------------------------------------------------------
       75,000  Hempstead Village, NY GO                                        5.000   09/15/2023    09/15/2023           72,299
----------------------------------------------------------------------------------------------------------------------------------
    1,635,000  Hempstead Village, NY GO                                        5.250   07/01/2023    07/01/2023        1,620,481
----------------------------------------------------------------------------------------------------------------------------------
    1,730,000  Hempstead Village, NY GO                                        5.250   07/01/2024    07/01/2024        1,701,092
----------------------------------------------------------------------------------------------------------------------------------
    1,700,000  Hempstead, NY IDA (Adelphi University)                          5.750   06/01/2022 1  06/01/2012 A      1,773,236
----------------------------------------------------------------------------------------------------------------------------------
    1,350,000  Hempstead, NY IDA (Hofstra University)                          5.800   07/01/2015    07/01/2008 A      1,360,436
----------------------------------------------------------------------------------------------------------------------------------
    2,740,000  Hempstead, NY IDA (Lynbrook Facilities)                         6.000   11/01/2017    08/10/2013 B      2,668,596
----------------------------------------------------------------------------------------------------------------------------------
      525,000  Hempstead, NY IDA (Peninsula Counseling Center)                 5.500   11/01/2010    11/01/2009 B        519,703
----------------------------------------------------------------------------------------------------------------------------------
      900,000  Hempstead, NY IDA (Peninsula Counseling Center)                 5.500   11/01/2011    11/01/2011          888,453
----------------------------------------------------------------------------------------------------------------------------------
      620,000  Hempstead, NY IDA (Peninsula Counseling Center)                 5.750   11/01/2018    09/03/2015 B        603,155
----------------------------------------------------------------------------------------------------------------------------------
       60,000  Herkimer County, NY GO                                          5.000   09/15/2012    09/15/2008 A         62,802
----------------------------------------------------------------------------------------------------------------------------------
       40,000  Herkimer County, NY GO                                          5.000   09/15/2012    09/15/2008 A         40,391
----------------------------------------------------------------------------------------------------------------------------------
      465,000  Herkimer County, NY IDA (Burrows Paper) 3                       8.000   01/01/2009    07/01/2008 A        466,311
----------------------------------------------------------------------------------------------------------------------------------
      370,000  Herkimer County, NY IDA (Herkimer County
               College Foundation)                                             5.850   11/01/2010    11/15/2009 B        383,638
----------------------------------------------------------------------------------------------------------------------------------
    1,155,000  Herkimer, NY Hsg. Authority                                     7.150   03/01/2011    09/01/2008 A      1,158,708
----------------------------------------------------------------------------------------------------------------------------------
      300,000  Hudson, NY IDA (Hudson Fabrics) 3                               6.000   11/01/2012    10/10/2010 B        288,111
----------------------------------------------------------------------------------------------------------------------------------
    3,500,000  Islip, NY IDA (United Cerebral Palsy Assoc.)                    5.500   12/01/2016    01/17/2013 B      3,243,800
----------------------------------------------------------------------------------------------------------------------------------
      410,000  Islip, NY IDA (United Cerebral Palsy Assoc.)                    5.500   12/01/2016    01/17/2013 B        379,988
----------------------------------------------------------------------------------------------------------------------------------
       15,000  Islip, NY Res Rec, Series D                                     6.500   07/01/2009    07/01/2008 A         15,231
----------------------------------------------------------------------------------------------------------------------------------
    2,990,000  Islip, NY Res Rec, Series E                                     5.625   07/01/2017    07/01/2014 A      3,240,652
----------------------------------------------------------------------------------------------------------------------------------
    1,175,000  Islip, NY Res Rec, Series E                                     5.750   07/01/2019    07/01/2014 A      1,261,057
----------------------------------------------------------------------------------------------------------------------------------
      250,000  Jamestown, NY GO                                                5.000   08/01/2024    08/01/2014 A        259,880
----------------------------------------------------------------------------------------------------------------------------------
      250,000  Jamestown, NY GO                                                5.000   08/01/2025    08/01/2014 A        259,178
----------------------------------------------------------------------------------------------------------------------------------
    1,385,000  Jamestown, NY Hsg. Authority                                    6.125   07/01/2010    09/27/2009 B      1,362,937
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  Kenmore, NY Hsg. Authority (SUNY at Buffalo)                    5.500   08/01/2024    08/01/2011 A      1,011,740
----------------------------------------------------------------------------------------------------------------------------------
    2,210,000  Livingston County, NY IDA (Nicholas H.
               Noyes Memorial Hospital)                                        5.875   07/01/2022    05/25/2019 B      2,138,374
----------------------------------------------------------------------------------------------------------------------------------
    1,010,000  Livingston County, NY IDA (Nicholas H. Noyes
               Memorial Hospital)                                              6.000   07/01/2030    04/22/2027 B        961,722
----------------------------------------------------------------------------------------------------------------------------------
       70,000  Livonia, NY GO                                                  5.000   06/15/2020    06/15/2017 A         74,317
----------------------------------------------------------------------------------------------------------------------------------
       75,000  Livonia, NY GO                                                  5.000   06/15/2021    06/15/2017 A         79,214
----------------------------------------------------------------------------------------------------------------------------------

                    4 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                 COUPON     MATURITY       MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$      80,000  Livonia, NY GO                                                  5.000%  06/15/2022    06/15/2017 A    $    83,719
----------------------------------------------------------------------------------------------------------------------------------
       85,000  Livonia, NY GO                                                  5.000   06/15/2023    06/15/2017 A         88,624
----------------------------------------------------------------------------------------------------------------------------------
       90,000  Livonia, NY GO                                                  5.000   06/15/2024    06/15/2017 A         93,287
----------------------------------------------------------------------------------------------------------------------------------
       75,000  Livonia, NY GO                                                  5.000   06/15/2025    06/15/2017 A         77,453
----------------------------------------------------------------------------------------------------------------------------------
    2,065,000  Madison County, NY IDA (Morrisville State College Foundation)   5.000   06/01/2022    06/01/2016 A      2,100,869
----------------------------------------------------------------------------------------------------------------------------------
    2,260,000  Madison County, NY IDA (Oneida Healthcare Center)               5.500   02/01/2016    02/01/2011 A      2,341,405
----------------------------------------------------------------------------------------------------------------------------------
      145,000  Medina, NY Hsg. Corp.                                           8.250   08/15/2011 1  08/15/2008 A        145,036
----------------------------------------------------------------------------------------------------------------------------------
    2,965,000  Monroe County, NY COP                                           8.050   01/01/2011 1  07/01/2008 A      2,972,264
----------------------------------------------------------------------------------------------------------------------------------
       50,000  Monroe County, NY GO                                            5.000   06/01/2017    06/01/2008 A         50,533
----------------------------------------------------------------------------------------------------------------------------------
      265,000  Monroe County, NY GO                                            5.250   02/01/2016    08/01/2008 A        266,836
----------------------------------------------------------------------------------------------------------------------------------
       75,000  Monroe County, NY GO                                            5.350   03/01/2012    09/01/2008 A         75,524
----------------------------------------------------------------------------------------------------------------------------------
      510,000  Monroe County, NY IDA (Canal Ponds)                             7.000   06/15/2013 1  06/15/2008 A        513,371
----------------------------------------------------------------------------------------------------------------------------------
    1,285,000  Monroe County, NY IDA (DePaul Community Facilities)             6.500   02/01/2024 1  08/01/2008 A      1,293,597
----------------------------------------------------------------------------------------------------------------------------------
       75,000  Monroe County, NY IDA (Nazareth College of Rochester)           5.250   10/01/2021    10/01/2011 A         78,234
----------------------------------------------------------------------------------------------------------------------------------
       25,000  Monroe County, NY IDA (Rochester Institute of Technology)       5.000   04/01/2010    04/01/2010           25,546
----------------------------------------------------------------------------------------------------------------------------------
      340,000  Monroe County, NY IDA (Summit at Brighton)                      5.000   07/01/2016    10/26/2012 B        317,047
----------------------------------------------------------------------------------------------------------------------------------
    1,860,000  Monroe County, NY IDA (West End Business Center)                5.125   12/01/2014    05/29/2011 B      1,780,987
----------------------------------------------------------------------------------------------------------------------------------
   13,810,000  Monroe County, NY Tobacco Asset Securitization Corp. (TASC)     6.150   06/01/2025    01/26/2010 D     14,707,374
----------------------------------------------------------------------------------------------------------------------------------
       60,000  Monroe County, NY Water Authority                               5.250   08/01/2011    08/01/2008 A         60,132
----------------------------------------------------------------------------------------------------------------------------------
      285,000  Monroe, NY Newpower Corp.                                       4.500   01/01/2011    10/01/2010 B        285,969
----------------------------------------------------------------------------------------------------------------------------------
      155,000  Monroe, NY Newpower Corp.                                       4.700   01/01/2012    10/01/2011 B        155,651
----------------------------------------------------------------------------------------------------------------------------------
      410,000  Monroe, NY Newpower Corp.                                       4.800   01/01/2013    10/01/2012 B        412,165
----------------------------------------------------------------------------------------------------------------------------------
    7,800,000  Monroe, NY Newpower Corp.                                       6.375   01/01/2024    07/01/2009 A      7,884,318
----------------------------------------------------------------------------------------------------------------------------------
      280,000  Mount Vernon, NY IDA (Kings Court)                              5.125   12/01/2023    01/21/2022 B        270,158
----------------------------------------------------------------------------------------------------------------------------------
      975,000  Mount Vernon, NY IDA (Macedonia Towers)                         5.125   12/01/2023    01/18/2022 B        940,729
----------------------------------------------------------------------------------------------------------------------------------
      185,000  Mount Vernon, NY IDA (Meadowview)                               6.000   06/01/2009    12/06/2008 B        184,848
----------------------------------------------------------------------------------------------------------------------------------
    5,275,000  Mount Vernon, NY IDA (Section 8), Series A                      5.250   12/01/2014 1  06/01/2008 A      5,390,734
----------------------------------------------------------------------------------------------------------------------------------
       50,000  Municipal Assistance Corp. for Troy, NY                         5.000   01/15/2016    07/15/2008 A         50,458
----------------------------------------------------------------------------------------------------------------------------------
    1,965,000  Nassau County, NY (CSMR)                                        5.950   11/01/2022    09/14/2016 B      1,888,385
----------------------------------------------------------------------------------------------------------------------------------
      300,000  Nassau County, NY Bridge Authority                              5.250   10/01/2026    10/01/2008 A        305,670
----------------------------------------------------------------------------------------------------------------------------------
      305,000  Nassau County, NY IDA (ACDS)                                    5.950   11/01/2022    09/14/2016 B        293,108
----------------------------------------------------------------------------------------------------------------------------------
      605,000  Nassau County, NY IDA (ACDS)                                    6.000   12/01/2019    04/02/2017 B        573,504
----------------------------------------------------------------------------------------------------------------------------------

                    5 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                 COUPON     MATURITY       MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     440,000  Nassau County, NY IDA (ALIA-ACDS)                               7.000%  10/01/2016    11/01/2011 A    $   448,562
----------------------------------------------------------------------------------------------------------------------------------
      680,000  Nassau County, NY IDA (ALIA-ACLD)                               5.750   09/01/2011    06/03/2010 B        672,588
----------------------------------------------------------------------------------------------------------------------------------
      655,000  Nassau County, NY IDA (ALIA-CMA)                                7.000   10/01/2016    11/01/2011 A        667,746
----------------------------------------------------------------------------------------------------------------------------------
      505,000  Nassau County, NY IDA (ALIA-CRR)                                7.000   10/01/2016    11/01/2011 A        514,827
----------------------------------------------------------------------------------------------------------------------------------
      110,000  Nassau County, NY IDA (ALIA-FREE)                               7.000   10/01/2016    11/01/2011 A        112,141
----------------------------------------------------------------------------------------------------------------------------------
      460,000  Nassau County, NY IDA (ALIA-HKSB)                               7.000   10/01/2016    11/01/2011 A        468,952
----------------------------------------------------------------------------------------------------------------------------------
    1,745,000  Nassau County, NY IDA (CSMR)                                    6.000   12/01/2019    12/27/2016 B      1,654,155
----------------------------------------------------------------------------------------------------------------------------------
      250,000  Nassau County, NY IDA (Epilepsy Foundation of  L.I.)            5.950   11/01/2022    08/23/2016 B        240,253
----------------------------------------------------------------------------------------------------------------------------------
      740,000  Nassau County, NY IDA (Epilepsy Foundation of  L.I.)            6.000   12/01/2019    11/17/2016 B        701,157
----------------------------------------------------------------------------------------------------------------------------------
      335,000  Nassau County, NY IDA (Hispanic Counseling Center)              6.000   11/01/2017    08/21/2013 B        325,074
----------------------------------------------------------------------------------------------------------------------------------
      265,000  Nassau County, NY IDA (Life's WORCA)                            5.950   11/01/2022    09/04/2016 B        254,668
----------------------------------------------------------------------------------------------------------------------------------
       80,000  Nassau County, NY IDA (North Shore CFGA)                        5.750   05/01/2008    05/01/2008           79,991
----------------------------------------------------------------------------------------------------------------------------------
      505,000  Nassau County, NY IDA (PLUS Group Home)                         6.150   11/01/2022    09/23/2016 B        485,507
----------------------------------------------------------------------------------------------------------------------------------
      755,000  Nassau County, NY IDA (United Cerebral Palsy)                   5.750   11/01/2009    02/06/2009 B        752,320
----------------------------------------------------------------------------------------------------------------------------------
      130,000  Nassau County, NY IDA (United Veteran's Beacon House)           6.000   11/01/2017    08/08/2013 B        126,148
----------------------------------------------------------------------------------------------------------------------------------
      490,000  Nassau County, NY IDA (WORCA)                                   6.000   12/01/2019    12/23/2016 B        464,280
----------------------------------------------------------------------------------------------------------------------------------
      140,000  Nassau County, NY IDA, Series C                                 6.000   12/01/2019    12/22/2016 B        132,651
----------------------------------------------------------------------------------------------------------------------------------
      680,000  Nassau County, NY Interim Finance Authority                     5.125   11/15/2021    05/15/2008 A        680,721
----------------------------------------------------------------------------------------------------------------------------------
       80,000  Nassau County, NY Interim Finance Authority                     5.375   11/15/2012    05/15/2008 A         80,166
----------------------------------------------------------------------------------------------------------------------------------
       35,000  Nassau County, NY Interim Finance Authority                     5.375   11/15/2013    05/15/2008 A         35,072
----------------------------------------------------------------------------------------------------------------------------------
   21,000,000  Nassau County, NY Tobacco Settlement Corp.                      0.000 5 06/01/2026    12/03/2017 B     18,592,560
----------------------------------------------------------------------------------------------------------------------------------
      725,000  Nassau County, NY Tobacco Settlement Corp.                      6.000   07/15/2017    07/15/2009 E        770,247
----------------------------------------------------------------------------------------------------------------------------------
    2,255,000  Nassau County, NY Tobacco Settlement Corp.                      6.250   07/15/2021    07/15/2009 A      2,402,883
----------------------------------------------------------------------------------------------------------------------------------
    4,925,000  Nassau County, NY Tobacco Settlement Corp.                      6.300   07/15/2021    07/15/2009 A      5,251,134
----------------------------------------------------------------------------------------------------------------------------------
    1,320,000  Nassau County, NY Tobacco Settlement Corp.                      6.300   07/15/2022    07/15/2009 A      1,407,410
----------------------------------------------------------------------------------------------------------------------------------
      265,000  Nassau, NY IDA (EBS North Hills LLC)                            7.000   11/01/2013    01/03/2011 B        291,884
----------------------------------------------------------------------------------------------------------------------------------
      120,000  Nassau, NY IDA (EBS North Hills LLC)                            7.000   11/01/2013    01/03/2011 B        132,190
----------------------------------------------------------------------------------------------------------------------------------

                    6 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                 COUPON     MATURITY       MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     160,000  Nassau, NY IDA (EBS North Hills LLC)                            7.000%  11/01/2013    01/08/2011 B    $   176,554
----------------------------------------------------------------------------------------------------------------------------------
      175,000  Nassau, NY IDA (EBS North Hills LLC)                            7.000   11/01/2013    01/03/2011 B        193,564
----------------------------------------------------------------------------------------------------------------------------------
      175,000  Nassau, NY IDA (EBS North Hills LLC)                            7.000   11/01/2013    01/03/2011 B        193,564
----------------------------------------------------------------------------------------------------------------------------------
    1,235,000  New Rochelle, NY IDA (College of New Rochelle)                  5.500   07/01/2019    07/01/2009 A      1,262,491
----------------------------------------------------------------------------------------------------------------------------------
       80,000  New Rochelle, NY Municipal Hsg. Authority, Series B             6.500   12/01/2014    12/01/2008 E         84,519
----------------------------------------------------------------------------------------------------------------------------------
       15,000  New Windsor, NY GO                                              5.300   05/01/2010    05/01/2008 A         15,035
----------------------------------------------------------------------------------------------------------------------------------
       10,000  Newburgh, NY GO                                                 7.600   04/01/2008    04/01/2008           10,000
----------------------------------------------------------------------------------------------------------------------------------
    1,275,000  Newburgh, NY IDA (Bourne & Kenney Redevel. Company)             5.650   08/01/2020 1  08/01/2009 A      1,293,985
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  Newburgh, NY IDA (Bourne & Kenney Redevel. Company)             5.750   02/01/2032    08/01/2009 A      1,004,040
----------------------------------------------------------------------------------------------------------------------------------
      150,000  Niagara County, NY IDA (American Ref-Fuel Company)              5.550   11/15/2024    11/15/2015 C        147,290
----------------------------------------------------------------------------------------------------------------------------------
    1,350,000  Niagara County, NY IDA (Niagara Falls Memorial Medical Center)  5.250   06/01/2018    10/04/2016 B      1,239,030
----------------------------------------------------------------------------------------------------------------------------------
   13,360,000  Niagara County, NY IDA (Niagara Falls Memorial Medical Center)  5.500   11/01/2035    01/03/2025 B     11,172,834
----------------------------------------------------------------------------------------------------------------------------------
    6,250,000  Niagara County, NY IDA (Solid Waste Disposal)                   5.450   11/15/2025    11/15/2012 C      6,183,125
----------------------------------------------------------------------------------------------------------------------------------
    9,360,000  Niagara County, NY IDA (Solid Waste Disposal)                   5.550   11/15/2024    03/04/2020 B      9,294,761
----------------------------------------------------------------------------------------------------------------------------------
   12,450,000  Niagara County, NY IDA (Solid Waste Disposal)                   5.625   11/15/2024    11/15/2014 C     12,346,167
----------------------------------------------------------------------------------------------------------------------------------
      170,000  Niagara County, NY Tobacco Asset Securitization Corp.           5.375   05/15/2018    05/15/2009 B        163,183
----------------------------------------------------------------------------------------------------------------------------------
      175,000  Niagara County, NY Tobacco Asset Securitization Corp.           5.500   05/15/2019    05/15/2011 A        175,375
----------------------------------------------------------------------------------------------------------------------------------
       90,000  Niagara County, NY Tobacco Asset Securitization Corp.           5.500   05/15/2020    05/15/2011 A         90,109
----------------------------------------------------------------------------------------------------------------------------------
    1,175,000  Niagara County, NY Tobacco Asset Securitization Corp.           5.875   05/15/2022    05/15/2011 A      1,187,796
----------------------------------------------------------------------------------------------------------------------------------
    1,060,000  Niagara County, NY Tobacco Asset Securitization Corp.           6.250   05/15/2034    11/15/2010 A      1,078,497
----------------------------------------------------------------------------------------------------------------------------------
      945,000  Niagara County, NY Tobacco Asset Securitization Corp.           6.250   05/15/2040    05/15/2010 A        958,788
----------------------------------------------------------------------------------------------------------------------------------
   11,995,000  Niagara County, NY Tobacco Asset Securitization Corp.           6.750   05/15/2029 1  05/15/2010 A     12,382,798
----------------------------------------------------------------------------------------------------------------------------------
        5,000  Niagara Falls, NY HDC (Niagara Towers)                          5.150   10/01/2010    10/01/2008 A          5,058
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  Niagara Falls, NY Public Water Authority                        5.500   07/15/2034    07/15/2015 A      1,031,630
----------------------------------------------------------------------------------------------------------------------------------
       60,000  Niagara, NY Frontier Transportation Authority (Buffalo Niagara
               International Airport)                                          5.000   04/01/2013    10/01/2008 A         60,644
----------------------------------------------------------------------------------------------------------------------------------

                    7 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                 COUPON     MATURITY       MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$   7,655,000  Niagara, NY Frontier Transportation Authority (Buffalo Niagara
               International Airport)                                          5.625%  04/01/2029 1  04/01/2009 A    $ 7,689,524
----------------------------------------------------------------------------------------------------------------------------------
      210,000  Niagara, NY Frontier Transportation Authority (Buffalo Niagara
               International Airport)                                          5.750   04/01/2019    04/01/2009 A        216,537
----------------------------------------------------------------------------------------------------------------------------------
      610,000  North Babylon, NY Volunteer Fire Company                        5.750   08/01/2022    08/01/2008 A        622,603
----------------------------------------------------------------------------------------------------------------------------------
       25,000  North Elba, NY GO                                               5.400   06/01/2009    06/01/2008 A         25,122
----------------------------------------------------------------------------------------------------------------------------------
       25,000  North Hempstead, NY GO                                          5.375   05/15/2016    05/15/2008 A         25,079
----------------------------------------------------------------------------------------------------------------------------------
      345,000  NY Capital District Youth Center                                6.000   02/01/2017    08/01/2008 A        350,672
----------------------------------------------------------------------------------------------------------------------------------
    1,100,000  NY Carnegie Redevel. Corp. 4                                    6.500   09/01/2011    11/17/2009 B      1,071,774
----------------------------------------------------------------------------------------------------------------------------------
    9,625,000  NY Counties Tobacco Trust I                                     6.300   06/01/2019 1  06/01/2010 E     10,524,360
----------------------------------------------------------------------------------------------------------------------------------
    4,670,000  NY Counties Tobacco Trust I 3                                   6.300   06/01/2019 1  06/01/2010 A      4,785,629
----------------------------------------------------------------------------------------------------------------------------------
    4,325,000  NY Counties Tobacco Trust I                                     6.500   06/01/2035    06/01/2010 A      4,432,303
----------------------------------------------------------------------------------------------------------------------------------
    3,295,000  NY Counties Tobacco Trust I                                     6.625   06/01/2042 1  06/01/2010 A      3,383,767
----------------------------------------------------------------------------------------------------------------------------------
   21,415,000  NY Counties Tobacco Trust II (TASC)                             5.250   06/01/2025    12/17/2011 B     20,212,334
----------------------------------------------------------------------------------------------------------------------------------
      150,000  NY Counties Tobacco Trust II (TASC)                             5.500   06/01/2011    06/01/2011          151,767
----------------------------------------------------------------------------------------------------------------------------------
      865,000  NY Counties Tobacco Trust II (TASC)                             5.625   06/01/2035    07/12/2018 B        852,492
----------------------------------------------------------------------------------------------------------------------------------
    1,055,000  NY Counties Tobacco Trust II (TASC)                             5.750   06/01/2013    06/01/2011 A      1,080,130
----------------------------------------------------------------------------------------------------------------------------------
    1,925,000  NY Counties Tobacco Trust II (TASC)                             5.750   06/01/2014    06/01/2011 A      1,962,903
----------------------------------------------------------------------------------------------------------------------------------
      750,000  NY Counties Tobacco Trust II (TASC)                             5.750   06/01/2043    07/04/2024 B        746,565
----------------------------------------------------------------------------------------------------------------------------------
    2,120,000  NY Counties Tobacco Trust II (TASC)                             6.000   06/01/2015    06/01/2011 A      2,175,756
----------------------------------------------------------------------------------------------------------------------------------
    2,330,000  NY Counties Tobacco Trust II (TASC)                             6.000   06/01/2016    06/01/2011 A      2,382,565
----------------------------------------------------------------------------------------------------------------------------------
   10,175,000  NY Counties Tobacco Trust III                                   5.000   06/01/2027    11/19/2009 B     10,063,075
----------------------------------------------------------------------------------------------------------------------------------
    4,980,000  NY Counties Tobacco Trust III                                   5.750   06/01/2033    09/26/2012 D      4,946,783
----------------------------------------------------------------------------------------------------------------------------------
   16,575,000  NY Counties Tobacco Trust III                                   6.000   06/01/2043    06/01/2013 A     16,734,286
----------------------------------------------------------------------------------------------------------------------------------
    4,490,000  NY Counties Tobacco Trust IV                                    4.250   06/01/2021    03/14/2012 B      4,191,640
----------------------------------------------------------------------------------------------------------------------------------
   38,400,000  NY Counties Tobacco Trust IV (TASC)                             0.000 5 06/01/2041    08/03/2019 B     36,477,696
----------------------------------------------------------------------------------------------------------------------------------
    4,520,000  NY Counties Tobacco Trust IV (TASC)                             4.750   06/01/2026    10/12/2009 B      3,982,210
----------------------------------------------------------------------------------------------------------------------------------
   38,400,000  NY Counties Tobacco Trust IV (TASC)                             6.650 2 06/01/2041    06/01/2010 A      4,965,504
----------------------------------------------------------------------------------------------------------------------------------
      500,000  NY Grand Central BID (Grand Central District Management)        5.000   01/01/2022    01/01/2014 A        517,345
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NY MTA Commuter Facilities (Grand Central Terminal)             5.400   07/01/2011    07/01/2008 A         25,062
----------------------------------------------------------------------------------------------------------------------------------
       85,000  NY MTA Commuter Facilities (Grand Central Terminal)             5.500   07/01/2012    07/01/2008 E         85,219
----------------------------------------------------------------------------------------------------------------------------------

                    8 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                 COUPON     MATURITY       MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$      25,000  NY MTA Commuter Facilities, Series 7                            5.625%  07/01/2016 1  07/01/2008 E    $    26,140
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NY MTA Commuter Facilities, Series B                            5.000   07/01/2017    07/01/2009 E          5,109
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NY MTA Commuter Facilities, Series B                            5.125   07/01/2024    07/01/2008 A         50,848
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NY MTA Commuter Facilities, Series D                            5.000   07/01/2016    07/01/2008 E          5,286
----------------------------------------------------------------------------------------------------------------------------------
       55,000  NY MTA Service Contract, Series 3                               7.375   07/01/2008    07/01/2008           55,771
----------------------------------------------------------------------------------------------------------------------------------
    8,500,000  NY MTA Service Contract, Series A                               5.125   01/01/2024    07/01/2012 A      8,640,335
----------------------------------------------------------------------------------------------------------------------------------
   15,350,000  NY MTA Service Contract, Series A                               5.750   07/01/2031    07/01/2012 A     15,887,250
----------------------------------------------------------------------------------------------------------------------------------
      540,000  NY MTA, Series A                                                5.000   11/15/2026    11/15/2016 A        541,847
----------------------------------------------------------------------------------------------------------------------------------
   11,425,000  NY MTA, Series A                                                5.125   11/15/2031    11/15/2012 A     11,454,591
----------------------------------------------------------------------------------------------------------------------------------
   11,075,000  NY MTA, Series A                                                5.500   11/15/2026    11/15/2012 A     11,671,721
----------------------------------------------------------------------------------------------------------------------------------
   25,000,000  NY MTA, Series A                                                5.750   11/15/2032    11/15/2012 A     25,352,000
----------------------------------------------------------------------------------------------------------------------------------
   96,900,000  NY MTA, Series A-1 4                                           10.000 2 11/01/2031    04/10/2008 C     96,900,000
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NY MTA, Series E                                                5.500   11/15/2021    11/15/2012 A         53,059
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NY New Hartford-Sunset Wood Funding Corp.                       5.950   08/01/2027    08/01/2008 A         50,487
----------------------------------------------------------------------------------------------------------------------------------
    1,345,000  NY Newark-Wayne Community Hospital                              7.600   09/01/2015    09/01/2008 A      1,345,928
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NY Oneida Healthcare Corp. (Oneida Health Systems)              5.300   02/01/2021    02/01/2011 A         50,634
----------------------------------------------------------------------------------------------------------------------------------
    3,895,000  NY Oneida Healthcare Corp. (Oneida Health Systems)              5.500   02/01/2016 1  02/01/2011 A      4,035,298
----------------------------------------------------------------------------------------------------------------------------------
   32,000,000  NY Sales Tax Asset Receivables Corp., Series A                  5.250   10/15/2027    10/15/2014 A     32,907,840
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NY Seneca Nation Indians Capital Improvements 3                 5.250   12/01/2016    06/14/2015 B      5,032,500
----------------------------------------------------------------------------------------------------------------------------------
      575,000  NY Tobacco Settlement Financing Corp. (TASC)                    5.000   06/01/2011    06/01/2008 A        575,719
----------------------------------------------------------------------------------------------------------------------------------
      135,000  NY Tobacco Settlement Financing Corp. (TASC)                    5.250   06/01/2012    06/01/2008 A        135,197
----------------------------------------------------------------------------------------------------------------------------------
   11,905,000  NY Tobacco Settlement Financing Corp. (TASC)                    5.250   06/01/2013    06/01/2008 A     11,935,953
----------------------------------------------------------------------------------------------------------------------------------
    4,420,000  NY Tobacco Settlement Financing Corp. (TASC)                    5.250   06/01/2013    06/01/2008 A      4,428,044
----------------------------------------------------------------------------------------------------------------------------------
    2,220,000  NY Tobacco Settlement Financing Corp. (TASC)                    5.250   06/01/2021    06/01/2013 A      2,275,278
----------------------------------------------------------------------------------------------------------------------------------
   19,550,000  NY Tobacco Settlement Financing Corp. (TASC)                    5.500   06/01/2014    06/01/2009 A     19,924,578
----------------------------------------------------------------------------------------------------------------------------------
    8,250,000  NY Tobacco Settlement Financing Corp. (TASC)                    5.500   06/01/2015    06/01/2010 A      8,457,323
----------------------------------------------------------------------------------------------------------------------------------
   11,900,000  NY Tobacco Settlement Financing Corp. (TASC)                    5.500   06/01/2016    06/01/2008 A     12,281,276
----------------------------------------------------------------------------------------------------------------------------------
    5,020,000  NY Tobacco Settlement Financing Corp. (TASC)                    5.500   06/01/2017    06/01/2011 A      5,197,758
----------------------------------------------------------------------------------------------------------------------------------
   21,000,000  NY Tobacco Settlement Financing Corp. (TASC)                    5.500   06/01/2018    06/01/2012 A     21,893,760
----------------------------------------------------------------------------------------------------------------------------------

                    9 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                 COUPON     MATURITY       MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  20,500,000  NY Tobacco Settlement Financing Corp. (TASC)                    5.500%  06/01/2019    06/01/2013 A    $21,472,725
----------------------------------------------------------------------------------------------------------------------------------
   11,000,000  NY Tobacco Settlement Financing Corp. (TASC)                    5.500   06/01/2020    06/01/2013 A     11,398,750
----------------------------------------------------------------------------------------------------------------------------------
   18,395,000  NY Tobacco Settlement Financing Corp. (TASC)                    5.500   06/01/2021    06/01/2013 A     19,048,206
----------------------------------------------------------------------------------------------------------------------------------
   14,965,000  NY Tobacco Settlement Financing Corp. (TASC)                    5.500   06/01/2022    06/01/2013 A     15,465,879
----------------------------------------------------------------------------------------------------------------------------------
    3,400,000  NY Tobacco Settlement Financing Corp. (TASC)                   14.200 2 06/01/2023    04/18/2008 A      3,400,000
----------------------------------------------------------------------------------------------------------------------------------
       40,000  NY Triborough Bridge & Tunnel Authority                         5.000   01/01/2024    07/01/2008 A         40,041
----------------------------------------------------------------------------------------------------------------------------------
    1,335,000  NY Triborough Bridge & Tunnel Authority, Series A               5.000   01/01/2024    07/01/2008 E      1,336,495
----------------------------------------------------------------------------------------------------------------------------------
      845,000  NY Triborough Bridge & Tunnel Authority, Series A               5.200   01/01/2020    07/01/2008 A        881,867
----------------------------------------------------------------------------------------------------------------------------------
   40,215,000  NY TSASC, Inc. (TFABs) 6                                        4.750   06/01/2022    10/09/2011 B     37,836,791
----------------------------------------------------------------------------------------------------------------------------------
   50,000,000  NY TSASC, Inc. (TFABs) 6                                        5.000   06/01/2026    05/28/2016 B     46,420,500
----------------------------------------------------------------------------------------------------------------------------------
      275,000  NY TSASC, Inc. (TFABs)                                          4.250   07/15/2010    07/15/2010          286,908
----------------------------------------------------------------------------------------------------------------------------------
  163,385,000  NY TSASC, Inc. (TFABs)                                          4.750   06/01/2022    10/09/2011 B    153,722,411
----------------------------------------------------------------------------------------------------------------------------------
   41,000,000  NY TSASC, Inc. (TFABs)                                          5.000   06/01/2026    06/28/2016 B     38,064,400
----------------------------------------------------------------------------------------------------------------------------------
   14,740,000  NY TSASC, Inc. (TFABs) 3                                        5.000   06/01/2034    04/20/2020 B     13,197,606
----------------------------------------------------------------------------------------------------------------------------------
      430,000  NY TSASC, Inc. (TFABs)                                          5.250   07/15/2011    07/15/2011          466,275
----------------------------------------------------------------------------------------------------------------------------------
      815,000  NY TSASC, Inc. (TFABs)                                          5.500   07/15/2013    07/15/2012 A        900,322
----------------------------------------------------------------------------------------------------------------------------------
   23,140,000  NY TSASC, Inc. (TFABs)                                          5.500   07/15/2024    02/19/2012 D     24,862,079
----------------------------------------------------------------------------------------------------------------------------------
       45,000  NY United Nations Devel. Corp., Series A                        5.250   07/01/2012    07/01/2008 A         45,092
----------------------------------------------------------------------------------------------------------------------------------
    1,575,000  NY United Nations Devel. Corp., Series A                        5.250   07/01/2013    07/01/2008 A      1,578,229
----------------------------------------------------------------------------------------------------------------------------------
    1,500,000  NY United Nations Devel. Corp., Series A                        5.250   07/01/2014    07/01/2008 A      1,503,075
----------------------------------------------------------------------------------------------------------------------------------
    1,590,000  NY United Nations Devel. Corp., Series A                        5.250   07/01/2015    07/01/2008 A      1,593,260
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NY United Nations Devel. Corp., Series A                        5.250   07/01/2016    07/01/2008 A         10,020
----------------------------------------------------------------------------------------------------------------------------------
    5,755,000  NY United Nations Devel. Corp., Series A                        5.250   07/01/2018    07/01/2008 A      5,762,712
----------------------------------------------------------------------------------------------------------------------------------
    6,530,000  NY United Nations Devel. Corp., Series A                        5.250   07/01/2019    07/01/2008 A      6,538,750
----------------------------------------------------------------------------------------------------------------------------------
    6,900,000  NY United Nations Devel. Corp., Series A                        5.250   07/01/2020    07/01/2008 A      6,909,246
----------------------------------------------------------------------------------------------------------------------------------
    2,970,000  NY United Nations Devel. Corp., Series A                        5.250   07/01/2021    07/01/2008 A      2,973,980
----------------------------------------------------------------------------------------------------------------------------------
    3,050,000  NY United Nations Devel. Corp., Series A 3                      5.250   07/01/2022    07/01/2008 A      3,054,087
----------------------------------------------------------------------------------------------------------------------------------
    2,185,000  NY United Nations Devel. Corp., Series A                        5.250   07/01/2023    07/01/2008 A      2,187,928
----------------------------------------------------------------------------------------------------------------------------------
    3,020,000  NY United Nations Devel. Corp., Series A                        5.250   07/01/2024    07/01/2008 A      3,024,047
----------------------------------------------------------------------------------------------------------------------------------

                   10 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                 COUPON     MATURITY       MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     100,000  NY United Nations Devel. Corp., Series A                        5.250%  07/01/2025    07/01/2008 A    $   100,107
----------------------------------------------------------------------------------------------------------------------------------
      225,000  NY United Nations Devel. Corp., Series A                        5.250   07/01/2026    07/01/2008 A        225,038
----------------------------------------------------------------------------------------------------------------------------------
      180,000  NY Valley Health Devel. Corp.                                   6.750   05/20/2022    05/20/2010 A        197,744
----------------------------------------------------------------------------------------------------------------------------------
   29,000,000  NYC GO 6                                                        5.000   06/01/2023    06/01/2015 A     29,487,055
----------------------------------------------------------------------------------------------------------------------------------
   10,000,000  NYC GO 6                                                        5.000   08/15/2023    08/15/2014 A     10,152,000
----------------------------------------------------------------------------------------------------------------------------------
   11,340,000  NYC GO 6                                                        5.000   12/01/2023    12/01/2014 A     11,519,115
----------------------------------------------------------------------------------------------------------------------------------
   10,000,000  NYC GO 6                                                        5.000   04/01/2030    08/20/2028 B      9,974,700
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO                                                          0.000 5 03/15/2029    03/30/2025 B         45,022
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                                          5.000   08/01/2015    08/01/2008 A         15,256
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC GO                                                          5.000   08/15/2016    08/15/2008 A         20,358
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                                          5.000   05/15/2018    05/15/2008 A         15,173
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                          5.000   05/15/2018    05/15/2008 A          5,070
----------------------------------------------------------------------------------------------------------------------------------
      350,000  NYC GO                                                          5.000   08/01/2018    08/01/2008 A        353,868
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                                          5.000   08/01/2018    08/01/2008 A         15,165
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO                                                          5.000   08/15/2018    08/15/2008 A         50,741
----------------------------------------------------------------------------------------------------------------------------------
    1,055,000  NYC GO                                                          5.000   12/01/2018    12/01/2014 A      1,104,944
----------------------------------------------------------------------------------------------------------------------------------
       90,000  NYC GO                                                          5.000   08/15/2019    08/15/2008 A         91,333
----------------------------------------------------------------------------------------------------------------------------------
      425,000  NYC GO                                                          5.000   08/01/2020    08/01/2014 A        438,082
----------------------------------------------------------------------------------------------------------------------------------
      570,000  NYC GO                                                          5.000   03/15/2021    03/15/2009 A        576,977
----------------------------------------------------------------------------------------------------------------------------------
    4,000,000  NYC GO                                                          5.000   08/01/2021    08/01/2015 A      4,109,400
----------------------------------------------------------------------------------------------------------------------------------
      295,000  NYC GO                                                          5.000   08/01/2022    08/01/2008 A        298,221
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                          5.000   08/01/2022    08/01/2008 A         10,138
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYC GO                                                          5.000   08/01/2022    08/01/2015 A      1,022,100
----------------------------------------------------------------------------------------------------------------------------------
       65,000  NYC GO                                                          5.000   08/01/2022    08/01/2010 A         65,508
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYC GO                                                          5.000   08/01/2022    08/01/2008 A         25,162
----------------------------------------------------------------------------------------------------------------------------------
    1,500,000  NYC GO                                                          5.000   08/01/2022    08/01/2015 A      1,533,150
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                          5.000   08/01/2022    08/01/2008 A         10,142
----------------------------------------------------------------------------------------------------------------------------------
      110,000  NYC GO                                                          5.000   08/01/2022    02/01/2009 A        111,033
----------------------------------------------------------------------------------------------------------------------------------
      175,000  NYC GO                                                          5.000   08/15/2022    08/15/2008 A        176,313
----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYC GO                                                          5.000   09/15/2022    09/15/2013 A         40,686
----------------------------------------------------------------------------------------------------------------------------------
    2,500,000  NYC GO                                                          5.000   11/01/2022    11/01/2014 A      2,550,450
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                                          5.000   05/15/2023    05/15/2008 A         15,170
----------------------------------------------------------------------------------------------------------------------------------
      250,000  NYC GO                                                          5.000   08/01/2023    08/01/2008 A        251,513
----------------------------------------------------------------------------------------------------------------------------------
      615,000  NYC GO                                                          5.000   08/01/2023    08/01/2015 A        625,529
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                          5.000   08/01/2023    08/01/2008 E          5,058
----------------------------------------------------------------------------------------------------------------------------------
    4,000,000  NYC GO 3                                                        5.000   08/01/2023    08/01/2015 A      4,068,480
----------------------------------------------------------------------------------------------------------------------------------
      125,000  NYC GO                                                          5.000   08/01/2023    08/01/2008 A        126,469
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYC GO                                                          5.000   08/01/2023    08/01/2015 A      1,017,120
----------------------------------------------------------------------------------------------------------------------------------
    6,750,000  NYC GO                                                          5.000   11/01/2023    11/01/2014 A      6,855,638
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYC GO                                                          5.000   01/01/2024    01/01/2017 A      2,031,020
----------------------------------------------------------------------------------------------------------------------------------
       90,000  NYC GO                                                          5.000   04/15/2024    04/15/2009 A         90,881
----------------------------------------------------------------------------------------------------------------------------------

                   11 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                 COUPON     MATURITY       MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  NYC GO                                                          5.000%  06/01/2024    06/01/2016 A    $ 5,073,350
----------------------------------------------------------------------------------------------------------------------------------
    3,040,000  NYC GO                                                          5.000   08/01/2024    08/01/2015 A      3,080,766
----------------------------------------------------------------------------------------------------------------------------------
    8,000,000  NYC GO                                                          5.000   08/01/2024    02/01/2016 A      8,113,360
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NYC GO                                                          5.000   08/01/2024    08/01/2016 A      5,074,550
----------------------------------------------------------------------------------------------------------------------------------
    1,150,000  NYC GO                                                          5.000   08/01/2024    08/01/2015 A      1,165,422
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NYC GO                                                          5.000   09/01/2024    09/01/2015 A      5,067,800
----------------------------------------------------------------------------------------------------------------------------------
    3,650,000  NYC GO                                                          5.000   12/01/2024    12/01/2014 A      3,695,151
----------------------------------------------------------------------------------------------------------------------------------
    6,000,000  NYC GO                                                          5.000   06/01/2025    06/01/2015 A      6,057,180
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYC GO                                                          5.000   08/01/2025    08/01/2015 A      1,009,710
----------------------------------------------------------------------------------------------------------------------------------
    5,335,000  NYC GO                                                          5.000   09/01/2025    09/01/2015 A      5,387,443
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYC GO                                                          5.000   12/01/2025    12/01/2014 A      1,008,960
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NYC GO                                                          5.000   04/01/2026    04/01/2015 A      5,032,250
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NYC GO                                                          5.000   08/01/2026    08/01/2015 A      5,033,200
----------------------------------------------------------------------------------------------------------------------------------
    4,000,000  NYC GO                                                          5.000   08/01/2026    08/01/2015 A      4,026,560
----------------------------------------------------------------------------------------------------------------------------------
    8,760,000  NYC GO                                                          5.000   08/01/2026    02/01/2016 A      8,821,495
----------------------------------------------------------------------------------------------------------------------------------
    6,920,000  NYC GO                                                          5.000   08/01/2026    08/01/2015 A      6,965,949
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NYC GO                                                          5.000   08/01/2026    08/01/2017 A      5,040,500
----------------------------------------------------------------------------------------------------------------------------------
    1,830,000  NYC GO                                                          5.000   11/01/2027    11/01/2014 A      1,837,046
----------------------------------------------------------------------------------------------------------------------------------
    7,125,000  NYC GO                                                          5.000   08/01/2028    12/12/2027 B      7,143,810
----------------------------------------------------------------------------------------------------------------------------------
       90,000  NYC GO                                                          5.000   03/15/2029    03/30/2025 B         90,047
----------------------------------------------------------------------------------------------------------------------------------
      495,000  NYC GO                                                          5.000   03/15/2029    03/30/2025 B        495,257
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                          5.000   04/15/2029    05/21/2027 B         10,019
----------------------------------------------------------------------------------------------------------------------------------
      195,000  NYC GO                                                          5.125   08/01/2011    08/01/2008 A        197,311
----------------------------------------------------------------------------------------------------------------------------------
      115,000  NYC GO                                                          5.125   08/01/2018    08/01/2008 A        116,691
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                          5.125   03/15/2019    03/15/2009 A         10,425
----------------------------------------------------------------------------------------------------------------------------------
    8,360,000  NYC GO                                                          5.125   08/01/2022    02/01/2009 A      8,450,372
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                          5.125   03/15/2025    03/15/2012 A          5,105
----------------------------------------------------------------------------------------------------------------------------------
      505,000  NYC GO                                                          5.125   08/01/2025    08/01/2008 A        507,333
----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYC GO                                                          5.125   08/01/2025    08/01/2008 A         35,207
----------------------------------------------------------------------------------------------------------------------------------
       45,000  NYC GO                                                          5.125   08/01/2025    08/01/2008 A         45,375
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYC GO                                                          5.125   05/15/2029    05/15/2009 A         25,117
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO                                                          5.200   08/01/2021    08/01/2008 A         50,753
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC GO                                                          5.200   08/01/2021    08/01/2008 A         20,299
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO                                                          5.250   08/01/2011    08/01/2008 A         50,591
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYC GO                                                          5.250   05/01/2012    05/01/2008 A         25,055
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                          5.250   08/01/2012    08/01/2008 A          5,060
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO                                                          5.250   08/15/2013    08/15/2008 A         50,969
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                          5.250   08/01/2014    08/01/2008 A          5,060
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                          5.250   08/01/2015    08/01/2008 A         10,120
----------------------------------------------------------------------------------------------------------------------------------
      405,000  NYC GO                                                          5.250   08/01/2016    08/01/2008 A        409,860
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                          5.250   08/01/2016    08/01/2008 A          5,061
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                          5.250   08/01/2017    08/01/2008 A          5,060
----------------------------------------------------------------------------------------------------------------------------------

                   12 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                 COUPON     MATURITY       MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$      90,000  NYC GO                                                          5.250%  08/01/2019    08/01/2008 A    $    91,375
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                          5.250   05/01/2021    05/01/2008 A         10,013
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                          5.250   11/15/2021 1  05/15/2008 A          5,056
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                          5.250   01/15/2023    01/15/2013 A          5,522
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC GO                                                          5.250   01/15/2023    01/15/2013 A         20,534
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                                          5.250   08/15/2023    08/15/2008 A         15,207
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYC GO                                                          5.250   08/15/2024    08/15/2014 A      1,025,500
----------------------------------------------------------------------------------------------------------------------------------
    5,110,000  NYC GO                                                          5.250   08/15/2026    08/15/2014 A      5,209,390
----------------------------------------------------------------------------------------------------------------------------------
      140,000  NYC GO                                                          5.250   06/01/2027    06/01/2012 A        141,659
----------------------------------------------------------------------------------------------------------------------------------
      220,000  NYC GO                                                          5.250   01/15/2028    01/15/2013 A        223,234
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC GO                                                          5.250   01/15/2033    01/15/2013 A         22,089
----------------------------------------------------------------------------------------------------------------------------------
      180,000  NYC GO                                                          5.250   01/15/2033    01/15/2013 A        180,664
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC GO                                                          5.300   08/01/2024    08/01/2008 A         20,229
----------------------------------------------------------------------------------------------------------------------------------
       65,000  NYC GO                                                          5.300   01/15/2026    01/15/2013 A         71,935
----------------------------------------------------------------------------------------------------------------------------------
       70,000  NYC GO                                                          5.300   01/15/2026    01/15/2013 A         71,216
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYC GO                                                          5.375   08/01/2015    08/01/2008 A      2,037,260
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                          5.375   08/01/2017    08/01/2010 A          5,389
----------------------------------------------------------------------------------------------------------------------------------
       45,000  NYC GO                                                          5.375   08/01/2017    08/01/2010 A         47,678
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                          5.375   08/01/2019    08/01/2009 A         10,335
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                          5.375   08/01/2020    08/01/2009 A          5,167
----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYC GO                                                          5.375   03/01/2027    03/01/2013 A         38,933
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO                                                          5.375   03/01/2027    03/01/2013 A         50,959
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                          5.375   08/01/2027    08/01/2008 A          5,110
----------------------------------------------------------------------------------------------------------------------------------
      580,000  NYC GO                                                          5.375   08/01/2027    08/01/2008 A        588,358
----------------------------------------------------------------------------------------------------------------------------------
       80,000  NYC GO                                                          5.500   08/01/2010    08/01/2008 E         80,983
----------------------------------------------------------------------------------------------------------------------------------
      110,000  NYC GO                                                          5.500   08/01/2022    08/01/2008 A        111,275
----------------------------------------------------------------------------------------------------------------------------------
      810,000  NYC GO                                                          5.500   06/01/2023    06/01/2013 A        840,488
----------------------------------------------------------------------------------------------------------------------------------
    6,825,000  NYC GO                                                          5.500   06/01/2023    06/01/2013 A      7,663,520
----------------------------------------------------------------------------------------------------------------------------------
    1,630,000  NYC GO                                                          5.500   05/15/2024 1  05/15/2010 A      1,680,220
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO                                                          5.500   02/15/2026    08/15/2008 A         50,126
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC GO                                                          5.500   02/15/2026    08/15/2008 A         20,516
----------------------------------------------------------------------------------------------------------------------------------
       75,000  NYC GO                                                          5.500   11/15/2037    05/15/2008 A         75,422
----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYC GO                                                          5.500   11/15/2037    05/15/2008 A        100,655
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                          5.600   12/01/2009    06/01/2008 A         10,049
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                                          5.600   12/01/2010    06/01/2008 A         15,067
----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYC GO                                                          5.600   12/01/2013    06/01/2008 A         30,146
----------------------------------------------------------------------------------------------------------------------------------
       45,000  NYC GO                                                          5.625   08/15/2008    08/15/2008           45,133
----------------------------------------------------------------------------------------------------------------------------------
      185,000  NYC GO                                                          5.625   08/15/2009    08/15/2008 A        185,488
----------------------------------------------------------------------------------------------------------------------------------
       95,000  NYC GO                                                          5.625   10/01/2020    10/01/2008 A         95,175
----------------------------------------------------------------------------------------------------------------------------------
      220,000  NYC GO                                                          5.700   08/15/2010    08/15/2008 A        220,598
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                          5.750   05/15/2012    05/15/2008 A         10,027
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                          5.750   05/15/2012    05/15/2008 A         10,026
----------------------------------------------------------------------------------------------------------------------------------

                   13 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                 COUPON     MATURITY       MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$   1,910,000  NYC GO                                                          5.750%  08/01/2012    08/01/2008 A    $ 1,938,459
----------------------------------------------------------------------------------------------------------------------------------
      465,000  NYC GO                                                          5.750   03/01/2018    03/01/2013 A        525,194
----------------------------------------------------------------------------------------------------------------------------------
      570,000  NYC GO                                                          5.750   03/01/2018    03/01/2013 A        616,216
----------------------------------------------------------------------------------------------------------------------------------
      310,000  NYC GO                                                          5.750   08/01/2018    08/01/2012 A        333,669
----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYC GO                                                          5.750   08/01/2018    08/01/2012 A        538,175
----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYC GO                                                          5.750   03/01/2020    03/01/2013 A        564,725
----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYC GO                                                          5.875   08/01/2015    08/01/2008 A         30,382
----------------------------------------------------------------------------------------------------------------------------------
    7,155,000  NYC GO                                                          5.875   06/01/2019    06/01/2012 A      7,716,024
----------------------------------------------------------------------------------------------------------------------------------
    4,770,000  NYC GO                                                          5.875   08/01/2019    08/01/2012 A      5,157,801
----------------------------------------------------------------------------------------------------------------------------------
    5,495,000  NYC GO                                                          5.875   06/01/2020    06/01/2012 A      5,925,863
----------------------------------------------------------------------------------------------------------------------------------
    6,645,000  NYC GO                                                          5.875   06/01/2021    06/01/2012 A      7,166,034
----------------------------------------------------------------------------------------------------------------------------------
       60,000  NYC GO                                                          6.000   05/15/2011    05/15/2008 A         60,172
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                          6.000   02/01/2012    08/01/2008 A          5,052
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                          6.000   08/01/2017    08/01/2008 A          5,064
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                                          6.000   05/15/2018    05/15/2010 A         10,597
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                          6.000   02/01/2022    08/01/2008 A          5,041
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                                          6.000   05/15/2022    05/15/2010 A         15,880
----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYC GO                                                          6.000   02/15/2024    08/15/2008 A         35,071
----------------------------------------------------------------------------------------------------------------------------------
      255,000  NYC GO                                                          6.350   05/15/2014    05/15/2008 A        258,728
----------------------------------------------------------------------------------------------------------------------------------
    1,130,000  NYC GO                                                          6.500   05/15/2017    05/15/2010 A      1,208,953
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                          7.000   02/01/2009    08/01/2008 A          5,078
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                          7.000   12/01/2010    06/01/2008 A          5,037
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                          7.000   02/01/2011    08/01/2008 A          5,078
----------------------------------------------------------------------------------------------------------------------------------
       80,000  NYC GO                                                          7.000   02/01/2012    08/01/2008 A         81,194
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                                          7.000   02/01/2018    08/01/2008 A          5,014
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                                          7.500   02/01/2009    08/01/2008 A         15,065
----------------------------------------------------------------------------------------------------------------------------------
       45,000  NYC GO                                                          7.750   08/15/2027    08/15/2008 A         45,702
----------------------------------------------------------------------------------------------------------------------------------
       90,000  NYC GO RIBS                                                     6.683 7 08/29/2008    08/01/2008 A         90,501
----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYC GO RIBS                                                     6.683 7 08/13/2009    08/01/2008 A        100,499
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO RIBS                                                     6.683 7 07/29/2010    08/01/2008 A         50,250
----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYC GO RIBS                                                     6.781 7 08/22/2013    08/01/2008 A        100,511
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO RIBS                                                     6.781 7 08/27/2015    08/01/2008 A         50,256
----------------------------------------------------------------------------------------------------------------------------------
      450,000  NYC GO RIBS                                                     7.970 7 09/01/2011    08/01/2008 A        460,679
----------------------------------------------------------------------------------------------------------------------------------
   17,800,000  NYC HDC 4                                                       7.940 2 11/01/2040    04/08/2008 C     17,800,000
----------------------------------------------------------------------------------------------------------------------------------
      565,000  NYC HDC (Multifamily Hsg.)                                      5.050   11/01/2023    11/01/2012 A        566,627
----------------------------------------------------------------------------------------------------------------------------------
    2,500,000  NYC HDC (Multifamily Hsg.)                                      5.100   11/01/2027    06/19/2023 B      2,355,175
----------------------------------------------------------------------------------------------------------------------------------
    4,610,000  NYC HDC (Multifamily Hsg.)                                      5.250   11/01/2030    05/01/2014 A      4,624,061
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC HDC (Multifamily Hsg.)                                      5.250   11/01/2031    08/13/2026 B         20,023
----------------------------------------------------------------------------------------------------------------------------------
      400,000  NYC HDC (Multifamily Hsg.)                                      5.600   11/01/2019    11/01/2009 A        408,332
----------------------------------------------------------------------------------------------------------------------------------
   30,810,000  NYC HDC (Multifamily Hsg.) 4                                    7.130 2 11/01/2015    11/01/2015       30,810,000
----------------------------------------------------------------------------------------------------------------------------------
      900,000  NYC HDC (Multifamily Hsg.), Series A                            5.375   11/01/2023    05/01/2012 A        901,782
----------------------------------------------------------------------------------------------------------------------------------

                   14 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                 COUPON     MATURITY       MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     450,000  NYC HDC (Multifamily Hsg.), Series A                            5.500%  11/01/2009    05/01/2008 A    $   450,896
----------------------------------------------------------------------------------------------------------------------------------
      845,000  NYC HDC (Multifamily Hsg.), Series A                            5.625   05/01/2012    05/01/2008 A        854,599
----------------------------------------------------------------------------------------------------------------------------------
    1,950,000  NYC HDC (Multifamily Hsg.), Series E                            6.250   05/01/2036    11/01/2009 A      2,005,497
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC HDC (The Animal Medical Center)                             5.500   12/01/2033    12/01/2010 A         50,378
----------------------------------------------------------------------------------------------------------------------------------
      185,000  NYC HDC, Series A                                               5.000   07/01/2010    07/01/2010          194,925
----------------------------------------------------------------------------------------------------------------------------------
   27,850,000  NYC HDC, Series A 3                                             5.000   07/01/2025    07/01/2015 A     28,236,558
----------------------------------------------------------------------------------------------------------------------------------
    2,215,000  NYC HDC, Series C                                               5.000   11/01/2026    07/16/2022 B      2,116,787
----------------------------------------------------------------------------------------------------------------------------------
   27,750,000  NYC Health & Hospital Corp.                                     5.250   02/15/2017 1  02/15/2010 A     28,110,750
----------------------------------------------------------------------------------------------------------------------------------
    1,010,000  NYC Health & Hospital Corp.                                     5.450   02/15/2026    02/15/2012 A      1,016,959
----------------------------------------------------------------------------------------------------------------------------------
    3,000,000  NYC Health & Hospital Corp. (Health System)                     5.250   02/15/2022    02/15/2013 A      3,117,240
----------------------------------------------------------------------------------------------------------------------------------
      470,000  NYC IDA (Acme Architectural Products)                           5.875   11/01/2009    03/04/2009 B        463,542
----------------------------------------------------------------------------------------------------------------------------------
    9,400,000  NYC IDA (AIRIS JFK I/JFK International Airport)                 5.500   07/01/2028    09/16/2023 B      8,387,526
----------------------------------------------------------------------------------------------------------------------------------
   10,000,000  NYC IDA (AIRIS JFK I/JFK International Airport) 3               6.000   07/01/2015    03/09/2013 B      9,923,700
----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYC IDA (Atlantic Veal & Lamb)                                  7.250   12/01/2008    12/01/2008          100,077
----------------------------------------------------------------------------------------------------------------------------------
    2,890,000  NYC IDA (Beth Abraham Health Services)                          6.000   02/15/2013    12/10/2010 B      2,933,350
----------------------------------------------------------------------------------------------------------------------------------
      730,000  NYC IDA (Beth Abraham Health Services)                          6.000   11/15/2013    06/28/2010 B        742,388
----------------------------------------------------------------------------------------------------------------------------------
      350,000  NYC IDA (Beth Abraham Health Services)                          6.000   11/15/2013    10/04/2010 B        355,940
----------------------------------------------------------------------------------------------------------------------------------
      790,000  NYC IDA (Calhoun School)                                        6.250   12/01/2016    11/22/2012 B        812,705
----------------------------------------------------------------------------------------------------------------------------------
    5,255,000  NYC IDA (Calhoun School)                                        6.250   12/01/2017    06/01/2008 A      5,260,623
----------------------------------------------------------------------------------------------------------------------------------
      605,000  NYC IDA (Center for Elimination of Family Violence)             6.250   11/01/2016    03/25/2013 B        593,723
----------------------------------------------------------------------------------------------------------------------------------
    7,625,000  NYC IDA (Chapin School)                                         4.800   11/01/2018    09/21/2014 B      7,164,221
----------------------------------------------------------------------------------------------------------------------------------
      115,000  NYC IDA (Chardan Corp.)                                         6.250   11/01/2008    11/01/2008          117,692
----------------------------------------------------------------------------------------------------------------------------------
    4,275,000  NYC IDA (College of Mount St. Vincent) 4                       11.000 2 06/01/2036    04/09/2008 C      4,275,000
----------------------------------------------------------------------------------------------------------------------------------
      235,000  NYC IDA (College of New Rochelle)                               6.200   09/01/2010 1  09/01/2008 A        235,599
----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYC IDA (College of New Rochelle)                               6.300   09/01/2015 1  09/01/2008 A        500,920
----------------------------------------------------------------------------------------------------------------------------------
      780,000  NYC IDA (Comprehensive Care Management)                         5.625   11/01/2015    12/30/2011 B        757,856
----------------------------------------------------------------------------------------------------------------------------------
      595,000  NYC IDA (Comprehensive Care Management)                         5.625   11/01/2015    03/21/2012 B        578,108
----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYC IDA (Comprehensive Care Management)                         5.750   11/01/2008    11/01/2008           99,631
----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYC IDA (Comprehensive Care Management)                         5.750   11/01/2008    11/01/2008           39,816
----------------------------------------------------------------------------------------------------------------------------------
    2,705,000  NYC IDA (Comprehensive Care Management)                         5.750   08/01/2018    12/04/2014 B      2,542,402
----------------------------------------------------------------------------------------------------------------------------------
    2,770,000  NYC IDA (Comprehensive Care Management)                         5.750   11/01/2018    12/04/2014 B      2,600,698
----------------------------------------------------------------------------------------------------------------------------------

                   15 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                 COUPON     MATURITY       MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$   2,885,000  NYC IDA (Comprehensive Care Management)                         5.750%  05/01/2019    12/03/2015 B    $ 2,716,026
----------------------------------------------------------------------------------------------------------------------------------
      125,000  NYC IDA (Essie Cosmetics)                                       5.500   11/01/2008    11/01/2008          124,996
----------------------------------------------------------------------------------------------------------------------------------
    4,300,000  NYC IDA (Ethical Culture Fieldstone School) 4                   6.500 2 06/01/2035    04/10/2008 C      4,300,000
----------------------------------------------------------------------------------------------------------------------------------
      785,000  NYC IDA (Family Support Systems)                                6.500   11/01/2014    02/02/2012 B        777,378
----------------------------------------------------------------------------------------------------------------------------------
    3,340,000  NYC IDA (Gateway School of New York)                            5.300   06/01/2019    05/01/2015 B      3,180,816
----------------------------------------------------------------------------------------------------------------------------------
      935,000  NYC IDA (Global Country World Peace)                            6.250   11/01/2015    01/19/2013 B        884,987
----------------------------------------------------------------------------------------------------------------------------------
      875,000  NYC IDA (Global Country World Peace)                            6.250   11/01/2025    12/20/2012 B        828,196
----------------------------------------------------------------------------------------------------------------------------------
    1,310,000  NYC IDA (Gourmet Boutique)                                      5.250   05/01/2013    08/21/2010 B      1,243,321
----------------------------------------------------------------------------------------------------------------------------------
    1,795,000  NYC IDA (Guttmacher Institute)                                  5.250   12/01/2016    12/29/2012 B      1,661,865
----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYC IDA (Independent Living Assoc.)                             6.200   07/01/2020    05/04/2015 B        466,030
----------------------------------------------------------------------------------------------------------------------------------
   33,190,000  NYC IDA (Japan Airlines)                                        6.000   11/01/2015    05/01/2008 A     33,681,212
----------------------------------------------------------------------------------------------------------------------------------
   16,350,000  NYC IDA (JFK International Airport)                             8.000   08/01/2012    08/01/2012       16,915,874
----------------------------------------------------------------------------------------------------------------------------------
    2,500,000  NYC IDA (Liberty-7 World Trade Center)                          6.250   03/01/2015    03/01/2012 A      2,528,750
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NYC IDA (Liberty-7 World Trade Center) 4                        6.500   03/01/2035    03/01/2009 A      5,033,550
----------------------------------------------------------------------------------------------------------------------------------
    2,355,000  NYC IDA (Lycee Francais De New York)                            5.500   06/01/2013    12/01/2012 A      2,429,489
----------------------------------------------------------------------------------------------------------------------------------
      730,000  NYC IDA (Lycee Francais De New York)                            5.500   06/01/2015    12/01/2012 A        743,600
----------------------------------------------------------------------------------------------------------------------------------
    2,880,000  NYC IDA (Lycee Francais De New York)                            5.500   06/01/2016    12/01/2012 A      2,920,522
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYC IDA (Lycee Francais De New York)                            5.500   06/01/2017    12/01/2012 A      2,020,720
----------------------------------------------------------------------------------------------------------------------------------
    3,210,000  NYC IDA (Lycee Francais De New York)                            5.500   06/01/2018    12/01/2012 A      3,216,934
----------------------------------------------------------------------------------------------------------------------------------
      795,000  NYC IDA (Manhattan Community Access Corp.) 3                    5.250   12/01/2016    12/24/2012 B        739,310
----------------------------------------------------------------------------------------------------------------------------------
    4,230,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)        5.375   11/01/2016    03/18/2013 B      4,102,889
----------------------------------------------------------------------------------------------------------------------------------
      415,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)        5.375   11/01/2018    09/13/2014 B        399,583
----------------------------------------------------------------------------------------------------------------------------------
    2,020,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)        5.375   11/01/2018    10/05/2014 B      1,944,957
----------------------------------------------------------------------------------------------------------------------------------
      250,000  NYC IDA (Marymount School of New York)                          5.125   09/01/2021    07/30/2017 B        231,000
----------------------------------------------------------------------------------------------------------------------------------
    1,545,000  NYC IDA (Metro Biofuels)                                        5.500   11/01/2013    12/12/2011 B      1,522,628
----------------------------------------------------------------------------------------------------------------------------------
    1,800,000  NYC IDA (Metropolitan College of New York)                      5.750   03/01/2020    03/14/2018 B      1,684,152
----------------------------------------------------------------------------------------------------------------------------------
    4,585,000  NYC IDA (MMC Corp.)                                             5.125   11/01/2025    11/01/2010 A      4,636,123
----------------------------------------------------------------------------------------------------------------------------------
    5,865,000  NYC IDA (Montefiore Medical Center Corp.)                       5.125   11/01/2035    11/01/2010 A      5,879,487
----------------------------------------------------------------------------------------------------------------------------------
    1,810,000  NYC IDA (Polytechnic University)                                5.250   11/01/2008    11/01/2008        1,846,707
----------------------------------------------------------------------------------------------------------------------------------

                   16 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                 COUPON     MATURITY       MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$   2,005,000  NYC IDA (Polytechnic University)                                5.750%  11/01/2010    11/01/2010      $ 2,169,651
----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYC IDA (Polytechnic University)                                5.750   11/01/2012    11/01/2010 A        545,755
----------------------------------------------------------------------------------------------------------------------------------
      175,000  NYC IDA (Precision Gear)                                        5.875   11/01/2009    05/02/2009 B        173,661
----------------------------------------------------------------------------------------------------------------------------------
      145,000  NYC IDA (Precision Gear)                                        5.875   11/01/2009    01/04/2009 B        143,579
----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYC IDA (Precision Gear)                                        6.500   11/01/2009    05/02/2009 B         30,002
----------------------------------------------------------------------------------------------------------------------------------
      250,000  NYC IDA (Queens Baseball Stadium)                               5.000   01/01/2025    01/01/2017 A        251,213
----------------------------------------------------------------------------------------------------------------------------------
    1,200,000  NYC IDA (Reece School)                                          6.500   12/01/2017    12/14/2013 B      1,165,896
----------------------------------------------------------------------------------------------------------------------------------
      405,000  NYC IDA (Reece School)                                          6.500   12/01/2017    12/18/2013 B        393,490
----------------------------------------------------------------------------------------------------------------------------------
    5,200,000  NYC IDA (Riverdale Country School) 4                            6.750 2 06/01/2034    06/01/2008 C      5,200,000
----------------------------------------------------------------------------------------------------------------------------------
      225,000  NYC IDA (Rockefeller Foundation)                                5.375   07/01/2023    07/01/2008 A        225,185
----------------------------------------------------------------------------------------------------------------------------------
    3,560,000  NYC IDA (Rosco, Inc.)                                           5.625   06/01/2022    06/01/2008 C      3,506,529
----------------------------------------------------------------------------------------------------------------------------------
    4,100,000  NYC IDA (Samaritan Aids Services)                               5.000   11/01/2024    11/01/2011 A      4,156,170
----------------------------------------------------------------------------------------------------------------------------------
      790,000  NYC IDA (Showman Fabricators)                                   7.125   11/01/2013    03/24/2011 B        762,263
----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYC IDA (Special Needs Facilities Pooled Program)               4.150   07/01/2014    04/08/2012 B         91,913
----------------------------------------------------------------------------------------------------------------------------------
      200,000  NYC IDA (Special Needs Facilities Pooled Program)               5.800   07/01/2023    10/12/2021 B        189,986
----------------------------------------------------------------------------------------------------------------------------------
      255,000  NYC IDA (Special Needs Facilities Pooled Program)               5.950   07/01/2008    07/01/2008          257,445
----------------------------------------------------------------------------------------------------------------------------------
    1,170,000  NYC IDA (Stallion) 3                                            5.000   11/01/2016    11/03/2013 B      1,079,653
----------------------------------------------------------------------------------------------------------------------------------
      575,000  NYC IDA (Stallion)                                              5.500   11/01/2017    11/01/2017          556,071
----------------------------------------------------------------------------------------------------------------------------------
    1,265,000  NYC IDA (Studio School)                                         6.250   11/01/2018    11/12/2016 B      1,166,836
----------------------------------------------------------------------------------------------------------------------------------
    5,855,000  NYC IDA (Terminal One Group Assoc.)                             5.500   01/01/2017    01/01/2016 A      6,163,617
----------------------------------------------------------------------------------------------------------------------------------
    6,000,000  NYC IDA (Terminal One Group Assoc.) 3                           5.500   01/01/2018    01/01/2016 A      6,233,280
----------------------------------------------------------------------------------------------------------------------------------
   11,670,000  NYC IDA (Terminal One Group Assoc.) 3                           5.500   01/01/2019    01/01/2016 A     12,047,641
----------------------------------------------------------------------------------------------------------------------------------
    8,000,000  NYC IDA (Terminal One Group Assoc.) 3                           5.500   01/01/2020    01/01/2016 A      8,222,720
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYC IDA (Terminal One Group Assoc.)                             5.500   01/01/2021    01/01/2016 A      2,041,540
----------------------------------------------------------------------------------------------------------------------------------
   36,000,000  NYC IDA (Terminal One Group Assoc.)                             5.500   01/01/2024    01/01/2016 A     36,267,480
----------------------------------------------------------------------------------------------------------------------------------
    1,595,000  NYC IDA (The Child School)                                      7.000   06/01/2013    12/26/2010 B      1,622,976
----------------------------------------------------------------------------------------------------------------------------------
    7,910,000  NYC IDA (Unicef)                                                5.050   11/01/2018    09/30/2014 B      7,334,231
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYC IDA (Urban Resource Institute)                              5.250   03/01/2023    03/01/2013 A      1,025,220
----------------------------------------------------------------------------------------------------------------------------------
    1,025,000  NYC IDA (Urban Resource Institute)                              6.500   11/01/2013    04/09/2011 B      1,013,869
----------------------------------------------------------------------------------------------------------------------------------
      925,000  NYC IDA (Vaughn College Aeronautics)                            5.000   12/01/2016    09/15/2013 B        904,909
----------------------------------------------------------------------------------------------------------------------------------
    3,010,000  NYC IDA (Vaughn College Aeronautics)                            5.000   12/01/2016    10/21/2012 B      2,944,623
----------------------------------------------------------------------------------------------------------------------------------
    4,200,000  NYC IDA (Visy Paper)                                            7.800   01/01/2016    07/01/2008 A      4,208,274
----------------------------------------------------------------------------------------------------------------------------------
      765,000  NYC IDA (Vocational Instruction)                                7.250   02/01/2013    10/21/2010 B        637,872
----------------------------------------------------------------------------------------------------------------------------------

                   17 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                 COUPON     MATURITY       MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$   5,820,000  NYC IDA (Yeled Yalda Early Childhood)                           5.350%  11/01/2017    10/02/2013 B    $ 5,420,050
----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYC IDA (YMCA of Greater New York)                              5.250   08/01/2021    02/01/2011 A        507,105
----------------------------------------------------------------------------------------------------------------------------------
    6,490,000  NYC IDA (YMCA of Greater New York)                              5.800   08/01/2016 1  01/01/2009 A      6,777,637
----------------------------------------------------------------------------------------------------------------------------------
      400,000  NYC IDA (Zeluck, Inc.) 3                                        6.250   11/01/2011    05/01/2008 A        400,336
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC Municipal Water Finance Authority                           4.875   06/15/2021    06/15/2008 A         20,219
----------------------------------------------------------------------------------------------------------------------------------
       65,000  NYC Municipal Water Finance Authority                           5.000   06/15/2027    06/15/2008 A         65,131
----------------------------------------------------------------------------------------------------------------------------------
       90,000  NYC Municipal Water Finance Authority                           5.000   06/15/2027    06/15/2008 A         90,140
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC Municipal Water Finance Authority                           5.000   06/15/2027    06/15/2008 A         50,078
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC Municipal Water Finance Authority                           5.000   06/15/2027    06/15/2008 A         15,023
----------------------------------------------------------------------------------------------------------------------------------
      140,000  NYC Municipal Water Finance Authority                           5.000   06/15/2029    06/15/2009 A        140,164
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYC Municipal Water Finance Authority                           5.125   06/15/2031    06/15/2011 A      2,006,580
----------------------------------------------------------------------------------------------------------------------------------
      855,000  NYC Municipal Water Finance Authority                           5.750   06/15/2013 1  06/15/2008 A        895,878
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC Municipal Water Finance Authority                           5.750   06/15/2013 1  06/15/2008 E         52,391
----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYC Transitional Finance Authority                              5.000   05/01/2026 1  05/01/2008 A         30,383
----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYC Transitional Finance Authority                              5.000   05/01/2026 1  05/01/2008 A         35,156
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYC Transitional Finance Authority, Series E                    5.000   02/01/2026    02/01/2013 A      2,029,000
----------------------------------------------------------------------------------------------------------------------------------
   31,000,000  NYC Trust for Cultural Resources (Manhattan School of Music) 4  7.000 2 10/01/2029 1  04/10/2008 C     31,000,000
----------------------------------------------------------------------------------------------------------------------------------
    3,880,000  NYC Trust for Cultural Resources (Museum of American Folk Art)  6.000   07/01/2022 1  03/01/2020 B      3,755,219
----------------------------------------------------------------------------------------------------------------------------------
    2,720,000  NYC Trust for Cultural Resources (Museum of American Folk Art)  6.125   07/01/2030 1  04/03/2027 B      2,553,509
----------------------------------------------------------------------------------------------------------------------------------
      250,000  NYC Trust for Cultural Resources (Museum of Modern Art)         5.125   07/01/2031    07/01/2012 A        250,310
----------------------------------------------------------------------------------------------------------------------------------
      595,000  NYC Trust for Cultural Resources (Museum of Modern Art)         5.500   01/01/2016    07/01/2008 A        602,265
----------------------------------------------------------------------------------------------------------------------------------
    1,035,000  NYC Trust for Cultural Resources (Museum of Modern Art)         5.500   01/01/2021    07/01/2008 A      1,046,934
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS DA (Amsterdam Memorial Hospital)                            6.000   08/01/2025    08/01/2008 A         25,202
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS DA (Audit & Control)                                        5.500   04/01/2023    04/01/2009 A         25,654
----------------------------------------------------------------------------------------------------------------------------------
      250,000  NYS DA (Augustana Lutheran Home)                                5.500   02/01/2041 1  02/01/2012 A        254,613
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS DA (Brookdale Hospital Medical Center)                      5.200   02/15/2016    02/15/2010 A         15,243
----------------------------------------------------------------------------------------------------------------------------------
       65,000  NYS DA (Brookdale Hospital Medical Center)                      5.300   02/15/2017    08/15/2008 A         66,050
----------------------------------------------------------------------------------------------------------------------------------

                   18 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                 COUPON     MATURITY       MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$      60,000  NYS DA (Brooklyn Hospital Center)                               5.100%  02/01/2019    02/01/2009 A    $    61,208
----------------------------------------------------------------------------------------------------------------------------------
    4,475,000  NYS DA (Cabrini Westchester)                                    5.100   02/15/2026    02/15/2017 A      4,603,343
----------------------------------------------------------------------------------------------------------------------------------
    1,300,000  NYS DA (Canisius College)                                       5.000   07/01/2022    07/01/2015 A      1,336,504
----------------------------------------------------------------------------------------------------------------------------------
    1,120,000  NYS DA (Catskill Regional Medical Center)                       5.250   02/15/2023    02/15/2015 A      1,151,786
----------------------------------------------------------------------------------------------------------------------------------
    1,350,000  NYS DA (Chapel Oaks) 3                                          5.375   07/01/2017 1  07/01/2008 A      1,385,451
----------------------------------------------------------------------------------------------------------------------------------
      960,000  NYS DA (City University)                                        5.000   07/01/2017    07/01/2008 A        972,288
----------------------------------------------------------------------------------------------------------------------------------
       65,000  NYS DA (City University)                                        5.000   07/01/2026    07/01/2008 A         65,201
----------------------------------------------------------------------------------------------------------------------------------
       60,000  NYS DA (City University)                                        5.250   07/01/2012    07/01/2008 A         60,934
----------------------------------------------------------------------------------------------------------------------------------
      145,000  NYS DA (City University)                                        5.250   07/01/2025    07/01/2008 A        147,056
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS DA (Culinary Institute of America)                          5.000   07/01/2022    07/01/2009 A         20,201
----------------------------------------------------------------------------------------------------------------------------------
      350,000  NYS DA (Dept. of Health)                                        5.000   07/01/2021    07/01/2014 A        361,827
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS DA (Dept. of Health)                                        5.000   07/01/2024    07/01/2008 A         10,080
----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYS DA (Dept. of Health)                                        5.000   07/01/2028    07/01/2009 A         35,034
----------------------------------------------------------------------------------------------------------------------------------
      880,000  NYS DA (Dept. of Health)                                        5.250   07/01/2023    07/01/2014 A        913,607
----------------------------------------------------------------------------------------------------------------------------------
    4,620,000  NYS DA (Dept. of Health)                                        5.250   07/01/2024    07/01/2015 A      4,734,299
----------------------------------------------------------------------------------------------------------------------------------
      820,000  NYS DA (Dept. of Health)                                        5.500   07/01/2021    07/01/2008 A        831,546
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYS DA (Eger Health Care Center & Rehabilitation Center)        5.100   02/01/2028    02/01/2010 A         50,040
----------------------------------------------------------------------------------------------------------------------------------
    2,525,000  NYS DA (Ellis Hospital)                                         5.050   08/15/2024    08/15/2014 A      2,561,941
----------------------------------------------------------------------------------------------------------------------------------
      165,000  NYS DA (Ellis Hospital)                                         5.500   08/01/2015    08/01/2008 A        165,446
----------------------------------------------------------------------------------------------------------------------------------
      150,000  NYS DA (Ellis Hospital)                                         5.600   08/01/2025    08/01/2008 A        150,176
----------------------------------------------------------------------------------------------------------------------------------
      175,000  NYS DA (Ellis Hospital)                                         5.625   08/01/2035 1  08/01/2008 A        175,112
----------------------------------------------------------------------------------------------------------------------------------
      135,000  NYS DA (Episcopal Health)                                       5.900   08/01/2020 1  08/01/2008 A        135,173
----------------------------------------------------------------------------------------------------------------------------------
      150,000  NYS DA (FNHC/KR/MMWNHC Obligated Group)                         5.500   07/01/2010 1  07/01/2008 A        150,326
----------------------------------------------------------------------------------------------------------------------------------
      600,000  NYS DA (FNHC/KR/MMWNHC Obligated Group)                         5.750   07/01/2017    07/01/2008 A        617,190
----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYS DA (Fordham University)                                     5.000   07/01/2028    01/31/2025 B         29,809
----------------------------------------------------------------------------------------------------------------------------------
    3,835,000  NYS DA (Frances Schervier Home & Hospital Obligated Group)      5.500   07/01/2017 1  07/01/2008 A      3,919,984
----------------------------------------------------------------------------------------------------------------------------------
   10,055,000  NYS DA (Frances Schervier Home & Hospital Obligated Group)      5.500   07/01/2027 1  07/01/2008 A     10,073,300
----------------------------------------------------------------------------------------------------------------------------------
      240,000  NYS DA (Frances Schervier Home & Hospital Obligated Group)      5.500   07/01/2027 1  07/01/2008 A        240,610
----------------------------------------------------------------------------------------------------------------------------------
       55,000  NYS DA (German Masonic Home)                                    5.950   08/01/2026 1  08/01/2008 A         55,240
----------------------------------------------------------------------------------------------------------------------------------
      165,000  NYS DA (German Masonic Home)                                    6.000   08/01/2036    08/01/2008 A        165,591
----------------------------------------------------------------------------------------------------------------------------------
      445,000  NYS DA (Grace Manor Health Care Facility)                       6.150   07/01/2018    07/01/2008 A        447,514
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS DA (Hamilton College)                                       5.125   07/01/2016    07/01/2009 A          5,164
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYS DA (Health Center/BFCC/USBFCC Obligated Group)              5.000   11/15/2019    11/15/2011 A      1,032,850
----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYS DA (Hebrew Hospital Home of Westchester)                    5.625   08/01/2016    08/01/2008 A         30,539
----------------------------------------------------------------------------------------------------------------------------------

                   19 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                 COUPON     MATURITY       MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$   1,960,000  NYS DA (Highland Community Devel. Corp.)                        5.500%  07/01/2023    04/23/2017 B    $ 1,983,148
----------------------------------------------------------------------------------------------------------------------------------
       75,000  NYS DA (Hospital for Special Surgery)                           5.000   02/01/2018    08/01/2008 A         75,819
----------------------------------------------------------------------------------------------------------------------------------
      140,000  NYS DA (Hospital for Special Surgery)                           5.000   02/01/2028    03/04/2020 B        139,119
----------------------------------------------------------------------------------------------------------------------------------
   17,315,000  NYS DA (Hospital)                                               6.450   08/15/2024    08/15/2012 A     18,010,544
----------------------------------------------------------------------------------------------------------------------------------
    2,255,000  NYS DA (Hunts Point Multi-Service Center) 3                     5.625   07/01/2022    07/01/2008 A      2,303,528
----------------------------------------------------------------------------------------------------------------------------------
    1,240,000  NYS DA (Ideal Senior Living Center Hsg.)                        5.900   08/01/2026    08/01/2008 A      1,247,626
----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYS DA (Ideal Senior Living Center Hsg.)                        5.900   08/01/2026    08/01/2008 A        100,690
----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYS DA (John T. Mather Memorial Hospital)                       5.250   07/01/2015    07/01/2008 A         35,125
----------------------------------------------------------------------------------------------------------------------------------
      130,000  NYS DA (John T. Mather Memorial Hospital)                       5.375   07/01/2019    07/01/2008 A        130,464
----------------------------------------------------------------------------------------------------------------------------------
    1,590,000  NYS DA (John T. Mather Memorial Hospital)                       5.750   07/01/2025    07/01/2008 A      1,597,346
----------------------------------------------------------------------------------------------------------------------------------
   15,210,000  NYS DA (Kaleida Health) 3                                       5.050   02/15/2025    02/15/2014 A     15,448,341
----------------------------------------------------------------------------------------------------------------------------------
      965,000  NYS DA (L.I.  University) 3                                     5.125   09/01/2010    09/01/2009 E        998,968
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS DA (Le Moyne College)                                       5.000   07/01/2009    07/01/2008 A         10,021
----------------------------------------------------------------------------------------------------------------------------------
      725,000  NYS DA (Le Moyne College)                                       5.000   07/01/2018    07/01/2008 A        725,761
----------------------------------------------------------------------------------------------------------------------------------
    1,100,000  NYS DA (Leake & Watts Services)                                 5.000   07/01/2023    07/01/2014 A      1,126,290
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS DA (Lenox Hill Hospital Obligated Group)                    5.750   07/01/2016    07/01/2012 A         10,132
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYS DA (Lenox Hill Hospital Obligated Group)                    5.750   07/01/2017    07/01/2012 A      2,028,720
----------------------------------------------------------------------------------------------------------------------------------
      460,000  NYS DA (Long Beach Medical Center)                              5.550   08/01/2015    08/01/2008 A        474,099
----------------------------------------------------------------------------------------------------------------------------------
      605,000  NYS DA (Long Beach Medical Center)                              5.625   08/01/2022    08/01/2008 A        620,797
----------------------------------------------------------------------------------------------------------------------------------
    2,200,000  NYS DA (Maimonides Medical Center)                              5.750   08/01/2024    08/01/2008 A      2,202,926
----------------------------------------------------------------------------------------------------------------------------------
      105,000  NYS DA (March of Dimes)                                         5.600   07/01/2012    07/01/2008 A        105,245
----------------------------------------------------------------------------------------------------------------------------------
      615,000  NYS DA (Master BOCES Program)                                   5.250   08/15/2023    08/15/2013 A        648,456
----------------------------------------------------------------------------------------------------------------------------------
      175,000  NYS DA (Menorah Campus)                                         6.100   02/01/2037    08/01/2008 A        177,109
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYS DA (Mental Health Services Facilities)                      5.000   02/15/2025    02/15/2015 A      2,023,060
----------------------------------------------------------------------------------------------------------------------------------
      225,000  NYS DA (Mental Health Services Facilities)                      5.250   02/15/2023    02/15/2014 A        232,673
----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYS DA (Mental Health Services Facilities)                      5.250   08/15/2024    08/15/2009 A         42,228
----------------------------------------------------------------------------------------------------------------------------------
      445,000  NYS DA (Mental Health)                                          5.000   02/15/2023    08/15/2008 A        448,039
----------------------------------------------------------------------------------------------------------------------------------
      220,000  NYS DA (Mental Health)                                          5.000   02/15/2029    12/22/2026 B        220,163
----------------------------------------------------------------------------------------------------------------------------------
      800,000  NYS DA (Millard Fillmore Hospital)                              5.375   02/01/2017    08/01/2008 A        817,592
----------------------------------------------------------------------------------------------------------------------------------
       70,000  NYS DA (Millard Fillmore Hospital)                              5.375   02/01/2032    08/01/2008 A         70,160
----------------------------------------------------------------------------------------------------------------------------------

                   20 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

    PRINCIPAL                                                                                           EFFECTIVE
       AMOUNT                                                                 COUPON     MATURITY       MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$   5,360,000  NYS DA (Miriam Osborn Memorial Home Assoc.) 3                   6.875%  07/01/2019 1  07/01/2010 A    $ 5,591,445
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYS DA (Montefiore Medical Center)                              5.000   02/01/2022    02/01/2015 A      1,018,470
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NYS DA (Montefiore Medical Center)                              5.000   08/01/2023    02/01/2015 A      5,063,150
----------------------------------------------------------------------------------------------------------------------------------
    4,500,000  NYS DA (Montefiore Medical Center)                              5.000   02/01/2028    02/04/2025 B      4,482,855
----------------------------------------------------------------------------------------------------------------------------------
      765,000  NYS DA (Montefiore Medical Center)                              5.250   08/01/2019    08/01/2010 A        786,374
----------------------------------------------------------------------------------------------------------------------------------
      430,000  NYS DA (Montefiore Medical Center)                              5.500   08/01/2038    08/01/2009 A        433,659
----------------------------------------------------------------------------------------------------------------------------------
       75,000  NYS DA (Mount Sinai School of Medicine)                         5.000   07/01/2015    07/01/2008 A         75,080
----------------------------------------------------------------------------------------------------------------------------------
       70,000  NYS DA (Mount Sinai School of Medicine)                         5.000   07/01/2016    07/01/2008 A         70,303
----------------------------------------------------------------------------------------------------------------------------------
    1,025,000  NYS DA (Mount Sinai School of Medicine)                         5.000   07/01/2021    07/01/2008 A      1,025,871
----------------------------------------------------------------------------------------------------------------------------------
    2,235,000  NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)          6.500   07/01/2016    07/01/2010 E      2,453,292
----------------------------------------------------------------------------------------------------------------------------------
   11,540,000  NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group) 6        6.500   07/01/2015    07/01/2010 A     11,925,384
----------------------------------------------------------------------------------------------------------------------------------
   11,330,000  NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group) 6        6.500   07/01/2016    07/01/2010 A     11,751,057
----------------------------------------------------------------------------------------------------------------------------------
    4,000,000  NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)          5.000   07/01/2013    07/01/2008 A      4,007,400
----------------------------------------------------------------------------------------------------------------------------------
   15,230,000  NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)          5.500   07/01/2026    10/17/2022 B     15,229,086
----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)          6.000   07/01/2013    07/01/2010 A         41,909
----------------------------------------------------------------------------------------------------------------------------------
      150,000  NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)          6.500   07/01/2025    07/01/2011 A        154,959
----------------------------------------------------------------------------------------------------------------------------------
    1,330,000  NYS DA (Mt. Sinai Hospital)                                     6.625   07/01/2019    07/01/2010 A      1,386,352
----------------------------------------------------------------------------------------------------------------------------------
    8,750,000  NYS DA (Mt. Sinai/NYU Health)                                   5.500   07/01/2026    07/01/2008 A      8,750,963
----------------------------------------------------------------------------------------------------------------------------------
      295,000  NYS DA (Mt. Sinai/NYU Health)                                   6.000   07/01/2010    07/01/2010          309,564
----------------------------------------------------------------------------------------------------------------------------------
      200,000  NYS DA (Mt. Sinai/NYU Health)                                   6.100   07/01/2012    07/01/2010 A        210,766
----------------------------------------------------------------------------------------------------------------------------------
    4,925,000  NYS DA (Mt. Sinai/NYU Health)                                   6.500   07/01/2017    07/01/2010 A      5,144,261
----------------------------------------------------------------------------------------------------------------------------------
      645,000  NYS DA (Mt. Sinai/NYU Health)                                   6.750   07/01/2020    07/01/2010 A        672,625
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS DA (Municipal Health Facilities)                            5.000   01/15/2023    01/15/2009 A         25,252
----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYS DA (Municipal Health Facilities)                            5.500   05/15/2016    05/15/2008 A         40,141
----------------------------------------------------------------------------------------------------------------------------------
      320,000  NYS DA (Municipal Health Facilities)                            5.500   05/15/2024    05/15/2008 A        320,698
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS DA (New York & Presbyterian Hospital)                       5.000   02/01/2019    08/01/2008 A         15,164
----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYS DA (New York Downtown Hospital)                             5.300   02/15/2020    08/15/2008 A         30,473
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS DA (New York Hospital Medical Center of Queens)             5.450   08/15/2019    08/15/2009 A         20,668
----------------------------------------------------------------------------------------------------------------------------------
    1,415,000  NYS DA (New York Hospital Medical Center)                       5.550   08/15/2029 1  08/15/2009 A      1,462,926
----------------------------------------------------------------------------------------------------------------------------------

                   21 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

     PRINCIPAL                                                                                          EFFECTIVE
        AMOUNT                                                             COUPON       MATURITY        MATURITY*           VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      100,000   NYS DA (New York Medical College)                          5.000%    07/01/2021     07/01/2008 A  $      101,282
-----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS DA (New York Methodist Hospital)                       5.250     07/01/2024     03/02/2022 B         979,590
-----------------------------------------------------------------------------------------------------------------------------------
     4,200,000   NYS DA (North General Hospital)                            5.750     02/15/2019     02/15/2013 A       4,525,332
-----------------------------------------------------------------------------------------------------------------------------------
     3,750,000   NYS DA (North General Hospital)                            5.750     02/15/2020     02/15/2013 A       4,018,688
-----------------------------------------------------------------------------------------------------------------------------------
        35,000   NYS DA (North Shore University Hospital)                   5.000     11/01/2023     11/01/2008 A          35,302
-----------------------------------------------------------------------------------------------------------------------------------
        40,000   NYS DA (Northeast Parent & Child)                          5.500     07/01/2018     07/01/2009 A          41,288
-----------------------------------------------------------------------------------------------------------------------------------
         5,000   NYS DA (NSUH/NSUH-Glen Cove/NSUH-Plainview
                 Obligated Group)                                           5.000     11/01/2023     11/01/2008 A           5,145
-----------------------------------------------------------------------------------------------------------------------------------
         5,000   NYS DA (NSUH/NSUH-Glen Cove/NSUH-Plainview
                 Obligated Group)                                           5.000     11/01/2023     11/01/2008 A           5,037
-----------------------------------------------------------------------------------------------------------------------------------
    10,455,000   NYS DA (NSUH/NSUH-Glen Cove/NSUH-Plainview
                 Obligated Group)                                           5.200     11/01/2017     11/01/2008 A      10,645,072
-----------------------------------------------------------------------------------------------------------------------------------
     1,400,000   NYS DA (NYU Hospitals Center)                              5.250     07/01/2024     01/27/2018 B       1,335,110
-----------------------------------------------------------------------------------------------------------------------------------
     2,500,000   NYS DA (Ozanam Hall of Queens Nursing Home)                5.000     11/01/2021     11/01/2016 A       2,589,350
-----------------------------------------------------------------------------------------------------------------------------------
    11,800,000   NYS DA (Pace University) 4                                 8.250 2   07/01/2029     07/01/2008 C      11,800,000
-----------------------------------------------------------------------------------------------------------------------------------
     2,000,000   NYS DA (Park Ridge Hsg.)                                   6.375     08/01/2020 1   08/01/2010 A       2,088,880
-----------------------------------------------------------------------------------------------------------------------------------
     1,595,000   NYS DA (Park Ridge Hsg.)                                   6.500     08/01/2025 1   08/01/2010 A       1,655,084
-----------------------------------------------------------------------------------------------------------------------------------
       100,000   NYS DA (Pratt Institute)                                   6.000     07/01/2024     07/01/2010 A         101,954
-----------------------------------------------------------------------------------------------------------------------------------
     6,195,000   NYS DA (Pratt Institute) 4                                 6.750 2   07/01/2034     04/10/2008 C       6,195,000
-----------------------------------------------------------------------------------------------------------------------------------
     3,680,000   NYS DA (Providence Rest) 3                                 5.000     07/01/2021     07/12/2020 B       3,249,550
-----------------------------------------------------------------------------------------------------------------------------------
     1,250,000   NYS DA (Providence Rest)                                   5.125     07/01/2030     08/06/2028 B       1,035,750
-----------------------------------------------------------------------------------------------------------------------------------
       120,000   NYS DA (Resurrection Rest Home Castleton on Hudson)        6.050     08/01/2035 1   08/01/2008 A         120,239
-----------------------------------------------------------------------------------------------------------------------------------
     8,730,000   NYS DA (Rochester General Hospital)                        5.000     12/01/2025     10/25/2021 B       8,539,075
-----------------------------------------------------------------------------------------------------------------------------------
        50,000   NYS DA (Rochester Institute of Technology)                 5.250     07/01/2025     07/01/2012 A          50,737
-----------------------------------------------------------------------------------------------------------------------------------
        20,000   NYS DA (Rockefeller University)                            5.000     07/01/2028     07/01/2008 A          20,036
-----------------------------------------------------------------------------------------------------------------------------------
     5,100,000   NYS DA (Ryan-Clinton Community Health Center)              6.100     07/01/2019 1   01/01/2010 A       5,364,180
-----------------------------------------------------------------------------------------------------------------------------------
     5,000,000   NYS DA (School District Financing) 3                       5.750     10/01/2022 1   10/01/2012 A       5,342,250
-----------------------------------------------------------------------------------------------------------------------------------
       120,000   NYS DA (SCHRC)                                             5.500     07/01/2022     07/01/2009 A         123,515
-----------------------------------------------------------------------------------------------------------------------------------
       345,000   NYS DA (SCHRC/CHSLI Obligated Group)                       5.800     07/01/2015     07/01/2009 A         359,652
-----------------------------------------------------------------------------------------------------------------------------------
        15,000   NYS DA (SCSMC/SV/CHSLI Obligated Group)                    5.750     07/01/2020     07/01/2010 A          15,265
-----------------------------------------------------------------------------------------------------------------------------------
    15,000,000   NYS DA (SCSMC/SV/CHSLI Obligated Group)                    6.500     07/01/2020 1   07/01/2010 A      15,567,000
-----------------------------------------------------------------------------------------------------------------------------------
        20,000   NYS DA (Service Contract)                                  5.250     07/01/2019     07/01/2008 A          20,085
-----------------------------------------------------------------------------------------------------------------------------------
    15,480,000   NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)               5.000     07/01/2021     09/10/2018 B      15,449,040
-----------------------------------------------------------------------------------------------------------------------------------

                   22 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

     PRINCIPAL                                                                                          EFFECTIVE
        AMOUNT                                                             COUPON       MATURITY        MATURITY*           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$       35,000   NYS DA (Skidmore College)                                  5.000%    07/01/2028     05/25/2024 B  $       34,865
-----------------------------------------------------------------------------------------------------------------------------------
       200,000   NYS DA (Southside Hospital)                                5.000     02/15/2018     08/15/2008 A         203,128
-----------------------------------------------------------------------------------------------------------------------------------
       135,000   NYS DA (Southside Hospital)                                5.200     02/15/2021     02/15/2009 A         137,159
-----------------------------------------------------------------------------------------------------------------------------------
        65,000   NYS DA (Special Act School Districts)                      5.625     07/01/2009     07/01/2008 A          65,158
-----------------------------------------------------------------------------------------------------------------------------------
        30,000   NYS DA (Special Act School Districts)                      5.700     07/01/2010     07/01/2008 A          30,074
-----------------------------------------------------------------------------------------------------------------------------------
        10,000   NYS DA (Special Act School Districts)                      5.750     07/01/2011     07/01/2008 A          10,025
-----------------------------------------------------------------------------------------------------------------------------------
       320,000   NYS DA (Special Act School Districts)                      5.875     07/01/2013     07/01/2008 A         320,848
-----------------------------------------------------------------------------------------------------------------------------------
        15,000   NYS DA (Special Act School Districts)                      6.000     07/01/2016     07/01/2008 A          15,042
-----------------------------------------------------------------------------------------------------------------------------------
       510,000   NYS DA (Special Act School Districts)                      6.000     07/01/2019     07/01/2008 A         511,056
-----------------------------------------------------------------------------------------------------------------------------------
       100,000   NYS DA (St. Barnabas Hospital)                             5.450     08/01/2035     08/01/2008 A         100,063
-----------------------------------------------------------------------------------------------------------------------------------
       100,000   NYS DA (St. Francis Hospital)                              5.500     07/01/2029     07/01/2009 A         101,295
-----------------------------------------------------------------------------------------------------------------------------------
        35,000   NYS DA (St. John's Health Care Corp.)                      6.250     02/01/2036     08/01/2008 A          35,102
-----------------------------------------------------------------------------------------------------------------------------------
     5,040,000   NYS DA (St. Joseph's Hospital Health Center) 3             5.250     07/01/2018 1   07/01/2008 A       5,129,611
-----------------------------------------------------------------------------------------------------------------------------------
     3,685,000   NYS DA (St. Lawrence)                                      5.400     08/15/2026     08/15/2017 A       3,893,976
-----------------------------------------------------------------------------------------------------------------------------------
    76,960,000   NYS DA (St. Lukes Roosevelt Hospital) 6                    4.800     08/15/2025     03/29/2020 B      76,960,770
-----------------------------------------------------------------------------------------------------------------------------------
    24,000,000   NYS DA (St. Lukes Roosevelt Hospital)                      4.800     08/15/2025     03/29/2020 B      24,013,440
-----------------------------------------------------------------------------------------------------------------------------------
     2,005,000   NYS DA (St. Vincent DePaul Residence)                      5.300     07/01/2018 1   07/01/2009 A       2,050,574
-----------------------------------------------------------------------------------------------------------------------------------
        80,000   NYS DA (State University Athletic Facilities)              5.250     07/01/2018     07/01/2008 A          81,085
-----------------------------------------------------------------------------------------------------------------------------------
       375,000   NYS DA (State University Educational Facilities)           5.125     05/15/2021     05/15/2008 A         379,391
-----------------------------------------------------------------------------------------------------------------------------------
       255,000   NYS DA (State University Educational Facilities)           5.125     05/15/2021     05/01/2008 A         257,966
-----------------------------------------------------------------------------------------------------------------------------------
     9,700,000   NYS DA (State University Educational Facilities) 3         5.375     05/15/2011     05/15/2008 A       9,827,264
-----------------------------------------------------------------------------------------------------------------------------------
        10,000   NYS DA (Staten Island University Hospital)                 5.000     07/01/2017     07/01/2008 A          10,122
-----------------------------------------------------------------------------------------------------------------------------------
       345,000   NYS DA (Suffern Free Library Assoc.)                       5.000     07/01/2020     07/01/2008 A         352,876
-----------------------------------------------------------------------------------------------------------------------------------
         5,000   NYS DA (The Highlands Living)                              6.600     02/01/2034     08/01/2008 A           5,043
-----------------------------------------------------------------------------------------------------------------------------------
     2,815,000   NYS DA (The Rosalind & Joseph Gurwin Jewish
                 Geriatric Center of Long Island)                           5.400     02/01/2015     08/01/2008 A       2,909,837
-----------------------------------------------------------------------------------------------------------------------------------
       170,000   NYS DA (The Rosalind & Joseph Gurwin Jewish
                 Geriatric Center of Long Island)                           5.700     02/01/2037     08/01/2008 A         171,911
-----------------------------------------------------------------------------------------------------------------------------------
     2,145,000   NYS DA (United Cerebral Palsy Assoc. of Nassau County)     5.500     07/01/2024     07/01/2008 A       2,153,709
-----------------------------------------------------------------------------------------------------------------------------------

                   23 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

     PRINCIPAL                                                                                          EFFECTIVE
        AMOUNT                                                             COUPON       MATURITY        MATURITY*           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    1,250,000   NYS DA (United Cerebral Palsy Assoc. of NYC)               5.750%    07/01/2018 1   07/01/2012 A  $    1,350,538
-----------------------------------------------------------------------------------------------------------------------------------
       175,000   NYS DA (United Health Services Hospitals)                  5.375     08/01/2027     08/01/2008 A         176,124
-----------------------------------------------------------------------------------------------------------------------------------
     9,705,000   NYS DA (United Health Services Hospitals)                  5.500     08/01/2017     02/01/2010 A       9,921,130
-----------------------------------------------------------------------------------------------------------------------------------
        45,000   NYS DA (University of Rochester)                           5.000     07/01/2027     07/01/2008 A          45,139
-----------------------------------------------------------------------------------------------------------------------------------
        20,000   NYS DA (Upstate Community Colleges)                        5.000     07/01/2028     07/01/2009 A          20,118
-----------------------------------------------------------------------------------------------------------------------------------
     1,905,000   NYS DA (Upstate Community Colleges)                        5.125     07/01/2021     07/01/2014 A       1,978,038
-----------------------------------------------------------------------------------------------------------------------------------
     1,165,000   NYS DA (Upstate Community Colleges)                        5.125     07/01/2022     07/01/2014 A       1,202,921
-----------------------------------------------------------------------------------------------------------------------------------
        35,000   NYS DA (W.K. Nursing Home)                                 6.050     02/01/2026     08/01/2008 A          36,044
-----------------------------------------------------------------------------------------------------------------------------------
     2,445,000   NYS DA (W.K. Nursing Home)                                 6.125     02/01/2036     08/01/2008 A       2,452,042
-----------------------------------------------------------------------------------------------------------------------------------
       615,000   NYS DA (Wesley Gardens)                                    6.125     08/01/2035     08/01/2008 A         620,105
-----------------------------------------------------------------------------------------------------------------------------------
       500,000   NYS DA (Willow Towers)                                     5.250     02/01/2022     08/01/2012 A         519,705
-----------------------------------------------------------------------------------------------------------------------------------
       285,000   NYS DA (Wyckoff Heights Medical Center)                    5.200     02/15/2013     08/15/2008 A         289,851
-----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS DA (Wyckoff Heights Medical Center)                    5.200     02/15/2014     08/15/2008 A       1,016,830
-----------------------------------------------------------------------------------------------------------------------------------
     1,020,000   NYS DA (Wyckoff Heights Medical Center)                    5.300     08/15/2021     08/15/2008 A       1,036,657
-----------------------------------------------------------------------------------------------------------------------------------
     2,230,000   NYS DA Service Contract (CCFDP)                            5.375     04/01/2020     04/01/2012 A       2,441,895
-----------------------------------------------------------------------------------------------------------------------------------
     2,350,000   NYS DA Service Contract (CCFDP)                            5.375     04/01/2021     04/01/2012 A       2,573,297
-----------------------------------------------------------------------------------------------------------------------------------
    39,570,000   NYS DA, Series B                                           6.650     08/15/2030     08/15/2012 A      40,904,696
-----------------------------------------------------------------------------------------------------------------------------------
        15,000   NYS EFC                                                    5.600     09/15/2013     09/15/2008 A          15,039
-----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS EFC                                                    5.650     02/15/2017     08/15/2008 A       1,022,630
-----------------------------------------------------------------------------------------------------------------------------------
        15,000   NYS EFC (Clean Water & Drinking Revolving Funds)           5.000     06/15/2019     06/15/2008 A          15,194
-----------------------------------------------------------------------------------------------------------------------------------
     3,195,000   NYS EFC (Clean Water & Drinking Revolving Funds)           5.000     06/15/2019     06/15/2008 A       3,236,535
-----------------------------------------------------------------------------------------------------------------------------------
       955,000   NYS EFC (L.I.  Water Corp.)                                5.250     08/01/2027     08/01/2027           937,867
-----------------------------------------------------------------------------------------------------------------------------------
        20,000   NYS EFC (NYC Municipal Water Finance Authority)            5.875     06/15/2014     06/15/2008 A          20,865
-----------------------------------------------------------------------------------------------------------------------------------
        25,000   NYS EFC (NYS Water Services)                               5.700     07/15/2012     07/15/2008 A          25,067
-----------------------------------------------------------------------------------------------------------------------------------
     1,410,000   NYS EFC (NYS Water Services)                               6.875     06/15/2010 1   06/15/2008 A       1,425,440
-----------------------------------------------------------------------------------------------------------------------------------
     1,705,000   NYS EFC (NYS Water Services)                               6.875     06/15/2014 1   06/15/2008 A       1,711,462
-----------------------------------------------------------------------------------------------------------------------------------
       445,000   NYS EFC (NYS Water Services)                               7.250     06/15/2010 1   06/15/2008 A         446,847
-----------------------------------------------------------------------------------------------------------------------------------
       700,000   NYS EFC (NYS Water Services)                               7.500     06/15/2012 1   06/15/2008 A         737,653
-----------------------------------------------------------------------------------------------------------------------------------
        15,000   NYS EFC (NYS Water Services)                               7.500     06/15/2012 1   06/15/2008 A          15,189
-----------------------------------------------------------------------------------------------------------------------------------
       500,000   NYS EFC (Pollution Control)                                5.550     08/15/2014     08/15/2008 A         512,115
-----------------------------------------------------------------------------------------------------------------------------------
       930,000   NYS EFC (Spring Valley Water Company)                      5.650     11/01/2023     05/01/2008 A         942,629
-----------------------------------------------------------------------------------------------------------------------------------
     2,000,000   NYS EFC (Spring Valley Water Company)                      6.300     08/01/2024     08/01/2008 A       2,023,120
-----------------------------------------------------------------------------------------------------------------------------------
     1,260,000   NYS EFC (State Water Revolving Fund)                       5.800     01/15/2014     07/15/2008 A       1,263,578
-----------------------------------------------------------------------------------------------------------------------------------

                   24 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

     PRINCIPAL                                                                                          EFFECTIVE
        AMOUNT                                                             COUPON       MATURITY        MATURITY*           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    4,250,000   NYS EFC (Waste Management)                                 4.450%    07/01/2017     07/01/2009 C  $    4,281,365
-----------------------------------------------------------------------------------------------------------------------------------
    33,820,000   NYS ERDA (Brooklyn Union Gas Company) 3                    5.500     01/01/2021     07/01/2008 A      34,040,168
-----------------------------------------------------------------------------------------------------------------------------------
   132,710,000   NYS ERDA (Con Ed)                                          4.700     06/01/2036     10/03/2008 A     132,806,878
-----------------------------------------------------------------------------------------------------------------------------------
    10,650,000   NYS ERDA (Con Ed) 4                                        5.530 2   10/01/2036     04/10/2008 C      10,650,000
-----------------------------------------------------------------------------------------------------------------------------------
        70,000   NYS ERDA (Corning Natural Gas)                             8.250     12/01/2018     06/01/2008 A          70,328
-----------------------------------------------------------------------------------------------------------------------------------
     4,475,000   NYS ERDA (LILCO)                                           5.150     03/01/2016     09/01/2008 A       4,499,792
-----------------------------------------------------------------------------------------------------------------------------------
     4,245,000   NYS ERDA (LILCO)                                           5.150     03/01/2016     09/01/2008 A       4,294,497
-----------------------------------------------------------------------------------------------------------------------------------
     8,770,000   NYS ERDA (LILCO)                                           5.150     03/01/2016     09/01/2008 A       8,872,258
-----------------------------------------------------------------------------------------------------------------------------------
     1,030,000   NYS ERDA (LILCO)                                           5.150     03/01/2016     09/01/2008 A       1,032,060
-----------------------------------------------------------------------------------------------------------------------------------
     2,140,000   NYS ERDA (Niagara Mohawk Power Corp.)                      5.150     11/01/2025     11/01/2008 A       2,153,782
-----------------------------------------------------------------------------------------------------------------------------------
     5,720,000   NYS ERDA (Niagara Mohawk Power Corp.) 4                    5.723 2   12/01/2026     04/10/2008 C       5,720,000
-----------------------------------------------------------------------------------------------------------------------------------
         5,000   NYS GO                                                     5.000     09/15/2017     09/15/2008 A           5,102
-----------------------------------------------------------------------------------------------------------------------------------
       100,000   NYS GO                                                     5.250     10/01/2012     10/01/2008 A         100,220
-----------------------------------------------------------------------------------------------------------------------------------
        15,000   NYS GO                                                     5.250     11/15/2017     05/15/2008 A          15,048
-----------------------------------------------------------------------------------------------------------------------------------
        35,000   NYS GO                                                     5.250     05/01/2018     05/01/2008 A          35,049
-----------------------------------------------------------------------------------------------------------------------------------
         5,000   NYS GO                                                     5.250     11/15/2021     05/15/2008 A           5,010
-----------------------------------------------------------------------------------------------------------------------------------
        80,000   NYS GO                                                     5.300     07/15/2015     07/15/2008 A          80,580
-----------------------------------------------------------------------------------------------------------------------------------
        10,000   NYS GO                                                     5.300     07/15/2017     07/15/2008 A          10,072
-----------------------------------------------------------------------------------------------------------------------------------
        35,000   NYS GO                                                     5.500     07/15/2024     07/15/2008 A          35,195
-----------------------------------------------------------------------------------------------------------------------------------
       485,000   NYS GO                                                     5.500     07/15/2024     07/15/2008 A         487,478
-----------------------------------------------------------------------------------------------------------------------------------
        40,000   NYS GO                                                     6.600     12/01/2014     06/01/2008 A          40,286
-----------------------------------------------------------------------------------------------------------------------------------
       820,000   NYS HFA (Golden Age Apartments)                            5.000     02/15/2037     03/01/2023 B         745,577
-----------------------------------------------------------------------------------------------------------------------------------
     2,565,000   NYS HFA (Hospital & Nursing Home)                          5.150     11/01/2016     11/01/2009 A       2,584,263
-----------------------------------------------------------------------------------------------------------------------------------
         5,000   NYS HFA (Hospital & Nursing Home)                          5.500     11/01/2012     05/01/2008 E           5,533
-----------------------------------------------------------------------------------------------------------------------------------
        15,000   NYS HFA (Hospital & Nursing Home)                          5.875     11/01/2010     05/01/2008 E          16,192
-----------------------------------------------------------------------------------------------------------------------------------
         5,000   NYS HFA (Hospital & Nursing Home)                          5.900     11/01/2010     05/01/2008 E           5,418
-----------------------------------------------------------------------------------------------------------------------------------
        10,000   NYS HFA (Hospital & Nursing Home)                          6.000     11/01/2013     11/01/2008 A          11,453
-----------------------------------------------------------------------------------------------------------------------------------
        35,000   NYS HFA (Hospital & Nursing Home)                          6.000     11/01/2014     05/01/2008 E          40,433
-----------------------------------------------------------------------------------------------------------------------------------
         5,000   NYS HFA (Hospital & Nursing Home)                          6.875     11/01/2009     05/01/2008 E           5,359
-----------------------------------------------------------------------------------------------------------------------------------
        25,000   NYS HFA (Loewn Devel. of Wappingers Falls)                 5.250     08/15/2019     02/15/2009 A          25,212
-----------------------------------------------------------------------------------------------------------------------------------
        65,000   NYS HFA (Meadow Manor)                                     7.750     11/01/2019 1   05/01/2008 A          66,352
-----------------------------------------------------------------------------------------------------------------------------------
       345,000   NYS HFA (Multifamily Hsg.)                                 5.300     08/15/2022     07/22/2018 B         345,083
-----------------------------------------------------------------------------------------------------------------------------------
        50,000   NYS HFA (Multifamily Hsg.)                                 5.400     02/15/2016     02/15/2011 A          51,093
-----------------------------------------------------------------------------------------------------------------------------------
        40,000   NYS HFA (Multifamily Hsg.)                                 5.600     02/15/2011     08/15/2009 A          40,406
-----------------------------------------------------------------------------------------------------------------------------------
       465,000   NYS HFA (Multifamily Hsg.)                                 5.850     08/15/2013 1   08/15/2008 A         475,165
-----------------------------------------------------------------------------------------------------------------------------------

                   25 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

     PRINCIPAL                                                                                          EFFECTIVE
        AMOUNT                                                             COUPON       MATURITY        MATURITY*           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      435,000   NYS HFA (Multifamily Hsg.)                                 5.950%    08/15/2024 1   08/15/2008 A  $      440,464
-----------------------------------------------------------------------------------------------------------------------------------
       275,000   NYS HFA (Multifamily Hsg.)                                 6.000     08/15/2027 1   08/15/2008 A         284,603
-----------------------------------------------------------------------------------------------------------------------------------
       240,000   NYS HFA (Multifamily Hsg.)                                 6.050     08/15/2032     08/15/2008 A         241,006
-----------------------------------------------------------------------------------------------------------------------------------
       940,000   NYS HFA (Multifamily Hsg.)                                 6.100     08/15/2016 1   08/15/2008 A         951,007
-----------------------------------------------------------------------------------------------------------------------------------
        50,000   NYS HFA (Multifamily Hsg.)                                 6.100     08/15/2028     08/15/2008 A          50,142
-----------------------------------------------------------------------------------------------------------------------------------
        15,000   NYS HFA (Multifamily Hsg.)                                 6.250     08/15/2014     08/15/2008 A          15,026
-----------------------------------------------------------------------------------------------------------------------------------
        10,000   NYS HFA (Multifamily Hsg.)                                 6.250     08/15/2014 1   08/15/2008 A          10,017
-----------------------------------------------------------------------------------------------------------------------------------
       140,000   NYS HFA (Multifamily Hsg.)                                 6.250     08/15/2025     08/15/2008 A         141,749
-----------------------------------------------------------------------------------------------------------------------------------
       165,000   NYS HFA (Multifamily Hsg.)                                 6.250     08/15/2027 1   08/15/2008 A         165,431
-----------------------------------------------------------------------------------------------------------------------------------
       280,000   NYS HFA (Multifamily Hsg.)                                 6.350     08/15/2023 1   08/15/2008 A         284,082
-----------------------------------------------------------------------------------------------------------------------------------
       395,000   NYS HFA (Multifamily Hsg.)                                 6.625     08/15/2012     08/15/2008 A         395,711
-----------------------------------------------------------------------------------------------------------------------------------
     1,365,000   NYS HFA (Multifamily Hsg.)                                 6.700     08/15/2025 1   08/15/2008 A       1,366,269
-----------------------------------------------------------------------------------------------------------------------------------
       450,000   NYS HFA (Multifamily Hsg.)                                 6.750     11/15/2036     05/15/2008 A         457,479
-----------------------------------------------------------------------------------------------------------------------------------
        90,000   NYS HFA (Multifamily Hsg.)                                 6.850     11/01/2019 1   05/01/2008 A          93,143
-----------------------------------------------------------------------------------------------------------------------------------
       970,000   NYS HFA (Newburgh Interfaith Emergency Hsg.)               7.050     11/01/2012     11/01/2008 A         998,489
-----------------------------------------------------------------------------------------------------------------------------------
        30,000   NYS HFA (Nonprofit Hsg.)                                   6.200     11/01/2008     05/01/2008 A          30,560
-----------------------------------------------------------------------------------------------------------------------------------
        30,000   NYS HFA (Nonprofit Hsg.)                                   6.200     11/01/2009     05/01/2008 A          30,806
-----------------------------------------------------------------------------------------------------------------------------------
        10,000   NYS HFA (Nonprofit Hsg.)                                   6.200     11/01/2010     11/01/2008 A          10,269
-----------------------------------------------------------------------------------------------------------------------------------
        50,000   NYS HFA (Nonprofit Hsg.)                                   6.200     11/01/2011     05/01/2008 A          51,344
-----------------------------------------------------------------------------------------------------------------------------------
        40,000   NYS HFA (Nonprofit Hsg.)                                   6.200     11/01/2012     05/01/2008 A          40,595
-----------------------------------------------------------------------------------------------------------------------------------
        25,000   NYS HFA (Nonprofit Hsg.)                                   6.200     11/01/2013     05/01/2008 A          25,672
-----------------------------------------------------------------------------------------------------------------------------------
         6,000   NYS HFA (Nonprofit Hsg.)                                   6.600     11/01/2009     05/01/2008 A           6,198
-----------------------------------------------------------------------------------------------------------------------------------
         9,000   NYS HFA (Nonprofit Hsg.)                                   6.875     11/01/2010     05/01/2008 A           9,312
-----------------------------------------------------------------------------------------------------------------------------------
       445,000   NYS HFA (Nonprofit Hsg.)                                   8.400     11/01/2008     05/01/2008 A         453,357
-----------------------------------------------------------------------------------------------------------------------------------
     2,180,000   NYS HFA (Phillips Village)                                 7.750     08/15/2017     08/15/2008 A       2,224,646
-----------------------------------------------------------------------------------------------------------------------------------
     3,175,000   NYS HFA (Senior Devel. Hsg.)                               5.100     11/15/2023     03/21/2017 B       3,124,137
-----------------------------------------------------------------------------------------------------------------------------------
       700,000   NYS HFA (Service Contract)                                 5.250     09/15/2014     09/15/2008 A         707,896
-----------------------------------------------------------------------------------------------------------------------------------
        55,000   NYS HFA (Service Contract)                                 5.375     03/15/2023     09/15/2008 A          55,023
-----------------------------------------------------------------------------------------------------------------------------------
       580,000   NYS HFA (Service Contract)                                 5.500     09/15/2018     09/15/2008 A         586,363
-----------------------------------------------------------------------------------------------------------------------------------
    11,700,000   NYS HFA (Service Contract)                                 5.500     09/15/2022     09/15/2008 A      11,824,020
-----------------------------------------------------------------------------------------------------------------------------------
     1,990,000   NYS HFA (Service Contract)                                 5.500     09/15/2022 1   09/15/2008 A       2,011,074
-----------------------------------------------------------------------------------------------------------------------------------
        50,000   NYS HFA (Service Contract)                                 6.000     03/15/2026     09/15/2008 A          50,272
-----------------------------------------------------------------------------------------------------------------------------------
     1,815,000   NYS HFA (Simeon Dewitt)                                    8.000     11/01/2018 1   05/01/2008 A       1,855,220
-----------------------------------------------------------------------------------------------------------------------------------
       385,000   NYS HFA (Tiffany Gardens)                                  4.500     08/15/2015     04/28/2012 B         393,147
-----------------------------------------------------------------------------------------------------------------------------------
       275,000   NYS HFA (Wyndham Lawn Home for Children)                   5.900     08/15/2017     08/15/2008 A         284,397
-----------------------------------------------------------------------------------------------------------------------------------
       115,000   NYS HFA, Series A                                          5.800     11/01/2009     05/01/2008 A         115,520
-----------------------------------------------------------------------------------------------------------------------------------
       130,000   NYS HFA, Series A                                          5.875     11/01/2010     05/01/2008 A         130,356
-----------------------------------------------------------------------------------------------------------------------------------
    12,135,000   NYS HFA, Series A                                          6.100     11/01/2015 1   05/01/2008 A      12,172,497
-----------------------------------------------------------------------------------------------------------------------------------
     6,370,000   NYS HFA, Series A                                          6.125     11/01/2020 1   05/01/2008 A       6,381,211
-----------------------------------------------------------------------------------------------------------------------------------
     3,650,000   NYS HFA, Series C                                          5.500     09/15/2018     09/15/2008 A       3,690,004
-----------------------------------------------------------------------------------------------------------------------------------
       165,000   NYS LGSC (SCSB) 4                                          6.375     12/15/2009     03/22/2009 B         165,210
-----------------------------------------------------------------------------------------------------------------------------------

                   26 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

     PRINCIPAL                                                                                          EFFECTIVE
        AMOUNT                                                             COUPON       MATURITY        MATURITY*           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      500,000   NYS Medcare (Hospital & Nursing Home)                      5.400%    08/15/2033 1   08/15/2008 A  $      500,045
-----------------------------------------------------------------------------------------------------------------------------------
         5,000   NYS Medcare (Hospital & Nursing Home)                      6.100     08/15/2015     08/15/2008 A           5,013
-----------------------------------------------------------------------------------------------------------------------------------
       380,000   NYS Medcare (Hospital & Nursing Home)                      6.200     08/15/2013     08/15/2008 A         381,110
-----------------------------------------------------------------------------------------------------------------------------------
     1,200,000   NYS Medcare (Hospital & Nursing Home)                      6.300     08/15/2023     08/15/2008 A       1,202,688
-----------------------------------------------------------------------------------------------------------------------------------
       300,000   NYS Medcare (Hospital & Nursing Home)                      7.000     08/15/2032     08/15/2008 A         301,956
-----------------------------------------------------------------------------------------------------------------------------------
       175,000   NYS Medcare (Hospital & Nursing Home)                      7.400     11/01/2016 1   05/01/2008 A         176,008
-----------------------------------------------------------------------------------------------------------------------------------
       110,000   NYS Medcare (Hospital & Nursing Home)                      9.375     11/01/2016 1   05/01/2008 A         111,731
-----------------------------------------------------------------------------------------------------------------------------------
       150,000   NYS Medcare (M.G. Nursing Home)                            6.375     02/15/2035     08/15/2008 A         150,338
-----------------------------------------------------------------------------------------------------------------------------------
    10,710,000   NYS Municipal Bond Bank Agency (Special
                 School Purpose) 3                                          5.250     12/01/2019     06/01/2013 A      11,315,865
-----------------------------------------------------------------------------------------------------------------------------------
     2,930,000   NYS Municipal Bond Bank Agency (Special
                 School Purpose)                                            5.500     06/01/2015     06/01/2013 A       3,186,873
-----------------------------------------------------------------------------------------------------------------------------------
     2,285,000   NYS Power Authority                                        5.250     11/15/2030     11/15/2010 A       2,297,065
-----------------------------------------------------------------------------------------------------------------------------------
         5,000   NYS Power Authority                                        5.875     01/01/2010     07/01/2008 A           5,201
-----------------------------------------------------------------------------------------------------------------------------------
       500,000   NYS Thruway Authority                                      5.250     04/01/2013     10/01/2008 A         506,465
-----------------------------------------------------------------------------------------------------------------------------------
        55,000   NYS Thruway Authority, Series B                            5.250     04/01/2014     10/01/2008 A          55,711
-----------------------------------------------------------------------------------------------------------------------------------
    10,000,000   NYS UDC (Personal Income Tax) 3                            5.250     03/15/2034     03/15/2014 A      10,120,500
-----------------------------------------------------------------------------------------------------------------------------------
    55,305,000   NYS UDC (South Mall) CAB                                   5.601 8   01/01/2011     12/12/2009 B      48,459,347
-----------------------------------------------------------------------------------------------------------------------------------
       445,000   NYS UDC (South Mall) CAB                                   5.851 8   01/01/2011     12/12/2009 B         387,199
-----------------------------------------------------------------------------------------------------------------------------------
       410,000   NYS UDC (South Mall) CAB                                   6.033 8   01/01/2011     12/12/2009 B         356,028
-----------------------------------------------------------------------------------------------------------------------------------
     4,000,000   NYS UDC (Subordinated Lien)                                5.125     07/01/2020     07/01/2014 A       4,160,000
-----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS UDC (Subordinated Lien)                                5.125     07/01/2021     07/01/2014 A       1,033,380
-----------------------------------------------------------------------------------------------------------------------------------
       140,000   NYS UDC (Subordinated Lien)                                5.375     07/01/2022     07/01/2008 A         140,661
-----------------------------------------------------------------------------------------------------------------------------------
    15,510,000   NYS UDC (Subordinated Lien) 3                              5.500     07/01/2016 1   07/01/2008 A      15,626,635
-----------------------------------------------------------------------------------------------------------------------------------
     5,450,000   NYS UDC (Subordinated Lien)                                5.500     07/01/2016     07/01/2008 A       5,486,842
-----------------------------------------------------------------------------------------------------------------------------------
     6,545,000   NYS UDC (Subordinated Lien)                                5.500     07/01/2022 1   07/01/2008 A       6,576,154
-----------------------------------------------------------------------------------------------------------------------------------
     2,210,000   NYS UDC (Subordinated Lien)                                5.500     07/01/2026     07/01/2008 A       2,230,796
-----------------------------------------------------------------------------------------------------------------------------------
     6,720,000   NYS UDC (Subordinated Lien)                                5.600     07/01/2026 1   07/01/2008 A       6,753,667
-----------------------------------------------------------------------------------------------------------------------------------
        70,000   Oneida County, NY GO                                       5.400     03/15/2011     09/15/2008 A          70,830
-----------------------------------------------------------------------------------------------------------------------------------
     2,285,000   Oneida County, NY IDA (Faxton Hospital)                    6.625     01/01/2015 1   01/01/2010 A       2,428,544
-----------------------------------------------------------------------------------------------------------------------------------
       600,000   Oneida County, NY IDA (Presbyterian Home)                  6.100     06/01/2020     06/01/2010 A         624,708
-----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Oneida County, NY IDA (Presbyterian Home)                  6.250     06/01/2015     06/01/2010 A       1,057,440
-----------------------------------------------------------------------------------------------------------------------------------
        15,000   Onondaga County, NY GO                                     5.000     02/15/2011     08/15/2008 A          15,029
-----------------------------------------------------------------------------------------------------------------------------------
       215,000   Onondaga County, NY IDA (Coltec Industries)                7.250     06/01/2008 1   06/01/2008           215,488
-----------------------------------------------------------------------------------------------------------------------------------
       365,000   Onondaga County, NY IDA (Coltec Industries)                9.875     10/01/2010     10/01/2008 A         375,191
-----------------------------------------------------------------------------------------------------------------------------------

                   27 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

     PRINCIPAL                                                                                          EFFECTIVE
        AMOUNT                                                             COUPON       MATURITY        MATURITY*           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      920,000   Onondaga County, NY IDA (Le Moyne College)                 5.500%    03/01/2014     03/01/2009 A  $      938,713
-----------------------------------------------------------------------------------------------------------------------------------
     3,100,000   Onondaga County, NY IDA (Solvay Paperboard)                6.800     11/01/2014 1   11/01/2010 A       3,132,612
-----------------------------------------------------------------------------------------------------------------------------------
    17,245,000   Onondaga County, NY Res Rec                                5.000     05/01/2010     10/24/2009 B      16,932,176
-----------------------------------------------------------------------------------------------------------------------------------
        25,000   Ontario County, NY GO                                      5.550     08/15/2009     08/15/2008 A          25,275
-----------------------------------------------------------------------------------------------------------------------------------
        40,000   Orange County, NY IDA (Orange Mental
                 Retardation Properties)                                    6.000     05/01/2008     05/01/2008            40,119
-----------------------------------------------------------------------------------------------------------------------------------
        60,000   Orange County, NY IDA (Orange Mental
                 Retardation Properties)                                    6.125     05/01/2016 1   05/01/2008 A          60,141
-----------------------------------------------------------------------------------------------------------------------------------
     5,065,000   Orange County, NY IDA (St. Luke's Cornwall
                 Hospital Obligated Group)                                  6.000     12/01/2016 1   12/01/2011 A       5,520,090
-----------------------------------------------------------------------------------------------------------------------------------
     1,920,000   Orange County, NY IDA (St. Luke's Cornwall
                 Hospital Obligated Group)                                  6.000     12/01/2016 1   12/01/2011 A       2,092,512
-----------------------------------------------------------------------------------------------------------------------------------
        50,000   Oswego County, NY IDA (Seneca Hill Manor)                  5.550     08/01/2022     08/01/2008 A          51,072
-----------------------------------------------------------------------------------------------------------------------------------
       250,000   Oswego County, NY IDA (Seneca Hill Manor)                  5.650     08/01/2037     08/01/2008 A         255,343
-----------------------------------------------------------------------------------------------------------------------------------
       575,000   Otsego County, NY IDA (Mary Imogene
                 Bassett Hospital)                                          5.350     11/01/2020     11/01/2008 A         586,218
-----------------------------------------------------------------------------------------------------------------------------------
        35,000   Oyster Bay, NY GO                                          5.000     12/01/2018     06/01/2008 A          35,083
-----------------------------------------------------------------------------------------------------------------------------------
        50,000   Philadelphia, NY GO                                        7.500     12/15/2009     12/15/2009            54,188
-----------------------------------------------------------------------------------------------------------------------------------
    22,055,000   Port Authority  NY/NJ (Delta Air Lines) 4                  6.950     06/01/2008     06/01/2008        22,027,872
-----------------------------------------------------------------------------------------------------------------------------------
    18,355,000   Port Authority  NY/NJ (JFK International
                 Air Terminal) 6                                            6.250     12/01/2014     06/01/2012 B      20,470,572
-----------------------------------------------------------------------------------------------------------------------------------
    63,260,000   Port Authority  NY/NJ (JFK International
                 Air Terminal)                                              5.750     12/01/2022 1   06/01/2008 A      63,793,282
-----------------------------------------------------------------------------------------------------------------------------------
    42,525,000   Port Authority  NY/NJ (JFK International
                 Air Terminal)                                              5.750     12/01/2025     06/01/2008 A      42,533,080
-----------------------------------------------------------------------------------------------------------------------------------
    32,140,000   Port Authority  NY/NJ (JFK International
                 Air Terminal)                                              5.900     12/01/2017 1   06/01/2008 A      32,773,158
-----------------------------------------------------------------------------------------------------------------------------------
    24,410,000   Port Authority  NY/NJ (KIAC)                               6.750     10/01/2011     05/03/2010 B      24,395,110
-----------------------------------------------------------------------------------------------------------------------------------
    27,805,000   Port Authority  NY/NJ (KIAC)                               6.750     10/01/2019 1   10/01/2008 A      27,891,752
-----------------------------------------------------------------------------------------------------------------------------------
        20,000   Port Authority  NY/NJ, 103rd Series                        5.250     12/15/2012     06/16/2008 A          20,039
-----------------------------------------------------------------------------------------------------------------------------------
        10,000   Port Authority  NY/NJ, 116th Series                        5.000     10/01/2012     10/02/2008 A          10,017
-----------------------------------------------------------------------------------------------------------------------------------
       100,000   Port Authority  NY/NJ, 116th Series                        5.000     10/01/2013     10/01/2008 A         100,168
-----------------------------------------------------------------------------------------------------------------------------------
       140,000   Port Authority  NY/NJ, 116th Series                        5.250     10/01/2014     10/01/2008 A         140,270
-----------------------------------------------------------------------------------------------------------------------------------
        55,000   Port Authority  NY/NJ, 116th Series                        5.250     10/01/2015     10/01/2008 A          55,106
-----------------------------------------------------------------------------------------------------------------------------------
       815,000   Port Authority  NY/NJ, 122nd Series                        5.000     07/15/2018     07/15/2010 A         819,140
-----------------------------------------------------------------------------------------------------------------------------------
        30,000   Port Authority  NY/NJ, 122nd Series                        5.000     07/15/2020     07/15/2010 A          30,207
-----------------------------------------------------------------------------------------------------------------------------------
        55,000   Port Authority  NY/NJ, 122nd Series                        5.000     07/15/2031     08/23/2029 B          52,239
-----------------------------------------------------------------------------------------------------------------------------------
       165,000   Port Authority  NY/NJ, 122nd Series                        5.000     07/15/2031     08/23/2029 B         157,138
-----------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Port Authority  NY/NJ, 122nd Series                        5.500     07/15/2011     07/15/2008 A       2,035,420
-----------------------------------------------------------------------------------------------------------------------------------
       170,000   Port Authority  NY/NJ, 122nd Series                        5.500     07/15/2015     07/15/2008 A         173,011
-----------------------------------------------------------------------------------------------------------------------------------
        65,000   Port Authority  NY/NJ, 123rd Series                        5.000     07/15/2028     07/15/2008 A          65,260
-----------------------------------------------------------------------------------------------------------------------------------
        30,000   Port Authority  NY/NJ, 124th Series                        4.800     08/01/2018     08/02/2008 A          30,257
-----------------------------------------------------------------------------------------------------------------------------------

                   28 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

     PRINCIPAL                                                                                          EFFECTIVE
        AMOUNT                                                             COUPON       MATURITY        MATURITY*           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    1,695,000   Port Authority  NY/NJ, 124th Series                        5.000%    08/01/2019     08/01/2008 A  $    1,700,068
-----------------------------------------------------------------------------------------------------------------------------------
        20,000   Port Authority  NY/NJ, 124th Series                        5.000     08/01/2021     08/01/2021            19,922
-----------------------------------------------------------------------------------------------------------------------------------
       265,000   Port Authority  NY/NJ, 124th Series                        5.000     08/01/2022     08/01/2008 A         265,501
-----------------------------------------------------------------------------------------------------------------------------------
       325,000   Port Authority  NY/NJ, 124th Series                        5.000     08/01/2024     08/01/2024           317,532
-----------------------------------------------------------------------------------------------------------------------------------
       100,000   Port Authority  NY/NJ, 124th Series                        5.000     08/01/2025     08/01/2025            98,062
-----------------------------------------------------------------------------------------------------------------------------------
       320,000   Port Authority  NY/NJ, 124th Series                        5.000     08/01/2031     09/08/2029 B         304,739
-----------------------------------------------------------------------------------------------------------------------------------
        60,000   Port Authority  NY/NJ, 124th Series                        5.000     08/01/2031     09/08/2029 B          56,757
-----------------------------------------------------------------------------------------------------------------------------------
        15,000   Port Authority  NY/NJ, 126th Series                        5.000     11/15/2024     05/20/2024 B          14,652
-----------------------------------------------------------------------------------------------------------------------------------
        85,000   Port Authority  NY/NJ, 126th Series                        5.125     11/15/2032     05/20/2032 B          81,053
-----------------------------------------------------------------------------------------------------------------------------------
       230,000   Port Authority  NY/NJ, 127th Series                        5.000     12/15/2022     12/15/2022           230,225
-----------------------------------------------------------------------------------------------------------------------------------
        30,000   Port Authority  NY/NJ, 127th Series                        5.000     12/15/2024     12/15/2024            29,399
-----------------------------------------------------------------------------------------------------------------------------------
     1,500,000   Port Authority  NY/NJ, 131st Series 3                      5.000     12/15/2020     06/15/2013 A       1,528,965
-----------------------------------------------------------------------------------------------------------------------------------
        10,000   Port Authority  NY/NJ, 131st Series                        5.000     12/15/2026     12/15/2026             9,715
-----------------------------------------------------------------------------------------------------------------------------------
    11,860,000   Port Authority  NY/NJ, 139th Series                        4.625     10/01/2019     04/01/2019 A      11,847,428
-----------------------------------------------------------------------------------------------------------------------------------
    13,745,000   Port Authority  NY/NJ, 141st Series                        5.000     09/01/2021     09/01/2015 A      13,823,072
-----------------------------------------------------------------------------------------------------------------------------------
    14,110,000   Port Authority  NY/NJ, 141st Series                        5.000     09/01/2022     09/01/2022        14,095,043
-----------------------------------------------------------------------------------------------------------------------------------
    16,455,000   Port Authority  NY/NJ, 141st Series                        5.000     09/01/2025     09/01/2025        15,951,971
-----------------------------------------------------------------------------------------------------------------------------------
    18,040,000   Port Authority  NY/NJ, 141st Series                        5.000     09/01/2027     09/01/2027        17,156,942
-----------------------------------------------------------------------------------------------------------------------------------
     9,000,000   Port Authority  NY/NJ, 143rd Series                        5.000     10/01/2021     04/01/2016 A       9,096,390
-----------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Port Authority  NY/NJ, 147th Series 3                      5.000     10/15/2026     10/15/2026         1,920,540
-----------------------------------------------------------------------------------------------------------------------------------
     1,390,000   Poughkeepsie, NY IDA (Eastman &
                 Bixby Redevel. Corp.)                                      5.900     08/01/2020     08/01/2010 A       1,429,629
-----------------------------------------------------------------------------------------------------------------------------------
       170,000   Putnam County, NY IDA (Brewster Plastics)                  7.375     12/01/2008     12/01/2008           169,312
-----------------------------------------------------------------------------------------------------------------------------------
     1,200,000   Rensselaer County, NY IDA (Franciscan Heights)             5.375     12/01/2025     12/01/2014 A       1,212,288
-----------------------------------------------------------------------------------------------------------------------------------
        40,000   Rensselaer County, NY IDA (Rensselaer
                 Polytechnical Institute)                                   5.125     08/01/2029     10/07/2028 B          39,971
-----------------------------------------------------------------------------------------------------------------------------------
        50,000   Rensselaer County, NY IDA (Rensselaer
                 Polytechnical Institute)                                   5.500     08/01/2022     08/01/2009 A          50,945
-----------------------------------------------------------------------------------------------------------------------------------
     2,825,000   Rensselaer County, NY Tobacco Asset
                 Securitization Corp. 3                                     5.200     06/01/2025     03/04/2011 B       2,636,516
-----------------------------------------------------------------------------------------------------------------------------------
     1,490,000   Rensselaer County, NY Tobacco Asset
                 Securitization Corp.                                       5.750     06/01/2043     07/03/2024 B       1,483,176
-----------------------------------------------------------------------------------------------------------------------------------
        95,000   Rensselaer, NY Hsg. Authority (Renwyck)                    7.650     01/01/2011     07/01/2008 A          96,987
-----------------------------------------------------------------------------------------------------------------------------------
        55,000   Rensselaer, NY Municipal Leasing Corp.
                 (Rensselaer County Nursing Home)                           6.900     06/01/2024     06/01/2008 A          55,141
-----------------------------------------------------------------------------------------------------------------------------------
     1,060,000   Riverhead, NY HDC (Riverpointe Apartments) 3               5.850     08/01/2010     09/10/2009 D       1,060,912
-----------------------------------------------------------------------------------------------------------------------------------
       165,000   Rochester, NY Hsg. Authority (Stonewood Village)           5.900     09/01/2009     09/01/2008 A         165,076
-----------------------------------------------------------------------------------------------------------------------------------
        35,000   Rockland County, NY Solid Waste Management Authority       5.625     12/15/2014     06/15/2008 A          35,429
-----------------------------------------------------------------------------------------------------------------------------------
        55,000   Rockland County, NY Solid Waste Management Authority       5.750     12/15/2018     12/15/2009 A          56,916
-----------------------------------------------------------------------------------------------------------------------------------
    10,045,000   Rockland County, NY Tobacco Asset Securitization Corp.     5.500     08/15/2025     09/17/2014 B       9,681,974
-----------------------------------------------------------------------------------------------------------------------------------

                   29 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

     PRINCIPAL                                                                                          EFFECTIVE
        AMOUNT                                                             COUPON       MATURITY        MATURITY*           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      160,000   Rockland, NY Gardens Hsg. Corp.                           10.500%    05/01/2011     05/01/2008 A  $      160,544
-----------------------------------------------------------------------------------------------------------------------------------
        80,000   Rome, NY HDC, Series A                                     6.250     01/01/2024     07/01/2008 A          81,803
-----------------------------------------------------------------------------------------------------------------------------------
        50,000   Roslyn, NY Union Free School District                      5.300     01/15/2012     07/15/2008 A          50,224
-----------------------------------------------------------------------------------------------------------------------------------
       200,000   Roslyn, NY Union Free School District                      5.375     01/15/2014     07/15/2008 A         200,914
-----------------------------------------------------------------------------------------------------------------------------------
       225,000   Roxbury, NY Central School District GO                     6.400     06/15/2010     06/15/2008 A         226,629
-----------------------------------------------------------------------------------------------------------------------------------
       235,000   Roxbury, NY Central School District GO                     6.400     06/15/2011     06/15/2008 A         236,605
-----------------------------------------------------------------------------------------------------------------------------------
       500,000   Saratoga County, NY IDA (Saratoga
                 Hospital/Saratoga Care/Benedict Community Health Center)   5.000     12/01/2014     12/01/2014           515,160
-----------------------------------------------------------------------------------------------------------------------------------
     3,725,000   Saratoga County, NY IDA (Saratoga Hospital/Saratoga
                 Care/Benedict Community Health Center)                     5.750     12/01/2023     06/01/2008 A       3,726,825
-----------------------------------------------------------------------------------------------------------------------------------
     6,540,000   Saratoga County, NY IDA (Saratoga
                 Hospital/Saratoga Care/Benedict Community Health Center)   5.750     12/01/2033     06/01/2008 A       6,541,177
-----------------------------------------------------------------------------------------------------------------------------------
        25,000   Scotia, NY GO                                              6.100     01/15/2012     07/15/2008 A          25,250
-----------------------------------------------------------------------------------------------------------------------------------
       870,000   SONYMA, Series 101                                         5.000     10/01/2018     10/01/2011 A         874,933
-----------------------------------------------------------------------------------------------------------------------------------
        25,000   SONYMA, Series 101                                         5.250     04/01/2022     10/01/2011 A          25,052
-----------------------------------------------------------------------------------------------------------------------------------
     2,030,000   SONYMA, Series 101                                         5.350     10/01/2026     10/01/2011 A       2,036,983
-----------------------------------------------------------------------------------------------------------------------------------
     1,530,000   SONYMA, Series 145                                         4.950     10/01/2023     12/03/2020 B       1,489,164
-----------------------------------------------------------------------------------------------------------------------------------
        35,000   SONYMA, Series 27                                          5.250     04/01/2013     04/01/2010 A          35,723
-----------------------------------------------------------------------------------------------------------------------------------
    11,465,000   SONYMA, Series 29 3                                        5.400     10/01/2022 1   10/01/2010 A      11,519,459
-----------------------------------------------------------------------------------------------------------------------------------
     9,260,000   SONYMA, Series 29                                          5.450     10/01/2031     10/01/2010 A       9,755,410
-----------------------------------------------------------------------------------------------------------------------------------
       400,000   SONYMA, Series 31                                          5.200     10/01/2021     04/01/2011 A         401,188
-----------------------------------------------------------------------------------------------------------------------------------
       485,000   SONYMA, Series 31                                          5.300     10/01/2031     08/13/2027 B         466,114
-----------------------------------------------------------------------------------------------------------------------------------
       140,000   SONYMA, Series 63                                          5.600     10/01/2010     04/01/2009 A         141,625
-----------------------------------------------------------------------------------------------------------------------------------
       100,000   SONYMA, Series 63                                          5.700     04/01/2011     10/01/2008 A         101,138
-----------------------------------------------------------------------------------------------------------------------------------
        85,000   SONYMA, Series 63                                          5.700     10/01/2011     10/01/2008 A          85,972
-----------------------------------------------------------------------------------------------------------------------------------
        75,000   SONYMA, Series 65                                          5.300     10/01/2009     07/01/2008 A          76,623
-----------------------------------------------------------------------------------------------------------------------------------
        10,000   SONYMA, Series 65                                          5.550     10/01/2012     07/01/2008 A          10,196
-----------------------------------------------------------------------------------------------------------------------------------
       185,000   SONYMA, Series 67                                          5.600     10/01/2014     09/01/2008 A         187,838
-----------------------------------------------------------------------------------------------------------------------------------
       100,000   SONYMA, Series 67                                          5.600     10/01/2014 1   09/01/2009 A         101,466
-----------------------------------------------------------------------------------------------------------------------------------
     1,065,000   SONYMA, Series 67                                          5.700     10/01/2017 1   09/01/2008 A       1,079,718
-----------------------------------------------------------------------------------------------------------------------------------
        20,000   SONYMA, Series 67                                          5.800     10/01/2028     09/01/2009 A          20,252
-----------------------------------------------------------------------------------------------------------------------------------
       245,000   SONYMA, Series 67                                          5.800     10/01/2028 1   09/01/2009 A         248,134
-----------------------------------------------------------------------------------------------------------------------------------
        50,000   SONYMA, Series 69                                          5.400     10/01/2019     09/01/2008 A          50,446
-----------------------------------------------------------------------------------------------------------------------------------
       150,000   SONYMA, Series 69                                          5.400     10/01/2019     03/01/2009 A         151,091
-----------------------------------------------------------------------------------------------------------------------------------
       120,000   SONYMA, Series 70                                          5.375     10/01/2017     09/01/2008 A         121,308
-----------------------------------------------------------------------------------------------------------------------------------
     2,380,000   SONYMA, Series 70                                          5.375     10/01/2017 1   09/01/2008 A       2,428,076
-----------------------------------------------------------------------------------------------------------------------------------
        10,000   SONYMA, Series 71                                          4.900     04/01/2009     04/01/2009            10,147
-----------------------------------------------------------------------------------------------------------------------------------
       270,000   SONYMA, Series 71                                          5.350     10/01/2018     07/01/2008 A         272,795
-----------------------------------------------------------------------------------------------------------------------------------

                    30 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

     PRINCIPAL                                                                                          EFFECTIVE
        AMOUNT                                                             COUPON       MATURITY        MATURITY*           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    4,615,000   SONYMA, Series 71                                          5.400%    04/01/2029     07/01/2008 A  $    4,650,536
-----------------------------------------------------------------------------------------------------------------------------------
       210,000   SONYMA, Series 73                                          5.300     10/01/2028     08/04/2024 B         202,377
-----------------------------------------------------------------------------------------------------------------------------------
       270,000   SONYMA, Series 73-A                                        5.250     10/01/2017     09/01/2008 A         273,305
-----------------------------------------------------------------------------------------------------------------------------------
        60,000   SONYMA, Series 73-B                                        5.450     10/01/2024 1   09/30/2011 A          60,677
-----------------------------------------------------------------------------------------------------------------------------------
        15,000   SONYMA, Series 77                                          5.600     04/01/2010     11/23/2009 A          15,455
-----------------------------------------------------------------------------------------------------------------------------------
       375,000   SONYMA, Series 77                                          5.700     04/01/2011     11/23/2009 A         387,904
-----------------------------------------------------------------------------------------------------------------------------------
        10,000   SONYMA, Series 79                                          5.250     10/01/2021     03/01/2009 A          10,026
-----------------------------------------------------------------------------------------------------------------------------------
        55,000   SONYMA, Series 79                                          5.250     10/01/2021     03/01/2009 A          55,067
-----------------------------------------------------------------------------------------------------------------------------------
       295,000   SONYMA, Series 79                                          5.300     04/01/2029     03/01/2009 A         297,074
-----------------------------------------------------------------------------------------------------------------------------------
     2,140,000   SONYMA, Series 80                                          5.100     10/01/2017 1   03/01/2009 A       2,180,039
-----------------------------------------------------------------------------------------------------------------------------------
     5,350,000   SONYMA, Series 82                                          5.550     10/01/2019 1   10/01/2009 A       5,394,994
-----------------------------------------------------------------------------------------------------------------------------------
    25,000,000   SONYMA, Series 83                                          5.450     04/01/2018 1   10/01/2009 A      25,408,250
-----------------------------------------------------------------------------------------------------------------------------------
        45,000   SONYMA, Series 83                                          5.550     10/01/2027     10/01/2009 A          45,239
-----------------------------------------------------------------------------------------------------------------------------------
       215,000   SONYMA, Series 85                                          5.400     04/01/2012     09/01/2009 A         220,725
-----------------------------------------------------------------------------------------------------------------------------------
       100,000   SONYMA, Series 91                                          5.300     10/01/2009     07/01/2008 A         102,170
-----------------------------------------------------------------------------------------------------------------------------------
     2,390,000   SONYMA, Series 92                                          5.750     04/01/2020     10/01/2009 A       2,460,959
-----------------------------------------------------------------------------------------------------------------------------------
     1,070,000   SONYMA, Series 95                                          5.500     10/01/2017 1   04/01/2010 A       1,097,702
-----------------------------------------------------------------------------------------------------------------------------------
     6,150,000   SONYMA, Series 97 3                                        5.400     10/01/2021 1   04/01/2011 A       6,183,272
-----------------------------------------------------------------------------------------------------------------------------------
       660,000   SONYMA, Series 98                                          5.050     10/01/2017     04/01/2011 A         677,945
-----------------------------------------------------------------------------------------------------------------------------------
       385,000   Spring Valley, NY (Quality Redevel.)                       5.000     06/15/2021     06/15/2017 A         389,932
-----------------------------------------------------------------------------------------------------------------------------------
       405,000   Spring Valley, NY (Quality Redevel.)                       5.000     06/15/2022     06/15/2017 A         407,049
-----------------------------------------------------------------------------------------------------------------------------------
       300,000   Spring Valley, NY GO                                       5.000     05/01/2020     05/15/2015 A         308,214
-----------------------------------------------------------------------------------------------------------------------------------
       310,000   Spring Valley, NY GO                                       5.000     05/01/2021     05/15/2015 A         314,176
-----------------------------------------------------------------------------------------------------------------------------------
       325,000   Spring Valley, NY GO                                       5.000     05/01/2022     05/15/2015 A         327,298
-----------------------------------------------------------------------------------------------------------------------------------
       335,000   Spring Valley, NY GO                                       5.000     05/01/2023     05/01/2023           335,184
-----------------------------------------------------------------------------------------------------------------------------------
       350,000   Spring Valley, NY GO                                       5.000     05/01/2024     05/01/2024           346,934
-----------------------------------------------------------------------------------------------------------------------------------
       365,000   Spring Valley, NY GO                                       5.000     05/01/2025     05/01/2015 A         359,218
-----------------------------------------------------------------------------------------------------------------------------------
        40,000   Springville, NY HDC (Springbrook)                          5.950     01/01/2010     03/03/2009 D          40,743
-----------------------------------------------------------------------------------------------------------------------------------
     3,640,000   St. Lawrence County, NY IDA (Curran Renewable Energy)      6.200     12/01/2017     06/01/2014 B       3,564,543
-----------------------------------------------------------------------------------------------------------------------------------
       730,000   Suffolk County, NY IDA (ALIA-CCDRCA)                       7.000     06/01/2016     06/01/2011 A         743,315
-----------------------------------------------------------------------------------------------------------------------------------
       505,000   Suffolk County, NY IDA (ALIA-Civic Facility)               5.950     11/01/2022     11/01/2022           484,239
-----------------------------------------------------------------------------------------------------------------------------------
       180,000   Suffolk County, NY IDA (ALIA-Civic Facility)               6.000     11/01/2017     11/01/2017           174,326
-----------------------------------------------------------------------------------------------------------------------------------
       740,000   Suffolk County, NY IDA (ALIA-Civic Facility)               6.000     11/01/2017     11/01/2017           716,675
-----------------------------------------------------------------------------------------------------------------------------------
       885,000   Suffolk County, NY IDA (ALIA-FREE)                         7.000     06/01/2016     06/01/2011 A         901,142
-----------------------------------------------------------------------------------------------------------------------------------
       295,000   Suffolk County, NY IDA (ALIA-IGHL)                         5.950     11/01/2022     11/01/2022           282,873
-----------------------------------------------------------------------------------------------------------------------------------
       685,000   Suffolk County, NY IDA (ALIA-IGHL)                         6.500     12/01/2013     06/07/2011 B         680,191
-----------------------------------------------------------------------------------------------------------------------------------
       800,000   Suffolk County, NY IDA (ALIA-LIHIA)                        5.950     11/01/2022     11/01/2022           767,112
-----------------------------------------------------------------------------------------------------------------------------------
       315,000   Suffolk County, NY IDA (ALIA-NYS ARC)                      5.950     11/01/2022     11/01/2022           302,050
-----------------------------------------------------------------------------------------------------------------------------------

                   31 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

     PRINCIPAL                                                                                          EFFECTIVE
        AMOUNT                                                             COUPON        MATURITY       MATURITY*           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      305,000   Suffolk County, NY IDA (ALIA-WORCA)                         5.950%    11/01/2022    11/01/2022    $      292,461
-----------------------------------------------------------------------------------------------------------------------------------
       415,000   Suffolk County, NY IDA (ALIA-WORCA)                         7.000     06/01/2016    06/01/2011 A         422,570
-----------------------------------------------------------------------------------------------------------------------------------
       325,000   Suffolk County, NY IDA (Catholic Charities)                 6.000     10/01/2020    12/27/2014 B         303,443
-----------------------------------------------------------------------------------------------------------------------------------
       320,000   Suffolk County, NY IDA (DDI)                                6.000     10/01/2020    12/27/2014 B         298,774
-----------------------------------------------------------------------------------------------------------------------------------
       320,000   Suffolk County, NY IDA (DDI)                                6.000     10/01/2020    12/27/2014 B         296,768
-----------------------------------------------------------------------------------------------------------------------------------
     1,065,000   Suffolk County, NY IDA (Dowling College)                    5.000     06/01/2018    06/01/2018         1,000,546
-----------------------------------------------------------------------------------------------------------------------------------
       165,000   Suffolk County, NY IDA (Family Residences)                  6.000     10/01/2015    08/12/2012 B         157,326
-----------------------------------------------------------------------------------------------------------------------------------
       455,000   Suffolk County, NY IDA (Family Residences), Series A        6.375     12/01/2018    12/20/2013 B         459,541
-----------------------------------------------------------------------------------------------------------------------------------
     3,070,000   Suffolk County, NY IDA (Family Residences), Series A        6.375     12/01/2018    10/03/2014 B       3,100,639
-----------------------------------------------------------------------------------------------------------------------------------
       305,000   Suffolk County, NY IDA (Huntington First Aid Squad)         6.025     11/01/2008    11/01/2008           305,332
-----------------------------------------------------------------------------------------------------------------------------------
       720,000   Suffolk County, NY IDA (Independent Group Home Living)      6.000     10/01/2020    06/27/2015 B         672,242
-----------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Suffolk County, NY IDA (Keyspan-Port Jefferson Center)      5.250     06/01/2027    06/01/2027         1,900,400
-----------------------------------------------------------------------------------------------------------------------------------
       540,000   Suffolk County, NY IDA (L.I.  Network Community Services)   7.000     02/01/2014    08/01/2010 B         543,127
-----------------------------------------------------------------------------------------------------------------------------------
       290,000   Suffolk County, NY IDA (Mattituck-Laurel Library)           6.000     09/01/2019 1  09/01/2010 A         308,934
-----------------------------------------------------------------------------------------------------------------------------------
       400,000   Suffolk County, NY IDA (Nassau-Suffolk
                 Services for Autism)                                        6.250     11/01/2016    03/22/2013 B         378,520
-----------------------------------------------------------------------------------------------------------------------------------
       145,000   Suffolk County, NY IDA (Nassau-Suffolk
                 Services for Autism)                                        6.250     11/01/2016    04/13/2013 B         137,214
-----------------------------------------------------------------------------------------------------------------------------------
       900,000   Suffolk County, NY IDA (Pederson-Krager Center)             6.375     11/01/2015    08/07/2012 B         852,723
-----------------------------------------------------------------------------------------------------------------------------------
       700,000   Suffolk County, NY IDA (Pederson-Krager Center)             6.400     02/01/2015    10/23/2011 B         666,974
-----------------------------------------------------------------------------------------------------------------------------------
       245,000   Suffolk County, NY IDA (Suffolk Hotels)                     6.000     10/01/2020    12/27/2014 B         228,749
-----------------------------------------------------------------------------------------------------------------------------------
       500,000   Suffolk County, NY IDA (WORCA)                              6.000     10/01/2020    06/27/2015 B         466,835
-----------------------------------------------------------------------------------------------------------------------------------
       100,000   Suffolk County, NY Water Authority                          5.750     06/01/2010    06/01/2008 E         106,493
-----------------------------------------------------------------------------------------------------------------------------------
     2,515,000   Sullivan County, NY IDA (Center for Discovery)              5.625     06/01/2013    12/21/2010 B       2,409,169
-----------------------------------------------------------------------------------------------------------------------------------
     5,000,000   Sullivan County, NY IDA (Center for Discovery) 3            5.875     07/01/2022    11/11/2016 B       4,567,200
-----------------------------------------------------------------------------------------------------------------------------------
     6,100,000   Sullivan County, NY IDA (Center for Discovery)              6.375     02/01/2020    12/09/2014 B       5,835,077
-----------------------------------------------------------------------------------------------------------------------------------
        30,000   Syracuse, NY Hsg. Authority                                 5.400     09/01/2021    09/01/2015 A          31,352
-----------------------------------------------------------------------------------------------------------------------------------
       240,000   Syracuse, NY IDA (Crouse Irving Companies)                  5.250     01/01/2017    01/01/2010 A         243,869
-----------------------------------------------------------------------------------------------------------------------------------
       465,000   Syracuse, NY IDA (Crouse Irving Health Hospital)            5.125     01/01/2009    01/01/2009           459,364
-----------------------------------------------------------------------------------------------------------------------------------

                   32 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

     PRINCIPAL                                                                                          EFFECTIVE
        AMOUNT                                                             COUPON        MATURITY       MATURITY*           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      670,000   Syracuse, NY IDA (One Center Armory Garage)                 6.750%    12/01/2017    06/01/2008 A  $      680,821
-----------------------------------------------------------------------------------------------------------------------------------
       900,000   Tompkins County, NY IDA (Kendall at Ithaca)                 5.750     07/01/2018    07/01/2008 A         901,962
-----------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Tompkins County, NY IDA (Kendall at Ithaca) 3               6.000     07/01/2024    07/01/2008 A       2,003,660
-----------------------------------------------------------------------------------------------------------------------------------
       125,000   Tompkins, NY Health Care Corp. (Reconstruction Home)        5.875     02/01/2033    08/01/2008 A         125,243
-----------------------------------------------------------------------------------------------------------------------------------
       260,000   Tompkins, NY Health Care Corp. (Reconstruction Home)       10.800     02/01/2028 1  08/01/2008 A         282,976
-----------------------------------------------------------------------------------------------------------------------------------
        10,000   Ulster County, NY GO                                        5.400     11/15/2013    05/15/2008 A          10,032
-----------------------------------------------------------------------------------------------------------------------------------
        10,000   Ulster County, NY GO                                        5.400     11/15/2015    05/15/2008 A          10,032
-----------------------------------------------------------------------------------------------------------------------------------
        25,000   Ulster County, NY GO                                        5.500     11/15/2012    05/15/2008 A          25,085
-----------------------------------------------------------------------------------------------------------------------------------
       100,000   Ulster County, NY IDA (Benedictine Hospital)                6.250     06/01/2008    06/01/2008           100,690
-----------------------------------------------------------------------------------------------------------------------------------
       155,000   Ulster County, NY Res Rec                                   5.000     03/01/2016    03/01/2016           164,474
-----------------------------------------------------------------------------------------------------------------------------------
       160,000   Ulster County, NY Res Rec                                   5.000     03/01/2017    03/01/2016 A         168,253
-----------------------------------------------------------------------------------------------------------------------------------
       170,000   Ulster County, NY Res Rec                                   5.000     03/01/2018    03/01/2016 A         177,038
-----------------------------------------------------------------------------------------------------------------------------------
       830,000   Ulster County, NY Tobacco Asset Securitization Corp.        0.000 5   06/01/2040    09/14/2026 B         724,773
-----------------------------------------------------------------------------------------------------------------------------------
       360,000   Ulster County, NY Tobacco Asset Securitization Corp.        6.000     06/01/2040    06/01/2012 A         363,524
-----------------------------------------------------------------------------------------------------------------------------------
        25,000   Ulster County, NY Tobacco Asset Securitization Corp.        6.250     06/01/2025    06/01/2012 A          25,742
-----------------------------------------------------------------------------------------------------------------------------------
    10,795,000   Ulster County, NY Tobacco Asset Securitization Corp.        6.750     06/01/2030 1  06/01/2011 A      11,221,079
-----------------------------------------------------------------------------------------------------------------------------------
       295,000   Utica, NY GO                                                6.200     01/15/2014    01/15/2010 A         318,087
-----------------------------------------------------------------------------------------------------------------------------------
       320,000   Utica, NY GO                                                6.250     01/15/2015    01/15/2010 A         345,322
-----------------------------------------------------------------------------------------------------------------------------------
        25,000   Utica, NY IDA (Munson-Williams-Proctor Arts Institute)      5.500     07/15/2029    07/15/2009 A          25,327
-----------------------------------------------------------------------------------------------------------------------------------
        40,000   Utica, NY IDA (Utica College Civic Facility)                5.300     08/01/2008    08/01/2008            40,166
-----------------------------------------------------------------------------------------------------------------------------------
     1,205,000   Utica, NY IDA (Utica College Civic Facility)                6.375     12/01/2011    06/29/2010 B       1,244,307
-----------------------------------------------------------------------------------------------------------------------------------
       250,000   Utica, NY SCHC (Multifamily), Series A                      5.550     12/01/2017    06/01/2008 A         259,835
-----------------------------------------------------------------------------------------------------------------------------------
        15,000   Victor, NY GO                                               4.800     12/15/2017    06/15/2008 A          15,070
-----------------------------------------------------------------------------------------------------------------------------------
       100,000   Westchester County, NY GO                                   5.375     12/15/2012    06/15/2008 A         100,517
-----------------------------------------------------------------------------------------------------------------------------------
        50,000   Westchester County, NY GO                                   5.375     12/15/2013    06/15/2008 A          50,259
-----------------------------------------------------------------------------------------------------------------------------------
        45,000   Westchester County, NY Healthcare Corp., Series B           5.375     11/01/2020    11/10/2010 A          46,958
-----------------------------------------------------------------------------------------------------------------------------------
       105,000   Westchester County, NY IDA (Beth Abraham Hospital)          7.250     12/01/2009    03/02/2009 B         105,776
-----------------------------------------------------------------------------------------------------------------------------------
        50,000   Westchester County, NY IDA (Children's Village)             5.100     03/15/2009    03/15/2009            50,126
-----------------------------------------------------------------------------------------------------------------------------------
       240,000   Westchester County, NY IDA (Clearview School)               6.600     01/01/2014    12/27/2010 B         238,106
-----------------------------------------------------------------------------------------------------------------------------------
     1,365,000   Westchester County, NY IDA (Guiding Eyes for the Blind) 3   4.500     08/01/2012    08/31/2010 B       1,378,787
-----------------------------------------------------------------------------------------------------------------------------------

                   33 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

     PRINCIPAL                                                                                          EFFECTIVE
        AMOUNT                                                             COUPON        MATURITY       MATURITY*           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$       15,000   Westchester County, NY IDA (JDAM)                           6.500%    04/01/2009 1  10/01/2008 A  $       15,083
-----------------------------------------------------------------------------------------------------------------------------------
     1,130,000   Westchester County, NY IDA (JDAM)                           6.750     04/01/2016 1  07/01/2008 A       1,137,865
-----------------------------------------------------------------------------------------------------------------------------------
     2,155,000   Westchester County, NY IDA (Rippowam-Cisqua School)         5.750     06/01/2029    02/07/2021 B       1,994,776
-----------------------------------------------------------------------------------------------------------------------------------
     2,225,000   Westchester County, NY IDA (Schnurmacher Center)            6.000     11/01/2011    04/03/2009 B       2,241,777
-----------------------------------------------------------------------------------------------------------------------------------
       130,000   Westchester County, NY IDA (Westchester Airport Assoc.) 3   5.850     08/01/2014    08/01/2008 A         130,343
-----------------------------------------------------------------------------------------------------------------------------------
       690,000   Westchester County, NY IDA (Westchester Airport Assoc.) 3   5.950     08/01/2024 1  08/01/2008 A         694,257
-----------------------------------------------------------------------------------------------------------------------------------
       250,000   Westchester County, NY IDA (Westchester Resco Company)      5.500     07/01/2009    07/01/2008 A         251,023
-----------------------------------------------------------------------------------------------------------------------------------
        25,000   Westchester County, NY IDA (Westchester Resco Company)      5.750     07/01/2009    07/01/2008 A          25,063
-----------------------------------------------------------------------------------------------------------------------------------
        70,000   Westchester County, NY IDA (Winward School)                 5.200     10/01/2021    10/01/2011 A          70,445
-----------------------------------------------------------------------------------------------------------------------------------
    18,000,000   Westchester County, NY Tobacco Asset Securitization Corp.   0.000 5   07/15/2039 1  07/15/2017 E      21,121,200
-----------------------------------------------------------------------------------------------------------------------------------
    12,790,000   Westchester County, NY Tobacco Asset Securitization Corp.   4.500     06/01/2021    08/03/2010 B      11,966,452
-----------------------------------------------------------------------------------------------------------------------------------
     8,600,000   Westchester County, NY Tobacco Asset Securitization Corp. 3 5.000     06/01/2026    07/07/2014 B       7,975,984
-----------------------------------------------------------------------------------------------------------------------------------
        95,000   White Plains, NY HDC (Battle Hill)                          6.650     02/01/2025    08/01/2008 A          96,728
-----------------------------------------------------------------------------------------------------------------------------------
       180,000   Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)   5.450     02/01/2029    02/01/2009 A         182,083
-----------------------------------------------------------------------------------------------------------------------------------
        90,000   Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)   5.650     02/01/2039    02/01/2009 A          91,286
-----------------------------------------------------------------------------------------------------------------------------------
     1,455,000   Yonkers, NY IDA (Monastery Manor Associates)                5.000     04/01/2025    05/06/2023 B       1,427,253
-----------------------------------------------------------------------------------------------------------------------------------
        30,000   Yonkers, NY IDA (Philipsburgh Hall Associates)              6.750     11/01/2008    11/01/2008            29,714
-----------------------------------------------------------------------------------------------------------------------------------
     2,145,000   Yonkers, NY IDA (St. John's Riverside Hospital) 3           6.800     07/01/2016    07/01/2011 A       2,171,362
                                                                                                                    ---------------
                                                                                                                    3,389,664,677

U.S. POSSESSIONS--18.4%
-----------------------------------------------------------------------------------------------------------------------------------
     5,000,000   Guam Airport Authority, Series C                            5.375     10/01/2019    10/01/2013 A       5,109,650
-----------------------------------------------------------------------------------------------------------------------------------
     6,000,000   Guam Airport Authority, Series C                            5.375     10/01/2020    10/01/2013 A       6,091,200
-----------------------------------------------------------------------------------------------------------------------------------
       130,000   Guam EDA (TASC)                                             5.000     05/15/2022    12/12/2008 D         138,791
-----------------------------------------------------------------------------------------------------------------------------------
       192,000   Guam EDA (TASC)                                             5.300     05/15/2014    05/15/2014           214,249
-----------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Guam Education Financing Foundation COP                     5.000     10/01/2023    10/01/2016 A       3,014,430
-----------------------------------------------------------------------------------------------------------------------------------
        10,000   Guam International Airport Authority                        5.000     10/01/2023    10/01/2023             9,706
-----------------------------------------------------------------------------------------------------------------------------------
        25,000   Guam Power Authority, Series A                              5.000     10/01/2024    07/23/2023 B          24,129
-----------------------------------------------------------------------------------------------------------------------------------
       460,000   Guam Power Authority, Series A                              5.250     10/01/2013    10/01/2008 A         460,147
-----------------------------------------------------------------------------------------------------------------------------------
        40,000   Guam Power Authority, Series A                              5.250     10/01/2013    10/01/2008 A          40,040
-----------------------------------------------------------------------------------------------------------------------------------

                   34 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

     PRINCIPAL                                                                                          EFFECTIVE
        AMOUNT                                                              COUPON       MATURITY       MATURITY*           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      655,000   Guam Power Authority, Series A                              5.250%    10/01/2023    09/02/2019 B  $      654,961
-----------------------------------------------------------------------------------------------------------------------------------
        40,000   Guam Power Authority, Series A                              5.250     10/01/2034    11/06/2032 B          38,238
-----------------------------------------------------------------------------------------------------------------------------------
     1,900,000   Northern Mariana Islands Commonwealth, Series A             6.750     10/01/2033    10/01/2013 A       2,196,647
-----------------------------------------------------------------------------------------------------------------------------------
       100,000   Northern Mariana Islands Commonwealth, Series A             6.750     10/01/2033    10/01/2013 A         103,210
-----------------------------------------------------------------------------------------------------------------------------------
       220,000   Puerto Rico Aqueduct & Sewer Authority                      5.000     07/01/2015    07/01/2008 A         221,973
-----------------------------------------------------------------------------------------------------------------------------------
        60,000   Puerto Rico Aqueduct & Sewer Authority                      5.000     07/01/2015    07/01/2008 A          60,542
-----------------------------------------------------------------------------------------------------------------------------------
       100,000   Puerto Rico Aqueduct & Sewer Authority                      5.000     07/01/2019    07/01/2008 A         100,903
-----------------------------------------------------------------------------------------------------------------------------------
       120,000   Puerto Rico Aqueduct & Sewer Authority                      5.000     07/01/2019    07/01/2008 A         121,084
-----------------------------------------------------------------------------------------------------------------------------------
       375,000   Puerto Rico Children's Trust Fund (TASC)                    4.100     05/15/2013    05/15/2013           365,513
-----------------------------------------------------------------------------------------------------------------------------------
       200,000   Puerto Rico Children's Trust Fund (TASC)                    4.250     05/15/2014    05/15/2014           193,596
-----------------------------------------------------------------------------------------------------------------------------------
     2,500,000   Puerto Rico Children's Trust Fund (TASC)                    5.000     05/15/2008    05/15/2008         2,502,475
-----------------------------------------------------------------------------------------------------------------------------------
   208,655,000   Puerto Rico Children's Trust Fund (TASC)                    5.375     05/15/2033    05/22/2013 B     199,106,947
-----------------------------------------------------------------------------------------------------------------------------------
    68,875,000   Puerto Rico Children's Trust Fund (TASC)                    5.500     05/15/2039    08/02/2020 B      66,485,038
-----------------------------------------------------------------------------------------------------------------------------------
    30,755,000   Puerto Rico Children's Trust Fund (TASC)                    5.625     05/15/2043    09/24/2022 B      29,770,532
-----------------------------------------------------------------------------------------------------------------------------------
        15,000   Puerto Rico Children's Trust Fund (TASC)                    5.750     07/01/2020    09/07/2009 D          15,703
-----------------------------------------------------------------------------------------------------------------------------------
     6,250,000   Puerto Rico Commonwealth GO                                 5.000     07/01/2024    07/01/2024         5,994,313
-----------------------------------------------------------------------------------------------------------------------------------
     5,970,000   Puerto Rico Commonwealth GO 3                               5.000     07/01/2025    07/01/2025         5,723,081
-----------------------------------------------------------------------------------------------------------------------------------
        50,000   Puerto Rico Commonwealth GO                                 5.000     07/01/2026    06/21/2026 B          47,693
-----------------------------------------------------------------------------------------------------------------------------------
        50,000   Puerto Rico Commonwealth GO                                 5.000     07/01/2028    08/05/2026 B          47,024
-----------------------------------------------------------------------------------------------------------------------------------
     7,000,000   Puerto Rico Commonwealth GO                                 5.250     01/01/2015    01/01/2015         7,364,630
-----------------------------------------------------------------------------------------------------------------------------------
     4,000,000   Puerto Rico Commonwealth GO                                 5.250     07/01/2017    07/01/2013 A       4,439,120
-----------------------------------------------------------------------------------------------------------------------------------
     4,940,000   Puerto Rico Commonwealth GO                                 5.250     07/01/2019    07/01/2013 A       5,487,352
-----------------------------------------------------------------------------------------------------------------------------------
       900,000   Puerto Rico Commonwealth GO                                 5.250     07/01/2019    07/01/2013 A         913,320
-----------------------------------------------------------------------------------------------------------------------------------
     2,430,000   Puerto Rico Commonwealth GO                                 5.250     07/01/2021    07/01/2014 A       2,451,044
-----------------------------------------------------------------------------------------------------------------------------------
     2,315,000   Puerto Rico Commonwealth GO                                 5.250     07/01/2022    07/01/2022         2,322,177
-----------------------------------------------------------------------------------------------------------------------------------
     3,400,000   Puerto Rico Commonwealth GO                                 5.250     07/01/2022    07/01/2022         3,412,274
-----------------------------------------------------------------------------------------------------------------------------------
     7,350,000   Puerto Rico Commonwealth GO                                 5.250     07/01/2022    07/01/2022         7,383,590
-----------------------------------------------------------------------------------------------------------------------------------
     4,575,000   Puerto Rico Commonwealth GO                                 5.250     07/01/2023    07/01/2023         4,565,118
-----------------------------------------------------------------------------------------------------------------------------------
     7,395,000   Puerto Rico Commonwealth GO                                 5.250     07/01/2023    07/01/2023         7,379,027
-----------------------------------------------------------------------------------------------------------------------------------
    11,000,000   Puerto Rico Commonwealth GO                                 5.250     07/01/2023    07/01/2023        10,976,240
-----------------------------------------------------------------------------------------------------------------------------------
    15,850,000   Puerto Rico Commonwealth GO                                 5.250     07/01/2024    07/01/2024        15,627,308
-----------------------------------------------------------------------------------------------------------------------------------
    21,785,000   Puerto Rico Commonwealth GO                                 5.250     07/01/2025    07/01/2025        21,347,557
-----------------------------------------------------------------------------------------------------------------------------------
     1,925,000   Puerto Rico Commonwealth GO                                 5.250     07/01/2027 1  07/01/2011 A       1,959,323
-----------------------------------------------------------------------------------------------------------------------------------
     4,750,000   Puerto Rico Commonwealth GO                                 5.250     07/01/2027    07/01/2027         4,604,175
-----------------------------------------------------------------------------------------------------------------------------------
     5,000,000   Puerto Rico Commonwealth GO                                 5.250     07/01/2030    07/01/2030         4,821,600
-----------------------------------------------------------------------------------------------------------------------------------
     2,840,000   Puerto Rico Commonwealth GO                                 5.250     07/01/2030    05/08/2029 B       2,738,669
-----------------------------------------------------------------------------------------------------------------------------------

                   35 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

     PRINCIPAL                                                                                          EFFECTIVE
        AMOUNT                                                              COUPON       MATURITY       MATURITY*           VALUE
----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   14,750,000   Puerto Rico Commonwealth GO                                 5.250%    07/01/2032    07/01/2032    $   14,106,015
-----------------------------------------------------------------------------------------------------------------------------------
    11,735,000   Puerto Rico Commonwealth GO                                 5.250     07/01/2032    10/01/2031 B      11,222,650
-----------------------------------------------------------------------------------------------------------------------------------
     6,060,000   Puerto Rico Commonwealth GO                                 5.375     07/01/2028    07/01/2028         5,938,618
-----------------------------------------------------------------------------------------------------------------------------------
       195,000   Puerto Rico Electric Power Authority                        5.000     07/01/2028    07/01/2008 A         199,516
-----------------------------------------------------------------------------------------------------------------------------------
         5,000   Puerto Rico Electric Power Authority, Series DD             5.000     07/01/2028    07/01/2010 A           5,115
-----------------------------------------------------------------------------------------------------------------------------------
         5,000   Puerto Rico Electric Power Authority, Series DD             5.000     07/01/2028    07/01/2008 A           5,116
-----------------------------------------------------------------------------------------------------------------------------------
        10,000   Puerto Rico Electric Power Authority, Series EE             5.250     07/01/2014    07/01/2008 A          10,202
-----------------------------------------------------------------------------------------------------------------------------------
     4,200,000   Puerto Rico Electric Power Authority, Series UU 4           3.868 2   07/01/2031    07/04/2028 B       2,940,000
-----------------------------------------------------------------------------------------------------------------------------------
       250,000   Puerto Rico HFA (Single Family)                             5.000     12/01/2020    12/01/2013 A         257,323
-----------------------------------------------------------------------------------------------------------------------------------
       115,000   Puerto Rico HFC                                             5.100     12/01/2018    12/01/2010 A         115,446
-----------------------------------------------------------------------------------------------------------------------------------
     1,830,000   Puerto Rico HFC (Homeowner Mtg.)                            5.200     12/01/2032    12/01/2008 A       1,854,833
-----------------------------------------------------------------------------------------------------------------------------------
       445,000   Puerto Rico HFC, Series B                                   5.300     12/01/2028    01/31/2021 B         437,831
-----------------------------------------------------------------------------------------------------------------------------------
        90,000   Puerto Rico Highway & Transportation Authority              5.000     07/01/2022    01/21/2021 B          88,375
-----------------------------------------------------------------------------------------------------------------------------------
        35,000   Puerto Rico Highway & Transportation Authority              5.000     07/01/2028    02/20/2026 B          32,916
-----------------------------------------------------------------------------------------------------------------------------------
       230,000   Puerto Rico Highway & Transportation Authority              5.750     07/01/2020    07/01/2013 A         237,698
-----------------------------------------------------------------------------------------------------------------------------------
         5,000   Puerto Rico Highway & Transportation Authority, Series A    5.000     07/01/2028    05/21/2024 B           4,993
-----------------------------------------------------------------------------------------------------------------------------------
     7,000,000   Puerto Rico Highway & Transportation Authority, Series E    5.750     07/01/2024    07/01/2012 A       7,262,710
-----------------------------------------------------------------------------------------------------------------------------------
     4,355,000   Puerto Rico Highway & Transportation Authority, Series K    5.000     07/01/2021    07/01/2021         4,319,289
-----------------------------------------------------------------------------------------------------------------------------------
    11,000,000   Puerto Rico Highway & Transportation Authority, Series K    5.000     07/01/2022    07/01/2022        10,801,340
-----------------------------------------------------------------------------------------------------------------------------------
    12,275,000   Puerto Rico Highway & Transportation Authority, Series K    5.000     07/01/2023    07/01/2023        11,929,582
-----------------------------------------------------------------------------------------------------------------------------------
    12,760,000   Puerto Rico Highway & Transportation Authority, Series K    5.000     07/01/2024    07/01/2024        12,237,988
-----------------------------------------------------------------------------------------------------------------------------------
     4,545,000   Puerto Rico Highway & Transportation Authority, Series K    5.000     07/01/2025    07/01/2025         4,327,522
-----------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Puerto Rico Highway & Transportation Authority, Series K    5.000     07/01/2026    07/01/2026         1,892,160
-----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Puerto Rico Highway & Transportation Authority, Series K    5.000     07/01/2027    07/01/2027           939,870
-----------------------------------------------------------------------------------------------------------------------------------
    16,800,000   Puerto Rico Highway & Transportation Authority, Series N 6  3.698 2   07/01/2045    07/04/2043 B      11,760,000
-----------------------------------------------------------------------------------------------------------------------------------
     6,550,000   Puerto Rico IMEPCF (PepsiCo)                                6.250     11/15/2013    05/15/2008 A       6,955,511
-----------------------------------------------------------------------------------------------------------------------------------
     7,175,000   Puerto Rico IMEPCF (PepsiCo)                                6.250     11/15/2013    05/15/2008 A       7,390,322
-----------------------------------------------------------------------------------------------------------------------------------
       780,000   Puerto Rico Infrastructure                                  5.000     07/01/2019    07/01/2016 A         783,869
-----------------------------------------------------------------------------------------------------------------------------------
        35,000   Puerto Rico Infrastructure                                  5.500     10/01/2040    10/01/2010 E          36,325
-----------------------------------------------------------------------------------------------------------------------------------
        55,000   Puerto Rico ITEMECF (Ana G. Mendez University)              5.375     02/01/2019    06/07/2015 B          54,506
-----------------------------------------------------------------------------------------------------------------------------------

                   36 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

     PRINCIPAL                                                                                          EFFECTIVE
        AMOUNT                                                              COUPON       MATURITY       MATURITY*           VALUE
----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   18,425,000   Puerto Rico ITEMECF (Cogeneration Facilities)               6.625%    06/01/2026 1  06/01/2010 A  $   19,025,839
-----------------------------------------------------------------------------------------------------------------------------------
     1,500,000   Puerto Rico ITEMECF (Dr. Pila Hospital)                     6.125     08/01/2025    08/01/2008 A       1,502,565
-----------------------------------------------------------------------------------------------------------------------------------
        80,000   Puerto Rico ITEMECF (Guaynabo Municipal Government Center)  5.625     07/01/2015    07/01/2008 A          80,222
-----------------------------------------------------------------------------------------------------------------------------------
        70,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)                5.500     07/01/2026    07/01/2008 A          70,599
-----------------------------------------------------------------------------------------------------------------------------------
       500,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)                6.250     07/01/2016    07/01/2008 A         501,455
-----------------------------------------------------------------------------------------------------------------------------------
        75,000   Puerto Rico ITEMECF (Hospital de la Concepcion)             6.125     11/15/2025    11/15/2010 A          79,544
-----------------------------------------------------------------------------------------------------------------------------------
       750,000   Puerto Rico ITEMECF (Hospital de la Concepcion)             6.375     11/15/2015    11/15/2010 A         816,165
-----------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Puerto Rico ITEMECF (Hospital de la Concepcion)             6.500     11/15/2020    11/15/2010 A       2,141,720
-----------------------------------------------------------------------------------------------------------------------------------
        25,000   Puerto Rico ITEMECF (InterAmerican University)              5.000     10/01/2022    10/01/2008 A          25,193
-----------------------------------------------------------------------------------------------------------------------------------
     1,545,000   Puerto Rico ITEMECF (Mennonite General Hospital)            6.500     07/01/2012    08/16/2010 B       1,537,182
-----------------------------------------------------------------------------------------------------------------------------------
       460,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)               6.400     05/01/2009    11/05/2008 B         458,050
-----------------------------------------------------------------------------------------------------------------------------------
     9,400,000   Puerto Rico Municipal Finance Agency, Series A              5.250     08/01/2023    08/01/2023         9,379,696
-----------------------------------------------------------------------------------------------------------------------------------
     5,000,000   Puerto Rico Municipal Finance Agency, Series A              5.250     08/01/2024    08/01/2024         4,929,550
-----------------------------------------------------------------------------------------------------------------------------------
        25,000   Puerto Rico Municipal Finance Agency, Series A              5.500     07/01/2017    07/01/2008 A          25,430
-----------------------------------------------------------------------------------------------------------------------------------
       160,000   Puerto Rico Port Authority, Series D                        6.000     07/01/2021 1  07/01/2008 A         160,622
-----------------------------------------------------------------------------------------------------------------------------------
       430,000   Puerto Rico Port Authority, Series D                        7.000     07/01/2014 1  07/01/2008 A         432,232
-----------------------------------------------------------------------------------------------------------------------------------
       545,000   Puerto Rico Public Buildings Authority                      5.125     07/01/2024    07/01/2024           530,023
-----------------------------------------------------------------------------------------------------------------------------------
    16,720,000   Puerto Rico Public Buildings Authority                      5.250     07/01/2029    07/01/2014 A      18,551,843
-----------------------------------------------------------------------------------------------------------------------------------
    14,280,000   Puerto Rico Public Buildings Authority                      5.250     07/01/2029    03/01/2028 B      13,765,206
-----------------------------------------------------------------------------------------------------------------------------------
    10,000,000   Puerto Rico Public Buildings Authority                      5.500     07/01/2022    07/01/2014 A      11,039,600
-----------------------------------------------------------------------------------------------------------------------------------
    13,195,000   Puerto Rico Public Buildings Authority                      5.500     07/01/2026    07/01/2026        13,222,182
-----------------------------------------------------------------------------------------------------------------------------------
       825,000   Puerto Rico Public Buildings Authority, Series G            5.250     07/01/2019    07/01/2012 A         835,106
-----------------------------------------------------------------------------------------------------------------------------------
     9,910,000   Puerto Rico Public Finance Corp., Series A                  5.750     08/01/2027    02/01/2012 C      10,369,428
-----------------------------------------------------------------------------------------------------------------------------------
     2,750,000   University of Puerto Rico                                   5.000     06/01/2026    06/01/2026         2,623,473
-----------------------------------------------------------------------------------------------------------------------------------
       160,000   University of Puerto Rico                                   5.500     06/01/2012 1  06/01/2008 A         160,339
-----------------------------------------------------------------------------------------------------------------------------------
     7,125,000   University of Puerto Rico, Series P                         5.000     06/01/2021    06/01/2021         7,069,568
-----------------------------------------------------------------------------------------------------------------------------------
     8,500,000   University of Puerto Rico, Series P                         5.000     06/01/2022    06/01/2022         8,347,170
-----------------------------------------------------------------------------------------------------------------------------------
     8,410,000   University of Puerto Rico, Series Q                         5.000     06/01/2023    06/01/2023         8,174,268
-----------------------------------------------------------------------------------------------------------------------------------
       300,000   University of Puerto Rico, Series Q                         5.000     06/01/2030    12/22/2028 B         279,081
-----------------------------------------------------------------------------------------------------------------------------------

                   37 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

     PRINCIPAL                                                                                         EFFECTIVE
        AMOUNT                                                             COUPON       MATURITY       MATURITY*             VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$       25,000  V.I. HFA, Series A                                          6.500%    03/01/2025 1  09/01/2008 A  $         25,010
------------------------------------------------------------------------------------------------------------------------------------
     1,000,000  V.I. Port Authority, Series A 3                             5.250     09/01/2018    09/01/2010 A         1,016,940
------------------------------------------------------------------------------------------------------------------------------------
     1,000,000  V.I. Public Finance Authority (Hovensa Refinery)            4.700     07/01/2022    10/01/2018 B           851,800
------------------------------------------------------------------------------------------------------------------------------------
     2,650,000  V.I. Public Finance Authority (Hovensa)                     5.875     07/01/2022    10/01/2018 B         2,584,863
------------------------------------------------------------------------------------------------------------------------------------
     1,075,000  V.I. Public Finance Authority (Matching Fund Loan Note)     5.250     10/01/2021    10/01/2021           1,080,289
------------------------------------------------------------------------------------------------------------------------------------
     1,000,000  V.I. Public Finance Authority, Series A                     5.250     10/01/2016    10/01/2014 A         1,037,300
------------------------------------------------------------------------------------------------------------------------------------
     2,000,000  V.I. Public Finance Authority, Series A                     5.250     10/01/2022    10/01/2022           2,002,180
------------------------------------------------------------------------------------------------------------------------------------
     2,000,000  V.I. Public Finance Authority, Series A                     5.250     10/01/2023    10/01/2023           1,989,520
------------------------------------------------------------------------------------------------------------------------------------
    10,000,000  V.I. Public Finance Authority, Series A 3                   5.500     10/01/2015    10/01/2008 A        10,147,700
------------------------------------------------------------------------------------------------------------------------------------
       180,000  V.I. Public Finance Authority, Series A                     5.500     10/01/2022    10/01/2008 A           181,755
------------------------------------------------------------------------------------------------------------------------------------
       705,000  V.I. Public Finance Authority, Series A                     5.625     10/01/2010    10/14/2009 B           726,855
------------------------------------------------------------------------------------------------------------------------------------
       285,000  V.I. Public Finance Authority, Series A                     5.625     10/01/2025    10/01/2010 A           286,348
------------------------------------------------------------------------------------------------------------------------------------
    10,820,000  V.I. Public Finance Authority, Series A                     6.375     10/01/2019 1  01/01/2010 A        11,542,235
------------------------------------------------------------------------------------------------------------------------------------
     2,665,000  V.I. Public Finance Authority, Series E 3                   5.875     10/01/2018    10/01/2008 A         2,689,598
------------------------------------------------------------------------------------------------------------------------------------
       900,000  V.I. Tobacco Settlement Financing Corp. (TASC)              4.300     05/15/2008    05/15/2008             900,081
------------------------------------------------------------------------------------------------------------------------------------
     1,015,000  V.I. Tobacco Settlement Financing Corp. (TASC)              4.750     05/15/2012    12/28/2009 D         1,020,207
------------------------------------------------------------------------------------------------------------------------------------
        80,000  V.I. Tobacco Settlement Financing Corp. (TASC)              4.950     05/15/2014    05/11/2011 A            80,087
------------------------------------------------------------------------------------------------------------------------------------
     1,480,000  V.I. Tobacco Settlement Financing Corp. (TASC) 3            5.000     05/15/2021    12/09/2010 B         1,406,074
------------------------------------------------------------------------------------------------------------------------------------
     1,440,000  V.I. Tobacco Settlement Financing Corp. (TASC)              5.000     05/15/2031    04/12/2015 B         1,254,917
------------------------------------------------------------------------------------------------------------------------------------
     1,470,000  V.I. Water & Power Authority                                5.375     07/01/2010    07/01/2008 A         1,489,362
                                                                                                                   ---------------
                                                                                                                       733,238,452
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $4,165,259,550)-103.3%                                                             4,122,903,129
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(3.3)                                                                           (133,462,477)
                                                                                                                   -----------------
NET ASSETS-100.0%                                                                                                  $ 3,989,440,652
                                                                                                                   =================

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

      A. Optional call date; corresponds to the most conservative yield calculation.

      B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

      C.    Date of mandatory put.

      D. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

      E.    Date of prefunded call, or maturity date if escrowed to maturity.

1. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

2. Represents the current interest rate for a variable or increasing rate security.

3. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

4. Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $262,613,406, which represents 6.58% of the Fund's net assets. See accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

7. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

8. Zero coupon bond reflects effective yield on the date of purchase.

                   38 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 -inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2008:

                                                               INVESTMENTS IN  OTHER FINANCIAL
VALUATION INPUTS                                                   SECURITIES     INSTRUMENTS*
------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                       $            --             $ --
Level 2 - Other Significant Observable Inputs                   4,117,183,129               --
Level 3 - Significant Unobservable Inputs                           5,720,000               --
                                                             -----------------------------------

    TOTAL                                                     $ 4,122,903,129             $ --
                                                             ===================================

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS      Assoc. for Children with Down Syndrome
ACLD      Adults and Children with Learning and Developmental Disabilities
ALIA      Alliance of Long Island Agencies
ARC       Assoc. of Retarded Citizens
BFCC      Brookdale Family Care Center
BID       Business Improvement District
BOCES     Board of Cooperative Educational Services
CAB       Capital Appreciation Bond
CCDRCA    Catholic Charities of the Diocese of Rockville Centre and Affiliates
CCFDP     Child Care Facilities Devel. Program
CFGA      Child and Family Guidance Assoc.
CHSLI     Catholic Health Services of Long Island
CMA       Community Mainstreaming Associates, Inc.
COP       Certificates of Participation
CRR       Center for Rapid Recovery
CSMR      Community Services for the Mentally Retarded
Con Ed    Consolidated Edison Company
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
EDA       Economic Devel. Authority
EFC       Environmental Facilities Corp.
ERDA      Energy Research and Devel. Authority
FNHC      Ferncilff Nursing Home Company

                    39 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

FREE      Family Residences and Essential Enterprises
GO        General Obligation
GSHMC     Good Samaritan Hospital Medical Center
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HJDOI     Hospital for Joint Diseases Orthopedic Institute
HKSB      Helen Keller Services for the Blind
IDA       Industrial Devel. Agency
IGHL      Independent Group Home for Living
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM      Julia Dyckman Andrus Memorial
JFK       John Fitzgerald Kennedy
KR        Kateri Residence
L.I.      Long Island
LGSC      Local Government Services Corp.
LIHIA     Long Island Head Injury Assoc.
LILCO     Long Island Lighting Corp.
MMC       Mercy Medical Center
MMWNHC    Mary Manning Walsh Nursing Home Company
MSH/NYU   Mount Sinai Hospital/New York University
MTA       Metropolitan Transportation Authority
NSUH      North Shore University Hospital
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
NYU       New York University
RIBS      Residual Interest Bonds
Res Rec   Resource Recovery Facility
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
SCHC      Senior Citizen Housing Corp.
SCHRC     St. Charles Hospital and Rehabilitation Center
SCSB      Schuyler Community Services Board
SCSMC     St. Catherine of Sienna Medical Center
SFH       St. Francis Hospital
SONYMA    State of New York Mortgage Agency
SUNY      State University of New York
SV        Sienna Village
TASC      Tobacco Settlement Asset-Backed Bonds
TFABs     Tobacco Flexible Amortization Bonds
UDC       Urban Devel. Corp.
USBFCC    Urban Strategies Brookdale Family Care Center
V.I.      United States Virgin Islands
WORCA     Working Organization for Retarded Children and Adults
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment

                   40 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 5% of its total assets (which includes the effects of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $154,188,537 as of March 31, 2008.

                   41 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At March 31, 2008, municipal bond holdings with a value of $278,257,944 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $163,685,000 in short-term floating rate notes issued and outstanding at that date.

At March 31, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                                 COUPON          MATURITY
AMOUNT      INVERSE FLOATER 1                                             RATE 2              DATE          VALUE
-------------------------------------------------------------------------------------------------------------------
$7,250,000  NYC GO RITES                                                   8.481 %          6/1/23   $  7,737,055
 2,835,000  NYC GO ROLs                                                   12.640           12/1/23      3,014,115
 2,500,000  NYC GO ROLs 3                                                 12.640            4/1/30      2,474,700
 2,500,000  NYC GO ROLs                                                   12.640           8/15/23      2,652,000
 3,855,000  NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group) RITES   8.464            7/1/15      4,240,384
 4,550,000  NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group) RITES   8.464            7/1/16      4,971,057
38,480,000  NYS DA RITES                                                   5.797           8/15/25     38,480,770
 9,175,000  Port Authority NY/NJ RITES                                     6.087            6/1/12     11,290,572
 5,600,000  Puerto Rico Highway & Transportation Authority ROLs  3         4.870            7/1/45        560,000
20,110,000  TSASC, Inc. (TFABs) RITES                                      5.130            6/1/22     17,731,791
25,000,000  TSASC, Inc. (TFABs) RITES                                      5.562            6/1/26     21,420,500
                                                                                                    ---------------
                                                                                                     $114,572,944
                                                                                                    ===============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 39-40 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond.

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it

                   42 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED

appropriate to do so. As of March 31, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $18,700,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES
As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS
The Fund can borrow money from banks in amounts up to [one third] of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1,250,000,000, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.1697% as of March 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of March 31, 2008, the Fund had borrowings outstanding at an interest rate of 3.1697%. Details of the borrowings for the period ended March 31, 2008 are as follows:

Average Daily Loan Balance                  $ 57,897,802
Average Daily Interest Rate                        4.123%
Fees Paid                                   $     80,482
Interest Paid                               $    375,862

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $4,169,284,617
                                             =================

Gross unrealized appreciation                 $   38,119,711
Gross unrealized depreciation                    (84,501,199)
                                             -----------------
Net unrealized depreciation                   $  (46,381,488)
                                             =================

                   43 | LIMITED TERM NEW YORK MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008

By:  /s/ Brian W. Wixted
     ---------------------------
     Brian W. Wixted
     Principal Financial Officer

Date: 05/14/2008